Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Feb. 22, 2013	Jun. 30, 2012
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	KCG
Entity Registrant Name	KNIGHT CAPITAL GROUP, INC.
Entity Central Index Key	0001060749
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		215,396,928
Entity Public Float			$ 838.8

Consolidated Statements of Financial Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 413,926	$ 467,633
Cash and securities segregated under federal and other regulations	166,992	11,010
Financial instruments owned, at fair value, including securities pledged of $4,605,155 at December 31, 2012 and $2,121,783 at December 31, 2011:
Equities	1,463,916	1,416,090
Debt securities	111,157	117,390
Listed equity options	202,091	280,384
Loan inventory	191,712	189,541
Other financial instruments	237	21,483
Securitized HECM loan inventory	4,054,905	1,722,631
Total financial instruments owned, at fair value	6,024,018	3,747,519
Collateralized agreements:
Securities borrowed	1,008,720	1,494,647
Receivable from brokers, dealers and clearing organizations	868,805	547,945
Fixed assets and leasehold improvements, at cost, less accumulated depreciation and amortization	94,226	96,290
Investments	78,348	83,231
Goodwill	213,900	223,542
Intangible assets, less accumulated amortization	55,654	80,039
Income taxes receivable	152,576	9,788
Assets of business held for sale	449,509	313,790
Other assets	251,773	77,517
Total assets	9,778,447	7,152,951
Financial instruments sold, not yet purchased, at fair value:
Equities	1,164,999	1,369,750
Debt securities	118,991	61,852
Listed equity options	155,942	254,506
Other financial instruments	5,505	17,532
Total financial instruments sold, not yet purchased, at fair value	1,445,437	1,703,640
Collateralized financings:
Securities loaned	504,082	697,998
Financial instruments sold under agreements to repurchase	355,000	360,000
Other secured financings	146,330	59,405
Liability to GNMA trusts, at fair value	4,002,704	1,710,627
Total collateralized financings	5,008,116	2,828,030
Payable to brokers, dealers and clearing organizations	378,724	322,354
Payable to customers	388,676	23,664
Accrued compensation expense	141,794	166,068
Accrued expenses and other liabilities	186,746	111,801
Liabilities of business held for sale	357,661	111,031
Long-term debt	388,753	424,338
Total liabilities	8,295,907	5,690,926
Commitments and Contingent Liabilities (Note 22)
Equity
Class A Common stock Shares authorized: 500,000 at December 31, 2012 and 2011; Shares issued: 274,821 at December 31, 2012 and 166,361 at December 31, 2011; Shares outstanding: 202,056 at December 31, 2012 and 96,645 at December 31, 2011	2,748	1,664
Additional paid-in capital	1,400,317	850,837
Retained earnings	710,621	1,433,320
Treasury stock, at cost; 72,765 at December 31, 2012 and 69,717 shares at December 31, 2011	(858,907)	(823,023)
Accumulated other comprehensive (loss)	(2,096)	(773)
Total equity	1,252,683	1,462,025
Total liabilities, convertible preferred stock and equity	9,778,447	7,152,951
Series A Convertible Preferred Stock [Member]
Convertible Preferred Stock
Series A convertible preferred stock Shares issued: 400 at December 31, 2012, Shares outstanding: 243 at December 31, 2012	$ 229,857

Consolidated Statements of Financial Condition (Parenthetical) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial instruments owned, at fair value, securities pledged	$ 4,605,155	$ 2,121,783
Class A common stock Shares authorized	500,000	500,000
Class A common stock, Shares issued	274,821	166,361
Class A common stock, Shares outstanding	202,056	96,645
Treasury stock, shares	72,765	69,717
Series A Convertible Preferred Stock [Member]
Series A convertible preferred stock, Shares issued	400
Series A convertible preferred stock, Shares outstanding	243

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Commissions and fees	$ 524,665	$ 608,473	$ 480,494
Net trading revenue	38,841	625,252	486,130
Interest, net	18,591	(3,810)	1,761
Investment income (loss) and other, net	8,154	18,252	(3,004)
Total revenues	590,251	1,248,167	965,381
Expenses
Employee compensation and benefits	407,326	441,207	381,266
Execution and clearance fees	195,372	226,222	173,795
Payments for order flow	90,608	85,269	37,700
Communications and data processing	88,966	78,639	61,802
Interest	51,044	40,405	25,889
Depreciation and amortization	43,148	47,072	37,377
Professional fees	29,746	18,460	14,685
Occupancy and equipment rentals	22,180	21,627	20,648
Business development	17,486	19,691	15,443
Writedown of assets and lease loss accrual	28,732	1,645	707
Restructuring		24,175	3,812
Other	28,533	28,929	15,544
Total expenses	1,003,141	1,033,341	788,668
(Loss) Income from continuing operations before income taxes	(412,890)	214,826	176,713
Income tax (benefit) expense	(146,293)	82,410	68,450
(Loss) Income from continuing operations, net of tax	(266,597)	132,416	108,263
Loss from discontinued operations, net of tax	(80,470)	(17,179)	(16,625)
Net (loss) income	(347,067)	115,237	91,638
Dividend on convertible preferred shares	(2,268)
Deemed dividend related to beneficial conversion feature of convertible preferred shares	(373,364)
Net (loss) income attributable to common stockholders	$ (722,699)	$ 115,237	$ 91,638
Basic (loss) earnings per share from continuing operations	$ (5.38)	$ 1.45	$ 1.2
Diluted (loss) earnings per share from continuing operations	$ (5.38)	$ 1.39	$ 1.15
Basic loss per share from discontinued operations	$ (0.67)	$ (0.19)	$ (0.18)
Diluted loss per share from discontinued operations	$ (0.67)	$ (0.18)	$ (0.18)
Basic (loss) earnings per share	$ (6.05)	$ 1.26	$ 1.02
Diluted (loss) earnings per share	$ (6.05)	$ 1.21	$ 0.97
Shares used in computation of basic earnings per share	119,376	91,490	90,167
Shares used in computation of diluted earnings per share	119,376	95,013	94,447

Consolidated Statements of Changes in Convertible Preferred Stock and Equity (USD $) In Thousands	Total USD ($)	Series A-1 Convertible Preferred Stock Converted into Common Stock [Member] USD ($)	Series A-1 Convertible Preferred Stock [Member]	Series A-1 Convertible Preferred Stock [Member] Series A-2 Converted to Series A-1 Convertible Preferred Stock [Member]	Series A-1 Convertible Preferred Stock [Member] Series A-1 Convertible Preferred Stock Converted into Common Stock [Member]	Series A-2 Convertible Preferred Stock [Member]	Series A-2 Convertible Preferred Stock [Member] Series A-2 Converted to Series A-1 Convertible Preferred Stock [Member]	Convertible Preferred Stock [Member] USD ($)	Convertible Preferred Stock [Member] Series A-1 Convertible Preferred Stock Converted into Common Stock [Member] USD ($)	Class A Common Stock [Member] USD ($)	Class A Common Stock [Member] Series A-1 Convertible Preferred Stock Converted into Common Stock [Member] USD ($)	Additional Paid-In Capital [Member] USD ($)	Additional Paid-In Capital [Member] Series A-1 Convertible Preferred Stock Converted into Common Stock [Member] USD ($)	Retained Earnings [Member] USD ($)	Treasury Stock [Member] USD ($)	Accumulated Other Comprehensive Loss [Member] USD ($)	Knight Capital Group, Inc., Total [Member] USD ($)	Knight Capital Group, Inc., Total [Member] Series A-1 Convertible Preferred Stock Converted into Common Stock [Member] USD ($)	Non-Controlling Interests [Member] USD ($)
Balance at Dec. 31, 2009	$ 1,214,122									$ 1,586		$ 746,778		$ 1,229,112	$ (763,974)		$ 1,213,502		$ 620
Balance, Shares at Dec. 31, 2009										158,641					(65,850)
Net (loss) income	91,638													91,638			91,638
Net income attributable to noncontrolling interests related to discontinued operations	1																		1
Common stock repurchased	(60,090)														(60,090)		(60,090)
Common stock repurchased, Shares															(4,254)
Warrants issued	15,000											15,000					15,000
Reissuance of treasury shares	81,967											23,778			58,189		81,967
Reissuance of treasury shares (Shares)															5,022
Stock options exercised	5,784									6		5,778					5,784
Stock options exercised, Shares	591									590
Stock-based compensation	18,749									36		18,713					18,749
Stock-based compensation, Shares										3,587
Income tax provision - stock based compensation	(2,760)											(2,760)					(2,760)
Cumulative translation adjustment	(3,553)													(3,288)		(265)	(3,553)
Balance at Dec. 31, 2010	1,360,858									1,628		807,287		1,317,462	(765,875)	(265)	1,360,237		621
Balance, Shares at Dec. 31, 2010										162,818					(65,082)
Net (loss) income	115,237													115,237			115,237
Net income attributable to noncontrolling interests related to discontinued operations														621			621		(621)
Common stock repurchased	(58,553)														(58,553)		(58,553)
Common stock repurchased, Shares															(4,754)
Reissuance of treasury shares	1,378											(27)			1,405		1,378
Reissuance of treasury shares (Shares)															119
Stock options exercised	1,000									1		999					1,000
Stock options exercised, Shares	91									91
Stock-based compensation	49,062									35		49,027					49,062
Stock-based compensation, Shares										3,452
Income tax provision - stock based compensation	(6,449)											(6,449)					(6,449)
Cumulative translation adjustment	(508)															(508)	(508)
Balance at Dec. 31, 2011	1,462,025									1,664		850,837		1,433,320	(823,023)	(773)	1,462,025
Balance, Shares at Dec. 31, 2011										166,361					(69,717)
Net (loss) income	(347,067)													(347,067)			(347,067)
Issuance of Series A convertible preferred stock, net of issuance costs of $40,519								359,481
Issuance of Series A convertible preferred stock, net of issuance costs of $40,519, shares			80			320
Beneficial conversion feature												373,364		(373,364)
Series A-1 convertible preferred stock converted into common stock		129,622							(129,624)		1,043		128,579					129,622
Series A-1 convertible preferred stock converted into common stock, shares				320	(157)		(320)				104,358
Dividend on convertible preferred shares	(2,268)													(2,268)			(2,268)
Reclassification of Urban earnout to liabilities	(2,000)											(2,000)					(2,000)
Common stock repurchased	(36,547)														(36,547)		(36,547)
Common stock repurchased, Shares															(3,104)
Reissuance of treasury shares	626											(37)			663		626
Reissuance of treasury shares (Shares)															56
Stock options exercised	1,140									1		1,139					1,140
Stock options exercised, Shares	130									130
Stock-based compensation	54,629									40		54,589					54,629
Stock-based compensation, Shares										3,972
Income tax provision - stock based compensation	(6,154)											(6,154)					(6,154)
Cumulative translation adjustment	(1,323)															(1,323)	(1,323)
Balance at Dec. 31, 2012	$ 1,252,683							$ 229,857		$ 2,748		$ 1,400,317		$ 710,621	$ (858,907)	$ (2,096)	$ 1,252,683
Balance, Shares at Dec. 31, 2012			243							274,821					(72,765)

Consolidated Statements of Changes in Convertible Preferred Stock and Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Issuance costs	$ 40,519
Convertible Preferred Stock [Member]
Issuance costs	$ 40,519

Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net (loss) income	$ (347,067)	$ 115,237	$ 91,638
Other comprehensive loss:
Cumulative translation adjustment	(1,323)	(508)	(265)
Comprehensive (loss) income	$ (348,390)	$ 114,729	$ 91,373

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net (loss) income	$ (347,067)	$ 115,237	$ 91,638
Loss from discontinued operations, net of tax	(80,470)	(17,179)	(16,625)
(Loss) income from continuing operations, net of tax	(266,597)	132,416	108,263
Adjustments to reconcile (loss) income from continuing operations, net of tax to net cash (used in) provided by operating activities
Depreciation and amortization	43,148	47,072	37,377
Stock-based compensation	42,442	39,161	46,934
Writedown of assets and lease loss accrual	28,732	1,645	707
Debt discount accretion and other debt related expenses	17,457	15,690	11,453
Unrealized loss on investments	1,122	363	7,720
Non-cash restructuring charges		10,915
Deferred income taxes	(71,529)	(2,469)	(8,400)
Deferred rent	(503)	700	1,506
Operating activities from discontinued operations	41,966	(7,271)	(21,044)
(Increase) decrease in operating assets
Cash and securities segregated under federal and other regulations	(35,341)	(4,695)	27,033
Financial instruments owned, at fair value	(2,293,794)	(2,243,475)	(559,943)
Securities borrowed	485,926	(133,637)	(966,592)
Receivable from brokers, dealers and clearing organizations	39,633	(144,345)	4,945
Income taxes receivable	(142,788)	19,844	(27,105)
Other assets	(102,823)	(1,947)	85,800
(Decrease) increase in operating liabilities
Financial instruments sold, not yet purchased, at fair value	(240,906)	412,495	634,353
Securities loaned	(193,916)	170,053	(22,281)
Financial instruments sold under agreements to repurchase	(5,000)	(125,184)	485,184
Other secured financings	86,925	23,822	35,583
Liability to GNMA trusts, at fair value	2,292,077	1,710,627
Payable to brokers and dealers and clearing organizations	56,370	150,525	45,327
Payable to customers	(107,150)
Accrued compensation expense	(21,995)	10,705	(27,310)
Accrued expenses and other liabilities	7,072	38,057	7,410
Net cash (used in) provided by operating activities	(339,471)	121,067	(93,080)
Cash flows from investing activities
Distributions from investments	33,364	24,380	37,558
Purchases of investments	(27,850)	(26,601)	(7,997)
Purchases of fixed assets and leasehold improvements	(29,823)	(26,396)	(42,184)
Purchase of referral rights			(3,275)
Purchase of customer list			(1,000)
Purchase of intangible asset	(50)
Purchase of noncontrolling interest			(1,000)
Payment of contingent consideration	(625)	(625)
Purchases of business, net of cash acquired	(3,268)		(48,133)
Investing activities from discontinued operations	(2,242)	(11,649)	(6,696)
Net cash used in investing activities	(30,494)	(40,891)	(72,727)
Cash flows from financing activities
Proceeds of convertible preferred stock offering, net of issuance costs of $40,519	359,480
Proceeds from term credit agreement		97,838
Proceeds from revolving credit agreement	200,000
Repayment of revolving credit agreement	(200,000)
Proceeds from issuance of cash convertible notes			363,808
Repayment of credit facility			(140,000)
Purchase of call options			(73,750)
Proceeds from issuance of warrants			15,000
Stock options exercised	1,140	1,000	5,784
Income tax provision related to stock-based compensation	(6,154)	(6,449)	(2,760)
Cost of common stock repurchased	(35,832)	(58,553)	(60,090)
Payment of dividend related to convertible preferred shares	(1,051)
Net cash provided by financing activities	317,583	33,836	107,992
Effect of exchange rate changes on cash and cash equivalents	(1,325)	(508)	(265)
(Decrease) increase in cash and cash equivalents	(53,707)	113,504	(58,080)
Cash and cash equivalents at beginning of period	467,633	354,129	412,209
Cash and cash equivalents at end of period	413,926	467,633	354,129
Supplemental disclosure of cash flow information:
Cash paid for interest	50,407	24,237	22,068
Cash paid for income taxes	$ 44,975	$ 62,116	$ 59,384

Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Issuance costs	$ 40,519

Organization and Description of the Business	12 Months Ended
Dec. 31, 2012
Organization and Description of the Business
1.	Organization and Description of the Business

Knight Capital Group, Inc. (collectively with its subsidiaries, “Knight” or the “Company”) is a global financial services firm that provides access to the capital markets across multiple asset classes to a broad network of clients, including broker dealers, institutions and corporations. The Company seeks to continually apply its expertise and innovation to the market making and trading process to build lasting client relationships through consistent performance and superior client service. In the first quarter of 2013, the Company changed from four operating segments: (i) Market Making, (ii) Institutional Sales and Trading, (iii) Electronic Execution Services and (iv) Corporate and Other to three operating segments: (i) Market Making; (ii) Global Execution Services; and (iii) Corporate and Other. This change was made to better reflect the Company’s client offerings, changes in senior management, the combination of the institutional equities sales teams and how the businesses are managed. As of March 31, 2013, the Company’s operating segments comprised the following:

Market Making

The Market Making segment principally consists of market making in global equities and listed domestic options. As a market maker, the Company commits capital for trade executions by offering to buy securities from, or sell securities to, institutions and broker-dealers. The Market Making segment primarily includes client, and to a lesser extent, non-client market making activities in which the Company operates as a market maker in equity securities quoted and traded on the Nasdaq Stock Market; the over-the-counter (“OTC”) market for New York Stock Exchange (“NYSE”), NYSE Amex Equities (“NYSE Amex”), NYSE Arca listed securities; and several European exchanges. As a complement to electronic market making, the Company’s cash trading business handles specialized orders and also transacts on the OTC Bulletin Board, marketplaces operated by the OTC Markets Group Inc. and the Alternative Investment Market (“AIM”) of the London Stock Exchange. The segment also provides trade executions as an equities Designated Market Maker (“DMM”) on the NYSE and NYSE Amex. The Market Making segment also includes the Company’s option market making business which trades on substantially all domestic electronic exchanges.

Global Execution Services

The Global Execution Services segment offers access via its electronic agency-based platforms to markets and self-directed trading in equities, options, fixed income, foreign exchange and futures. In contrast to Market Making, the Global Execution Services segment generally does not act as a principal to transactions that are executed within this segment however, it will commit capital on behalf of clients, as needed, and generally earns commissions for acting as agent between the principals to the trade. Global Execution Services includes equity sales and trading (including exchange traded funds (“ETFs”)), reverse mortgage origination and securitization and asset management. This segment also facilitates client orders through program, block, and riskless principal trades and provides capital markets services, including equity offerings as well as private placements. The Global Execution Services segment also includes the futures commission merchant (“FCM”) business, which comprises certain assets and liabilities that the Company acquired or assumed from the futures division of Penson Financial Services, Inc. on June 1, 2012. This business provides futures execution and clearing services on major U.S. and European futures and options exchanges for clients.

Corporate and Other

The Corporate and Other segment invests in strategic financial services-oriented opportunities, allocates, deploys and monitors all capital, and maintains corporate overhead expenses and all other income and expenses that are not attributable to the other segments. The Corporate and Other segment houses functions that support the Company’s other segments such as self-clearing services, including stock lending activities.

Discontinued Operations

During the first quarter of 2013, the Company agreed to sell its institutional fixed income sales and trading business, which operates in the United States and the United Kingdom, to Stifel, Nicolaus & Company, Inc (“Stifel”). The Company expects to complete the transaction during the second quarter of 2013. As a result, this business is considered to be held for sale and its results of operations have been reported as discontinued operations. Discontinued operations also include the Company’s correspondent clearing business, which the Company announced that it was discontinuing in the first quarter of 2013 and costs associated with shutting down the Company’s former Deephaven Capital Management business which was discontinued in 2009. See Footnote 5 “Business held for sale and discontinued operations” for further discussion.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies
2.	Significant Accounting Policies

Basis of consolidation and form of presentation

The accompanying Consolidated Financial Statements, prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), include the accounts of the Company and its subsidiaries and should be read in conjunction with the audited Consolidated Financial Statements for the year ended December 31, 2011 included in the Company’s Current Report on Form 8-K dated August 6, 2012 which was filed in relation to the Company’s raising of $400.0 million in equity financing. All significant intercompany transactions and balances have been eliminated.

Certain reclassifications have been made to the prior years’ Consolidated Financial Statements in order to conform to the current year presentation. Such reclassifications are immaterial to both current and all previously issued financial statements taken as a whole and had no effect on previously reported Net income.

The Company consolidates all of its wholly-owned subsidiaries as well as any investment in which it is considered to be the primary beneficiary of a variable interest entity (“VIE”). The Company performs a qualitative assessment to determine if a VIE should be consolidated. As described in more detail below, the primary attributes the Company assesses include the entity’s capital structure and power. The Company will consolidate a VIE if it has both i) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and ii) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. As of December 31, 2012 and December 31, 2011, the Company was not considered to be a primary beneficiary of any VIE.

Cash and cash equivalents

Cash and cash equivalents include money market accounts, which are payable on demand, and short-term investments with an original maturity of less than 90 days. The carrying amount of such cash equivalents approximates their fair value due to the short-term nature of these instruments.

Cash and securities segregated under federal and other regulations

The Company maintains custody of customer funds and, as a result, it is subject to various regulatory rules and regulations. As a result of these customer holdings, the Company is obligated by the U.S. Securities and Exchange Commission (“SEC”) and the Commodities Futures Trading Commission (“CFTC”) to segregate or set aside cash and/or qualified securities to satisfy these regulations, which have been promulgated to protect customer assets. The amounts recognized as Cash and securities segregated under federal and other regulations approximate fair value.

Market making, sales, trading and execution activities

Financial instruments owned and Financial instruments sold, not yet purchased, which relate to market making and trading activities, include listed and OTC equity securities, listed equity options and fixed income securities which are recorded on a trade date basis and carried at fair value. Net trading revenue (trading gains, net of trading losses) is also recorded on a trade date basis.

Commissions (which includes commission equivalents earned on institutional client orders, commissions on futures transactions and home equity conversion mortgage (“HECM”) loan origination and securitization activities) and related expenses are also recorded on a trade date basis. Commissions earned by the Company’s FCM are recorded net of any commissions paid to independent brokers and are recognized on a half-turn basis.

The Company’s third party clearing agreements call for payment or receipt of interest income, net of transaction-related interest charged by clearing brokers, for facilitating the settlement and financing of securities transactions. The Company also nets interest income on its securitized HECM loan inventory against interest expense on its liability to Government National Mortgage Association (“GNMA”) trusts. Interest income and interest expense which have been netted on the Consolidated Statements of Operations are as follows (in thousands):

	FOR THE YEAR ENDED DECEMBER 31,
	2012	2011	2010
Interest Income	$138,489	$39,854	$14,171
Interest Expense	(119,898)	(43,663)	(12,410)

Interest, net	$18,591	$(3,809)	$1,761

Dividend income relating to securities owned and dividend expense relating to securities sold, not yet purchased, derived primarily from the Company’s market making activities are included as a component of Net trading revenue on the Consolidated Statements of Operations. Net trading revenue includes dividend income and expense as follows (in thousands):

	FOR THE YEAR ENDED DECEMBER 31,
	2012	2011	2010
Dividend Income	$24,643	$21,768	$23,987

Dividend Expense	$(20,946)	$(23,210)	$(17,640)

Payments for order flow represent payments to broker-dealer clients, in the normal course of business, for directing their order flow in U.S. equities and options to the Company. Payments for order flow also include fees paid to third party brokers with respect to wholesale loan production at the Company’s reverse mortgage business.

Fair value of financial instruments

The Company values its financial instruments using a hierarchy of fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value.

The fair value hierarchy can be summarized as follows:

•	Level 1 – Valuations based on quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

•	Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•	Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Changes in fair value are recognized in earnings each period for financial instruments that are carried at fair value. See Footnote 7 “Fair Value of Financial Instruments” for a description of valuation methodologies applied to the classes of financial instruments at fair value.

Securitization activities

The Company securitizes HECMs under its GNMA issuance authority. Securitization and transfer of financial assets to a third party are generally accounted for as sales when an issuer has relinquished control over the transferred assets. Based upon the current structure of the GNMA securitization program, the Company believes that it has not met the GAAP criteria for relinquishing control over the transferred assets and therefore its securitizations fail to meet the GAAP criteria for sale accounting. As such, the Company continues to recognize the HECMs in Financial instruments owned, at fair value, and the Company recognizes a corresponding liability in Liability to GNMA trusts, at fair value on the Consolidated Statements of Financial Condition. The associated change in fair value of the securitized HECM loan inventory is recorded in Commissions and fees on the Consolidated Statements of Operations.

Collateralized agreements and financings

Collateralized agreements consist of securities borrowed and collateralized financings include securities loaned, financial instruments sold under agreements to repurchase, other secured financings and liability to GNMA trusts, at fair value.

•	Securities borrowed and securities loaned transactions are recorded at the amount of cash collateral advanced or received. Securities borrowed transactions facilitate the securities settlement process and require the Company to deposit cash or other collateral with the lender. Securities loaned transactions help finance the Company’s securities inventory whereby the Company lends stock to counterparties in exchange for the receipt of cash or other collateral from the borrower. In these transactions, the Company receives or lends cash or other collateral in an amount generally in excess of the market value of the applicable securities borrowed or loaned. The Company monitors the market value of securities borrowed or loaned on a daily basis, with additional collateral obtained or refunded as necessary.

•

Financial instruments sold under agreements to repurchase are used to finance inventories of securities and other financial instruments and are recorded at their contractual amount. The Company has entered into bilateral and tri-party term and overnight repurchase agreements which bear interest at negotiated rates. The Company receives cash and makes delivery of financial instruments to a custodian who monitors the market value of these instruments on a daily basis. The market value of the instruments delivered must be equal to or in excess of the principal amount loaned under the repurchase agreements plus the agreed upon margin requirement. The custodian may request additional collateral, if appropriate.

•	Other secured financings represent contractual agreements used to finance financial instruments and are recorded at their contractual amount. These agreements are short-term in nature with durations of typically less than one month and bear interest at negotiated rates. The Company receives cash and pledges financial instruments to banks and other financial institutions as collateral for these secured financing arrangements. The market value of the collateral delivered must be in excess of the principal amount loaned plus the agreed upon margin requirement under the secured financings. The banks and other financial institutions may request additional collateral, if appropriate.

•	Liability to GNMA trusts, at fair value, represents the liability associated with the Company’s securitization of HECMs where the securitization does not meet the GAAP criteria for sale treatment.

The Company’s securities borrowed, securities loaned, financial instruments sold under agreements to repurchase and other secured financings are recorded at amounts that approximate fair value. These items are recorded based upon their contractual terms and are not materially sensitive to shifts in interest rates because they are short-term in nature and are fully collateralized. These items would be categorized as Level 2 in the fair value hierarchy if they were required to be recorded at fair value.

Investments

Investments primarily comprise strategic investments and deferred compensation investments. Strategic investments include noncontrolling equity ownership interests held by the Company within its non-broker-dealer subsidiaries, primarily in financial services-related businesses. Strategic investments are accounted for under the equity method or at cost. The equity method of accounting is used when the Company has significant influence, generally considered to be between 20% and 50% equity ownership or greater than 3% to 5% of a partnership interest. Strategic investments are held at cost, less impairment if any, when the Company is not considered to exert significant influence on operating and financial policies of the investee. Deferred compensation investments primarily consist of mutual funds, which are accounted for at fair value.

Strategic investments are reviewed on an ongoing basis to ensure that the carrying values of the investments have not been impaired. If the Company determines that an impairment loss on a strategic investment has occurred due to a decline in fair value or other market conditions, the investment is written down to its estimated fair value.

The Company maintains a non-qualified deferred compensation plan related to certain employees and directors. This plan provides a return to the participants based upon the performance of various investments. In order to hedge its liability under this plan, the Company generally acquires the underlying investments and holds such investments until the deferred compensation liabilities are satisfied. Changes in value of such investments are recorded in Investment income (loss) and other, net, with a corresponding charge or credit to Employee compensation and benefits on the Consolidated Statements of Operations.

Goodwill and intangible assets

The Company tests goodwill and intangible assets with an indefinite useful life for impairment annually or when an event occurs or circumstances change that signifies the existence of an impairment. The Company amortizes other intangible assets on a straight line basis over their estimated useful lives and tests for recoverability whenever events indicate that the carrying amounts may not be recoverable.

Payable to customers

Payable to customers arise primarily from futures transactions and include amounts due on cash and margin transactions. Due to their short-term nature, such amounts approximate fair value.

Treasury stock

The Company records its purchases of treasury stock at cost as a separate component of stockholders’ equity. The Company obtains treasury stock through purchases in the open market or through privately negotiated transactions. The Company may re-issue treasury stock, at average cost, for the acquisition of new businesses or, in certain instances, as inducement grants to new hires or grants to consultants.

Foreign currency translation and foreign currency forward contracts

The Company’s U.K. subsidiary utilizes the Pound Sterling as its functional currency while the Company’s Hong Kong subsidiary utilizes the Hong Kong dollar as its functional currency. For all other entities, the Company’s functional currency is the U.S. dollar.

Assets and liabilities of foreign subsidiaries having non-U.S. dollar functional currencies are translated at exchange rates at the end of a period. Revenues and expenses are translated at average exchange rates during the period. Gains and losses resulting from translating foreign currency financial statements into U.S. dollars are included in Accumulated other comprehensive loss on the Consolidated Statements of Financial Condition and Cumulative translation adjustment on the Consolidated Statements of Comprehensive Income (Loss). Gains or losses resulting from foreign currency transactions are included in Investment income (loss) and other, net on the Company’s Consolidated Statements of Operations. For years ended December 31, 2012, 2011 and 2010, the Company recorded a loss of $1.6 million, a gain of $0.2 million and a loss of $0.3 million, respectively.

The Company seeks to reduce the impact of fluctuations in foreign exchange rates on its net investment in certain non-U.S. operations through the use of foreign currency forward contracts. For foreign currency forward contracts designated as hedges, the Company assesses its risk management objectives and strategy, including identification of the hedging instrument, the hedged item and the risk exposure and how effectiveness is to be assessed prospectively and retrospectively. The ineffectiveness of the hedge is assessed based on the overall changes in the fair value of the forward contracts. For qualifying net investment hedges, any gains or losses, to the extent effective, are included in Accumulated other comprehensive loss on the Consolidated Statements of Financial Condition and the Consolidated Statements of Comprehensive Income (Loss). The ineffective portion, if any, is recorded in Investment income (loss) and other, net on the Consolidated Statements of Operations.

Stock-based compensation

Stock-based compensation is measured based on the grant date fair value of the awards. These costs are amortized over the requisite service period, which is typically the vesting period.

Expected forfeitures are considered in determining stock-based employee compensation expense. For all periods presented, the Company recorded a benefit for expected forfeitures on all outstanding stock-based awards. The benefit recorded did not have a material impact on the results of operations in any of the periods presented.

The Company applies a non-substantive vesting period approach for stock-based awards whereby the expense is accelerated for those employees and directors that receive options and restricted stock units (“RSUs”) and are eligible to retire prior to the options or RSUs vesting.

Soft dollar expense

Under a commission management program, the Company allows institutional clients to allocate a portion of their gross commissions to pay for research and other services provided by third parties. As the Company acts as an agent in these transactions, it records such expenses on a net basis within Commissions and fees on the Consolidated Statements of Operations.

Depreciation, amortization and occupancy

Fixed assets are depreciated on a straight-line basis over their estimated useful lives of three to seven years. Leasehold improvements are being amortized on a straight-line basis over the shorter of the term of the related office lease or the expected useful life of the assets. The Company capitalizes certain costs associated with the acquisition or development of internal-use software and amortizes the software over its estimated useful life of three years, commencing at the time the software is placed in service. The Company reviews fixed assets and leasehold improvements for impairment whenever events or changes in circumstances indicate that the related carrying amounts may not be recoverable.

The Company recognizes rent expense under operating leases with fixed rent escalations, lease incentives and free rent periods on a straight-line basis over the lease term beginning on the date the Company takes possession of or controls the use of the space, including during free rent periods.

Lease loss accrual

The Company’s policy is to identify excess real estate capacity and where applicable, accrue for related future costs, net of estimated sub-lease income. In the event the Company is able to sublease the excess real estate after recording a lease loss, such accrual is adjusted to the extent the actual terms of sub-leased property differ from the assumptions used in the calculation of the accrual. In the event that the Company concludes that previously determined excess real estate is needed for the Company’s use, such lease loss accrual is adjusted accordingly. Any such adjustments to previous lease loss accruals are recorded in Writedown of assets and lease loss accrual on the Consolidated Statements of Operations.

Income taxes

The Company records deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities and measures them using the enacted tax rates and laws that will be in effect when such differences are expected to reverse. The Company evaluates the recoverability of future tax deductions by assessing the adequacy of future expected taxable income from all sources, including reversal of temporary differences and forecasted operating earnings.

Discontinued operations

Revenues and expenses associated with a business line that has been disposed of through closure or held for sale are included in Loss from discontinued operations, net of tax on the Consolidated Statements of Operations. Assets and liabilities of businesses held for sale are included in Assets of business held for sale and Liabilities of business held for sale , respectively, on the Consolidated Statements of Financial Condition. Cash flows from discontinued operations are presented on the Consolidated Statements of Cash Flows within operating, investing and financing activities, as applicable.

Variable interest entities

A VIE is an entity that lacks one or more of the following characteristics (i) the total equity investment at risk is sufficient to enable the entity to finance its activities independently and (ii) the equity holders have the power to direct the activities of the entity that most significantly impact its economic performance, the obligation to absorb the losses of the entity and the right to receive the residual returns of the entity. The Company has a controlling financial interest and will consolidate a VIE if it has both (i) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and (ii) the obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

VIEs generally finance the purchase of assets by issuing debt and equity securities that are either collateralized by or indexed to the assets held by the VIE. The debt and equity securities issued by a VIE may include tranches of varying levels of subordination. The Company’s involvement with VIEs includes purchased interests and commitments to VIEs.

The Company is principally involved with VIEs through the following business activities:

•	Mortgage-backed securities (“MBS”) – The Company purchases and sells beneficial interests issued by mortgage-backed VIEs in connection with its trading activities

•	Securitized HECM loan inventory – The Company sells HECM loans to GNMA trusts which have the characteristics of a VIE and retains certain commitments and obligations to these trusts

Nonconsolidated VIEs

The Company’s exposure to the obligations of VIEs is generally limited to its interests in these entities. Nonconsolidated VIEs are aggregated based on principal business activity.

•	For MBS, the maximum exposure to loss is the carrying value of these interests

•	For Securitized HECM loan inventory, the maximum exposure to loss is the value of the obligations as issuer and servicer to the GNMA trust

The carrying values of the Company’s variable interests in nonconsolidated VIEs are included in the Consolidated Statements of Financial Condition as follows:

•	MBS are included as Debt securities within Assets of business held for sale on the Consolidated Statements of Financial Condition

•	Securitized HECM loan inventory VIEs are captured in the valuation of the Securitized HECM loan inventory and the Liability to GNMA trusts, at fair value

The following table presents the Company’s nonconsolidated VIEs at December 31, 2012 and 2011 (in thousands):

	DECEMBER 31, 2012
	SECURITIZED HECM LOAN INVENTORY	MBS HELD WITHIN ASSETS OF BUSINESS HELD FOR SALE
Assets in VIE
Carrying value of the VIEs
Assets	$—	$108,999
Liabilities	912	—
Maximum exposure to loss in nonconsolidated VIEs
Commitments	29,017	—
Purchased interests	—	108,999

	DECEMBER 31, 2011
	SECURITIZED HECM LOAN INVENTORY	MBS HELD WITHIN ASSETS OF BUSINESS HELD FOR SALE
Assets in VIE
Carrying value of the VIEs
Assets	$—	$16,399
Liabilities	2,299	—
Maximum exposure to loss in nonconsolidated VIEs
Commitments	12,874	—
Purchased interests	—	16,399

Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

Accounting standards updates

In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standard Update (“ASU”) that requires additional disclosures about financial assets and liabilities that are subject to netting arrangements. Under the ASU, financial assets and liabilities must be disclosed at their respective gross asset and liability amounts, the amounts offset on the balance sheet and a description of the respective netting arrangements. The new disclosures are required for annual reporting periods beginning on or after January 1, 2013, and are to be applied retrospectively. Other than the change in disclosures, the Company has determined that the adoption of this ASU will not have an impact on its Consolidated Financial Statements.

In July 2012, the FASB issued an ASU which allows a company to first assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test of an indefinite-lived intangible asset. This ASU simplifies the guidance for impairment testing of indefinite-lived intangible assets other than goodwill and gives companies the option to assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test. Companies electing to perform a qualitative assessment are no longer required to calculate the fair value of an indefinite-lived intangible asset unless the company determines, based on a qualitative assessment, that it is “more likely than not” that the asset is impaired. This update is effective for annual impairment tests, or more frequently if deemed appropriate, performed in fiscal years beginning after September 15, 2012; however, early adoption is permitted. The Company has determined that the adoption of this ASU will not have an impact on its Consolidated Financial Statements.

August 1, 2012 Technology Issue	12 Months Ended
Dec. 31, 2012
August 1, 2012 Technology Issue
3.	August 1, 2012 Technology Issue

The Company experienced a technology issue at the opening of trading at the NYSE on August 1, 2012. This issue was related to the installation of trading software and resulted in the Company’s broker-dealer subsidiary, Knight Capital Americas LLC, sending numerous erroneous orders in NYSE-listed and NYSE Arca securities into the market. Although this software was subsequently removed from the Company’s systems, the Company’s results for the year ended December 31, 2012 includes a $457.6 million trading loss which is included in Net trading revenues, and $7.0 million in related legal and professional fees which are included in Professional fees as a result of the technology issue.

Series A Convertible Preferred Stock	12 Months Ended
Dec. 31, 2012
Series A Convertible Preferred Stock
4.	Series A Convertible Preferred Stock

As a result of the financial losses incurred due to the August 1, 2012 technology issue, the Company, on August 6, 2012, raised $400.0 million in equity financing through a convertible preferred stock offering to certain investors (the “August 2012 Recapitalization”). Under the terms of the August 2012 Recapitalization, the Company sold 400,000 shares of Series A Cumulative Perpetual Convertible Preferred Stock, par value $0.01 per share (the “Series A Preferred Stock”). The Series A Preferred Stock consisted of 79,600 shares of Series A-1 Cumulative Perpetual Convertible Preferred Stock (the “Series A-1 Shares”) and 320,400 shares of Series A-2 Non-Voting Cumulative Perpetual Convertible Preferred Stock (the “Series A-2 Shares”). The Series A Preferred Stock are convertible into approximately 266.7 million shares of Class A common stock, or approximately 73% of the total number of shares of Class A common stock outstanding at August 6, 2012 assuming the conversion in full of the Series A Preferred Stock into Class A common stock. As of December 31, 2012, all of the Series A-2 Shares had been converted into Series A-1 Shares and there are no longer any Series A-2 Shares outstanding.

The Series A Preferred Stock rank senior to the Company’s Class A common stock as to dividend and liquidation rights. Dividends on the Series A Preferred Stock accrue daily and are payable on a cumulative basis, as and if declared by the Board of Directors, in cash at a rate per annum equal to 2% of (i) the liquidation preference of $1,000 per share and (ii) the amount of any accrued but unpaid dividends in respect of such shares. Declared dividends on the Series A Preferred Stock are payable quarterly, in arrears, on each January 15, April 15, July 15 and October 15, with the first dividend paid on October 15, 2012. The Company is prohibited from paying any dividend with respect to shares of Class A common stock or repurchasing or redeeming any shares of Class A common stock in any quarter unless full dividends are paid on the Series A Preferred Stock in such quarter. The Series A Preferred Stock participate in any dividends paid on the Class A common stock.

Holders of Series A-1 Shares are entitled to vote with holders of Class A common stock, on an as-converted into Class A common stock basis on all matters submitted to a vote. Each Series A Preferred Stock is convertible, at the option of the holder, into 666.667 shares of Class A common stock (the “Conversion Rate”), subject to customary anti-dilution adjustments. The Conversion Rate also will be adjusted upon the occurrence of certain merger or acquisition transactions and fundamental changes. The “Conversion Price” is equal to $1,000 divided by the Conversion Rate in effect at such time, for an initial Conversion Price of $1.50 per share of Class A common stock.

The outstanding Series A Preferred Stock will mandatorily convert into Class A common stock on the third trading day following the date on which the closing price of the Company’s Class A common stock exceeds 200% of the then-applicable Conversion Price for 60 consecutive trading days.

The Series Preferred Stock are not redeemable by the Company or by the holders other than in connection with certain fundamental corporate changes, which include but are not limited to a change in control, a merger or consolidation, or a delisting of the Company’s Class A common stock. Upon a fundamental change, a holder of Series A Preferred Stock may elect to require the Company to redeem such holder’s shares of Series A Preferred Stock for consideration payable (at the option of the Company) in cash or securities listed on a national securities exchange with a fair market value equal to the greater of (1) the fair market value of such Series A Preferred Stock or (2) $1,000 per share plus the accrued but unpaid dividends thereon.

The Company incurred approximately $40.5 million of fees and costs related to the issuance of the Series A Preferred Stock which have been recorded as a reduction of the initial $400.0 million in proceeds, resulting in an initial balance of $359.5 million which is classified as temporary equity as described below.

The $359.5 million initial temporary equity balance has been reduced on a pro-rata basis as the 400,000 shares of Series A Preferred Stock are converted into Class A common stock. During the third and fourth quarters of 2012, 156,537 shares or approximately 39%, of the original Series A Preferred Stock were converted to Class A common stock (resulting in 243,463 shares of Series A Preferred Stock outstanding at December 31, 2012 all of which are Series A-1 Shares). These conversions resulted in a $129.6 million reduction in the temporary equity balance to $229.9 million at December, 2012, which was offset by a $1.0 million increase in Class A common stock and a $128.6 million increase in Additional paid-in capital.

On February 28, 2013, 239,844 shares of Series A Preferred Stock were mandatorily converted into 159,896,077 shares of the Company’s Class A common stock as a result of the Company’s Class A common stock having traded for 60 consecutive trading days above the price of $3.00, or 200% of the $1.50 per share Conversion Price.

Temporary equity classification

Pursuant to GAAP, an equity instrument with redemption features that are not solely within the control of the issuer is required to be classified outside of permanent equity as “temporary equity”, which is presented on the Consolidated Statement of Financial Condition above permanent equity.

Since the Series A Preferred Stock become redeemable at the option of the holder upon a fundamental change, and such a fundamental change could come about under circumstances that are not solely within the control of the Company, Series A Preferred Stock are classified as temporary equity on the Company’s Consolidated Statements of Financial Condition.

Beneficial conversion feature

Pursuant to GAAP, a beneficial conversion feature (“BCF”) exists to the extent that a convertible security is issued at a price that is less than the fair value of the security into which it is convertible. This guidance applies to the Series A Preferred Stock as these shares were issued at $1,000 per share which, based on the Conversion Rate computes to a common share equivalent price of $1.50 per share, which was less than the share price of the Company’s Class A common stock at the time of issuance of $2.81 per share. The difference between these two prices, as well as costs paid to investors with respect to the issuance, created a BCF. The BCF is treated as a deemed dividend to the holders of Series A Preferred Stock since the conversion feature is immediately exercisable for the Series A Preferred Stock. The BCF is recorded as a decrease to Retained earnings and an increase to Additional paid-in capital. The deemed dividend also affects the Company’s earnings per share calculations by increasing the loss attributable to Class A common stockholders to the extent that it is not anti-dilutive. As a result of the BCF, the Company recorded a $373.4 million non-cash deemed dividend for the year ended December 31, 2012.

Dividends

During 2012, the Company’s Board of Directors declared two quarterly dividends with respect to the Series A Preferred Stock. The first dividend which was paid on October 15, 2012 totaled $1.1 million based upon 274,215 Series A Preferred Stock outstanding as of the record date covering the period from August 6, 2012 through October 14, 2012. The second dividend which was paid on January 15, 2013 totaled $1.2 million based upon 243,463 Series A Preferred Stock outstanding as of the record date covering the period from October 15, 2012 through January 15, 2013. As the second dividend was declared prior to December 31, 2012, it was reflected in the Consolidated Financial Statements for the year ended December 31, 2012 as a reduction in Retained earnings and in the earnings per share calculation as an increase in the loss attributable to the common stockholders.

Merger Agreement with GETCO Holding Company, LLC	12 Months Ended
Dec. 31, 2012
Merger Agreement with GETCO Holding Company, LLC
5.	Merger Agreement with GETCO Holding Company, LLC

On December 19, 2012, Knight, GETCO Holding Company, LLC (“GETCO”) and an affiliate of GETCO entered into an agreement and plan of merger (the “Merger Agreement”) for a strategic business combination. As a result of the proposed strategic business combination (the “Merger”), Knight and GETCO will each become a wholly owned subsidiary of Knight Holdco, Inc., a newly-formed Delaware corporation (“KCG”). The business of KCG will be the combined business of Knight and GETCO.

Under the Merger Agreement, existing Company common stockholders (other than GETCO and holders of Company restricted stock or other equity awards granted after December 19, 2012) will have the right to elect to receive $3.75 per share in cash or one share of common stock of KCG for each share of Company Class A common stock they own immediately prior to the completion of the transaction. The cash consideration will be subject to pro-ration if the holders of more than 66.7% of the Company’s Class A common stock eligible for election in the transaction properly elect to receive the cash consideration for their Company shares. Jefferies & Company, Inc. and its affiliates (“Jefferies”), the largest stockholders of the Company, have agreed to limit their cash election to 50.0% of their Company shares to the extent the total cash consideration would otherwise exceed $720.0 million. This is intended to enable other Company stockholders (excluding GETCO and holders of Company restricted stock or other equity awards granted after December 19, 2012) to receive up to 66.7% of their total consideration in cash, while limiting the total cash consideration to be paid by KCG to not more than $720.0 million in the aggregate.

If the transaction is completed, GETCO Class A, Class B and Class P unitholders are expected to receive, in aggregate, approximately 233 million shares of common stock of KCG and 75 million warrants to acquire shares of common stock of KCG. The warrants will be comprised of 25 million Class A warrants, having a $4.00 exercise price and exercisable for a four-year term; 25 million Class B warrants, having a $4.50 exercise price and exercisable for a five-year term; and 25 million Class C warrants, having a $5.00 exercise price and exercisable for a six-year term.

If the transaction is completed, all of the Company’s existing long-term debt will be accelerated and will become due and payable. See Footnote 13 “Long-Term Debt” for further details of the impact of the transaction on the Company’s long-term debt. The vesting of certain stock based compensation awards that have been issued to Company employees will accelerate upon completion of the Merger, while other such awards will be converted into awards for shares of KCG on the same terms and conditions (including vesting). See Footnote 15 “Stock-Based Compensation” for further details.

The Merger is expected to be completed in the second quarter of 2013, subject to the approval by Knight’s stockholders and GETCO’s voting unitholders, customary regulatory approvals and satisfaction of customary closing conditions.

Segregated Cash and Securities	12 Months Ended
Dec. 31, 2012
Segregated Cash and Securities
6.	Segregated Cash and Securities

Cash and securities segregated under U.S. federal and other regulations primarily relate to the Company’s recently acquired FCM business (see Footnote 25 “Acquisition” for further discussion) and consist of the following (in thousands):

	DECEMBER 31, 2012	DECEMBER 31, 2011
Segregated cash	$163,992	$11,010
Segregated securities	3,000	—

Total Segregated cash and securities	$166,992	$11,010

Segregated securities consist of U.S. government obligations.

Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2012
Fair Value of Financial Instruments
7.	Fair Value of Financial Instruments

The Company’s financial instruments recorded at fair value have been categorized based upon a fair value hierarchy in accordance with accounting standards, as described in Footnote 2 “Significant Accounting Policies.” The following fair value hierarchy table presents information about the Company’s financial assets and liabilities measured at fair value (in thousands):

	ASSETS AND LIABILITIES MEASURED AT
	FAIR VALUE ON A RECURRING BASIS
DECEMBER 31, 2012	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Financial instruments owned, at fair value:
Equities (1)	$1,463,916	$—	$—	$1,463,916
U.S. government and Non-U.S. government obligations	34,339	—	—	34,339
Corporate debt (2)	76,818	—	—	76,818
Listed equity options	202,091	—	—	202,091
Loan inventory	—	191,712	—	191,712
Purchased call options	—	237	—	237
Securitized HECM loan inventory (3)	—	4,054,905	—	4,054,905

Total Financial instruments owned, at fair value	1,777,164	4,246,854	—	6,024,018
Securities segregated under federal and other regulations (4)	3,000	—	—	3,000
Securities on deposit with clearing organizations (4)	182,280	—	—	182,280
Deferred compensation investments (5)	—	21,339	—	21,339
Investment in Deephaven Funds (5)	—	1,342	—	1,342
Assets of business held for sale:
Mortgage-backed securities	—	108,999		108,999
Corporate debt	29,690	—		29,690

Total fair value of financial instrument assets	$1,992,134	$4,378,534	$—	$6,370,668

Liabilities
Financial instruments sold, not yet purchased, at fair value:
Equities (1)	$1,164,999	$—	$—	$1,164,999
U.S. government obligations	71,728	—	—	71,728
Corporate debt (2)	47,263	—	—	47,263
Listed equity options	155,942	—	—	155,942
Embedded conversion derivative	—	237	—	237
Foreign currency forward contracts	—	5,268	—	5,268

Total Financial instruments sold, not yet purchased, at fair value	1,439,932	5,505	—	1,445,437
Liability to GNMA trusts, at fair value (3)	—	4,002,704	—	4,002,704
Liabilities of business held for sale:
Corporate debt	22,858	—	—	22,858
U.S. government obligations	176,309	—	—	176,309

Total fair value of financial instrument liabilities	$1,639,099	$4,008,209	$—	$5,647,308

(1)	Equities of $676.8 million have been netted by their respective long and short positions by CUSIP number.
(2)	Corporate debt of $0.1 million has been netted by respective long and short positions by CUSIP number.
(3)	Represents HECMs that have been securitized into HECM Mortgage Backed Securities (“HMBS”) where the securitization is not accounted for as a sale of the underlying HECMs. See Securitized HECM loan inventory below for full description.
(4)	Securities segregated under federal and other regulations and Securities on deposit with clearing organizations consist of U.S. government obligations. The securities on deposit with clearing organizations are recorded within Receivable from brokers, dealers and clearing organizations on the Consolidated Statements of Financial Condition.
(5)	Deferred compensation investments and investment in the Deephaven Funds are included within Investments on the Consolidated Statements of Financial Condition.

	ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS
DECEMBER 31, 2011	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Financial instruments owned, at fair value:
Equities (1)	$1,416,090	$—	$—	$1,416,090
U.S. government obligations	44,316	—	—	44,316
Corporate debt (2)	73,074	—	—	73,074
Listed equity options	280,384	—	—	280,384
Loan inventory	—	189,541	—	189,541
Purchased call options	—	17,532	—	17,532
Foreign currency forward contracts	—	3,951	—	3,951
Securitized HECM loan inventory (3)	—	1,722,631	—	1,722,631

Total Financial instruments owned, at fair value	1,813,864	1,933,655	—	3,747,519
Deferred compensation investments (4)	—	20,414	—	20,414
Investment in Deephaven Funds (4)	—	1,319	—	1,319
Assets of business held for sale:
Mortgage-backed securities	16,399	—	—	16,399
Corporate debt	842	—	—	842
Loan inventory	—	17,031	—	17,031

Total fair value of financial instrument assets	$1,831,105	$1,972,419	$—	$3,803,524

Liabilities
Financial instruments sold, not yet purchased, at fair value:
Equities (1)	$1,369,750	$—	$—	$1,369,750
U.S. government obligations	10,644	—	—	10,644
Corporate debt (2)	51,208	—	—	51,208
Listed equity options	254,506	—	—	254,506
Embedded conversion derivative	—	17,532	—	17,532

Total Financial instruments sold, not yet purchased, at fair value	$1,686,108	17,532	—	1,703,640
Liability to GNMA trusts, at fair value (3)	—	1,710,627	—	1,710,627
Liabilities of business held for sale:
Corporate debt	1,221	—	—	1,221
Total return swap	—	17,031	—	17,031

Total fair value of financial instrument liabilities	$1,687,329	$1,745,190	$—	$3,432,519

(1)	Equities of $400.6 million have been netted by their respective long and short positions by CUSIP number.
(2)	Corporate debt of $0.4 million has been netted by respective long and short positions by CUSIP number.
(3)	Represents HECMs that have been securitized into HMBS where the securitization is not accounted for as a sale of the underlying HECMs. See Securitized HECM loan inventory below for full description.
(4)	Deferred compensation investments and investment in the Deephaven Funds are included within Investments on the Consolidated Statements of Financial Condition. Excluded from deferred compensation investments is $1.1 million of Level 2 assets which relate to discontinued operations and are included within Other assets on the Consolidated Statements of Financial Condition.

The Company’s equities, listed equity options, U.S. government and Non-U.S. government obligations, rated corporate debt, and actively traded mortgage-backed securities will generally be classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices or broker or dealer quotations with reasonable levels of price transparency.

The types of instruments that trade in markets that are not considered to be active, but are valued based on observable inputs such as quoted market prices or alternative pricing sources with reasonable levels of price transparency are generally classified within Level 2 of the fair value hierarchy.

Certain instruments are classified within Level 3 of the fair value hierarchy because they trade infrequently and therefore have little or no price transparency. For those instruments that are not traded in active markets or are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments are generally based on available market evidence. In the absence of such evidence, management’s best estimate is used. As of December 31, 2012 and December 31, 2011, the Company did not hold any financial instruments that met the definition of Level 3.

The Company’s assets measured at fair value on a nonrecurring basis solely relates to goodwill and intangible assets arising from various acquisitions which would be classified as Level 3 within the fair value hierarchy. See Footnote 12 “Goodwill and Intangible Assets” for additional information.

There were no transfers of financial instruments between levels of the fair value hierarchy for any periods presented.

As of December 31, 2012 and December 31, 2011, the Company’s loan inventory, foreign currency forward contracts, certain mortgage-backed securities, purchased call options and embedded conversion derivative related to its long-term debt (see Footnote 13 “Long-Term Debt”), deferred compensation investments and its remaining investment in the Deephaven Funds are classified within Level 2 of the fair value hierarchy.

The following is a description of the valuation basis, techniques and significant inputs used by the Company in valuing its Level 2 assets and liabilities:

Loan inventory

The Company’s loan inventory primarily comprises newly issued HECMs that it has originated or purchased and for which the Company has elected to account for at fair value. Significant inputs that are used in determining fair value include LIBOR and U.S. treasury interest rates, weighted average coupon and pricing of actively-traded HMBS and dealer quotations for HECMs.

Securitized HECM loan inventory

Securitized HECM loan inventory comprises HECMs that the Company has securitized into HMBS. The Company has recorded the securitized loans in Financial instruments owned, at fair value and a corresponding liability recorded as Liability to GNMA trusts, at fair value, on its Consolidated Statements of Financial Condition. As of December 31, 2012 and December 31, 2011 all of the HMBS created by the Company has been sold to third parties. Significant inputs that are used in determining fair value include LIBOR and U.S. treasury interest rates, weighted average coupon and pricing of actively-traded HMBS and dealer quotations for HECMs.

Foreign currency forward contracts

At December 31, 2012 and December 31, 2011, the Company had a foreign currency forward contract with a notional value of 75.0 million British pounds which is used to hedge the Company’s investment in its European subsidiary. As of December 31, 2012 and December 31, 2011, the Company had a foreign currency forward contract with a notional value of 10.3 million Euros and 6.0 million Euros, respectively, which is used as an economic hedge against a strategic investment that is denominated in Euros. The fair value of these contracts was determined based upon spot foreign exchange rates, LIBOR interest rates and dealer quotations.

Mortgage-backed securities

The Company’s mortgage-backed securities that are not actively traded are priced based upon dealer quotations, prices observed from recently executed transactions and cash flow models that incorporate LIBOR forward interest rates, weighted average coupon, weighted average loan age, loan to value and other observable inputs. Mortgage-backed securities are primarily held within Assets of business held for sale on the Consolidated Statements of Financial Condition.

Purchased call options and embedded conversion derivative

The fair value of the purchased call options and embedded conversion derivative are determined using an option pricing model based on observable inputs such as implied volatility of the Company’s Class A common stock, risk-free interest rate, and other factors.

Deferred compensation investments

Deferred compensation investments comprise investments in liquid mutual funds that the Company acquires to hedge its obligations to employees and directors under certain non-qualified deferred compensation arrangements. These mutual fund investments can generally be redeemed at any time and are valued based upon quoted market prices.

Investment in the Deephaven Funds

Investment in the Deephaven Funds represents our residual investment in certain funds that were formerly managed by Deephaven Capital Management. These investments are in the process of liquidation and are valued based upon the fair value of the underlying investments within such funds.

Fair value of derivative instruments

The Company enters into derivative transactions, primarily with respect to making markets in listed domestic options. In addition, the Company enters into derivatives to manage foreign currency exposure and related to its long-term debt (see Footnote 13 “Long-Term Debt”). Cash flows associated with such derivative activities are included in cash flows from operating activities on the Consolidated Statements of Cash Flows, when applicable.

The following tables summarize the fair value of derivative instruments in the Consolidated Statements of Financial Condition and the gains and losses included in the Consolidated Statements of Operations (in thousands):

	STATEMENTS OF FINANCIAL CONDITION LOCATION	FAIR VALUE AS OF DECEMBER 31,
		2012	2011
Asset Derivatives

Derivative instruments not designated as hedging instruments:	Financial instruments owned, at fair value
Purchased call options		$237	$17,532
Listed equity options (1)		202,091	280,384
Foreign currency forward contracts		—	477

		$202,328	$298,393

Derivative instruments designated as hedging instruments:	Financial instruments owned, at fair value
Foreign currency forward contracts		$—	$3,474

Liability Derivatives

Derivative instruments not designated as hedging instruments:	Financial instruments sold, not yet purchased, at fair value
Embedded conversion derivative		$237	$17,532
Listed equity options (1)		155,942	254,506
Total return swap (2)		—	17,031
Foreign currency forward contracts		822	—

		$157,001	$289,069

Derivative instruments designated as hedging instruments:	Financial instruments sold, not yet purchased, at fair value
Foreign currency forward contracts		$4,446	$—

(1)	As of December 31, 2012, the Company held 0.9 million long and 1.0 million short listed equity option contracts. As of December 31, 2011, the Company held 1.3 million long and 1.5 million short listed equity option contracts. These contracts are not subject to collateral requirements and are not netted.
(2)	As of December 31, 2011, the total return swap liability was offset by an asset of equal value that was included in Financial Instruments owned, at fair value on the Company’s Consolidated Statements of Financial Condition. This total return swap was liquidated during the first quarter of 2012.

	FINANCIAL STATEMENTS LOCATION	GAIN (LOSS) RECOGNIZED FOR THE YEAR ENDED DECEMBER 31,
		2012	2011	2010
Derivative instruments not designated as hedging instruments:
Purchased call options	Investment income (loss) and other, net	$(17,295)	$(16,371)	$(48,134)
Listed equity options (1)	Net trading revenue	3,663	(2,647)	452
Embedded conversion derivative	Investment income (loss) and other, net	17,295	16,371	48,134
Total return swap (2)	Investment income (loss) and other, net	—	(5,531)	—
Foreign currency forward contracts	Investment income (loss) and other, net	(2,192)	1,169	—

		$1,471	$(7,009)	$452

Derivative instruments designated as hedging instruments:
Foreign currency forward contracts	Accumulated other comprehensive (loss)	$(6,454)	$(175)	$(1,078)

(1)	Realized gains and losses on listed equity options relate to the Company’s market making activities in such options. Such market making activities also comprise trading in the underlying equity securities with gains and losses on such securities generally offsetting the gains and losses reported in this table. Gains and losses on such equity securities are also included in Net trading revenue on the Company’s Consolidated Statements of Operations.
(2)	Loss on the total return swap is offset by an equal gain on the underlying position which is recorded in Investment income (loss) and other, net on the Company’s Consolidated Statements of Operations.

Collateralized Transactions	12 Months Ended
Dec. 31, 2012
Collateralized Transactions
8.	Collateralized Transactions

The Company receives financial instruments as collateral in connection with securities borrowed. Such financial instruments generally consist of equity and convertible securities but may include obligations of the U.S. government, federal agencies, foreign government and corporations. In most cases, the Company is permitted to deliver or repledge these financial instruments in connection with securities lending and other secured financings for meeting settlement requirements.

The table below presents financial instruments at fair value received as collateral that were permitted to be delivered or repledged and that were delivered or repledged by the Company as well as the fair value of financial instruments which could be further repledged by the receiving counterparty (in thousands):

	DECEMBER 31, 2012	DECEMBER 31, 2011
Collateral permitted to be delivered or repledged	$989,279	$1,450,281
Collateral that was delivered or repledged	933,716	1,383,298
Collateral permitted to be further repledged by the receiving counterparty	65,878	275,912

In order to finance securities positions and loan inventory, the Company also pledges financial instruments that it owns to counterparties who, in turn, are permitted to deliver or repledge them. Under these transactions, the Company pledges certain financial instruments owned to collateralize repurchase agreements and other secured financings. Repurchase agreements and other secured financings are short-term and mature within one year. Financial instruments owned and pledged to counterparties that do not have the right to sell or repledge such financial instruments consist of equity securities and loans.

The table below presents information about assets pledged by the Company (in thousands):

	DECEMBER 31, 2012	DECEMBER 31, 2011
Financial instruments owned, at fair value, pledged to counterparties that had the right to deliver or repledge (1)	$4,605,155	$2,121,783
Financial instruments owned, at fair value, pledged to counterparties that do not have the right to deliver or repledge (2)	696,495	550,926

(1)	Financial instruments owned, at fair value, pledged to counterparties that had the right to deliver or repledge includes $131.6 million and zero at December 31, 2012 and 2011, respectively, recorded within Assets of business held for sale.
(2)	Financial instruments owned, at fair value, pledged to counterparties that do not have the right to deliver or repledge includes $111.5 million and zero at December 31, 2012 and 2011, respectively, recorded within Assets of business held for sale.

Receivable from and Payable to Brokers, Dealers and Clearing Organizations	12 Months Ended
Dec. 31, 2012
Receivable from and Payable to Brokers, Dealers and Clearing Organizations
9.	Receivable from and Payable to Brokers, Dealers and Clearing Organizations

Amounts receivable from and payable to brokers, dealers and clearing organizations consist of the following (in thousands):

	DECEMBER 31,
	2012	2011
Receivable:
Clearing organizations and other	$738,625	$478,327
Securities failed to deliver	130,180	69,618

	$868,805	$547,945

Payable:
Clearing organizations and other	$324,175	$306,728
Securities failed to receive	54,549	15,626

	$378,724	$322,354

Management believes that the carrying value of amounts receivable from and payable to brokers, dealers and clearing organizations approximates fair value since they are short term in nature.

Fixed Assets and Leasehold Improvements	12 Months Ended
Dec. 31, 2012
Fixed Assets and Leasehold Improvements
10.	Fixed Assets and Leasehold Improvements

Fixed assets and leasehold improvements comprise the following (in thousands):

	DEPRECIATION PERIOD	DECEMBER 31,
		2012	2011
Computer hardware and software	3 years	$143,991	$126,022
Leasehold improvements	*	105,897	101,018
Telephone systems	5 years	8,540	9,631
Furniture and fixtures	7 years	12,761	11,866

		271,189	248,536
Less – Accumulated depreciation and amortization		176,963	152,245

		$94,226	$96,290

*	- Shorter of life of lease or useful life of assets

Investments	12 Months Ended
Dec. 31, 2012
Investments
11.	Investments

Investments comprise strategic investments, including limited partnership investments, deferred compensation investments related to employee and director deferred compensation plans and investment in the Deephaven Funds. Investments consist of the following (in thousands):

	DECEMBER 31, 2012	DECEMBER 31, 2011
Strategic investments:
Investments accounted for under the equity method (including limited partnerships)	$53,878	$59,711
Common stock of companies representing less than 20% equity ownership held at adjusted cost	1,789	1,787

Total Strategic investments	55,667	61,498
Deferred compensation investments	21,339	20,414
Investment in Deephaven Funds	1,342	1,319

Total Investments	$78,348	$83,231

During the second quarter of 2012, the Company became aware that a strategic investee that is accounted for under the equity method of accounting had identified errors in its accounting for income taxes. Specifically, the investee had not correctly accounted for an income tax benefit that resulted from a change in its tax status during 2010. The correction of this error by the investee resulted in an increase in the Company’s equity method investment of $10.0 million. The Company evaluated the impact of recording this investment gain in the relevant prior periods and concluded that such amounts would not have been material, qualitatively or quantitatively, to its previously issued consolidated financial statements for any prior period. The Company also concluded that recording the investment gain in 2012 would not be material to its forecasted results for the year. Accordingly the Company recorded a $10.0 million gain in the second quarter of 2012.

In the fourth quarter of 2012, the Company became aware of certain circumstances surrounding the viability of one of its strategic investments. As a result the Company recorded an $11.4 million write-down of this strategic investment which is included within Investment income (loss) and other, net in the Consolidated Statements of Operations.

Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets
12.	Goodwill and Intangible Assets

Goodwill is assessed for impairment annually or when events indicate that the amounts may not be recoverable. The Company assesses goodwill for impairment at the reporting unit level. The Company’s reporting units are the components of its business segments for which discrete financial information is available and is regularly reviewed by the Company’s management. As part of the assessment for impairment, the Company considers the cash flows of the respective reporting unit and assesses the fair value of the respective reporting unit as well as the overall market value of the Company compared to its net book value. The assessment of fair value of the reporting units is principally performed using a discounted cash flow methodology with a risk-adjusted weighted average cost of capital which the Company believes to be the most reliable indicator of the fair values of its respective reporting units. The Company also assess the fair value of each reporting unit based upon its estimated market value and assesses the Company’s overall market value based upon the market price of its Class A common shares. In June 2012 and 2011, the Company assessed the impairment of goodwill as part of its annual assessment and concluded that there was no impairment at that time.

The events surrounding the August 1, 2012 technology issue resulted in a substantial decrease in the Company’s market capitalization and decreases in trading volumes and commission revenues as many customers reduced their trading activity. This was determined by management to be a triggering event for certain of the Company’s reporting units and resulted in the Company being required to assess the carrying amount and recoverability of the goodwill related to those reporting units. Other reporting units did not have a triggering event as they were relatively unaffected by the August 1, 2012 events. These events also indicated that certain of the Company’s amortizable intangible assets may not be recoverable.

The goodwill impairment assessment performed as a result of the August 1, 2012 triggering event indicated that the fair value of goodwill within the asset management reporting unit was less than its book value. As a result the Company recorded a goodwill impairment charge of $12.1 million during the third quarter of 2012 related to the asset management reporting unit. Additionally a charge of $114.3 million related to the institutional fixed income sales and trading reporting unit which is included in Loss from discontinued operations, net of tax on the Consolidated Statements of Operations.

Intangible assets are assessed for recoverability when events or changes in circumstances indicate that the carrying amount of the asset or asset group may not be recoverable. The Company assesses intangible assets for impairment at the “asset group” level which is the lowest level for which identifiable cash flows are largely independent of the cash flows of other groups of assets and liabilities. As part of the assessment for impairment, the Company considers the cash flows of the respective asset group and assesses the fair value of the respective asset group. Step 1 of the impairment assessment for intangibles is performed using undiscounted cash flow models, which indicates whether the future cash flows of the asset group are sufficient to recover the book value of such asset group. When an asset is not considered to be recoverable, step 2 of the impairment assessment is performed using a discounted cash flow methodology with a risk-adjusted weighted average cost of capital to determine the fair value of the intangible asset group. In cases where amortizable intangible assets and goodwill are assessed for impairment at the same time, the amortizable intangibles are assessed for impairment prior to goodwill being assessed.

The events of August 1, 2012 also impacted the recoverability of certain intangible assets. The intangible asset impairment assessment performed in the third quarter of 2012 indicated that the intangible assets in the Company’s DMM and asset management asset groups were impaired, and that the fair value of such intangible assets was less than the book value. As a result, the Company recorded an impairment charge of $15.3 million during the third quarter of 2012 comprising $11.9 million of trading rights related to the Company’s DMM asset group and $3.4 million of customer relationships related to the Company’s asset management asset group. During the third quarter of 2012 the Company also recorded a charge of $1.4 million related to the abandonment of intangible assets related to the Company’s reverse mortgage business.

As a result of a corporate restructuring the Company wrote off goodwill of $1.0 million in the Corporate and Other segment during the third quarter of 2011. See Footnote 18 “Restructuring, Writedown of assets and lease loss accrual” for further discussion of the restructuring charge.

No other events occurred in 2012 or 2011 that would indicate that the carrying amounts of the Company’s goodwill or intangible assets may not be recoverable.

The following table summarizes the Company’s Goodwill by segment (in thousands):

	DECEMBER 31,
	2012	2011
Market Making	$24,727	$24,727
Global Execution Services	189,173	198,815

Total	$213,900	$223,542

In 2012, the Company recorded goodwill of $2.4 million within the Global Execution Services segment as a result of the acquisition of certain assets and assumption of certain liabilities of the former futures division of Penson (see Footnote 25 “Acquisition” for further discussion).

Intangible assets primarily represent client relationships and are amortized over their estimated remaining useful lives, the majority of which have been determined to range from one to 17 years. The weighted average remaining life of the Company’s intangible assets at December 31, 2012 and 2011 is approximately 11 and 12 years, respectively.

The following tables summarize the Company’s Intangible assets, net of accumulated amortization by segment and type (in thousands):

	DECEMBER 31,
	2012	2011
Market Making
Trading rights	$11,381	$25,283
Other	41	—

Total	11,422	25,283

Global Execution Services
Customer and broker relationships	33,245	38,045
Trade names	7,004	7,557
Other	3,983	9,154

Total	44,232	54,756

Consolidated Total	$55,654	$80,039

In 2012, the Company recorded intangible assets of $3.5 million within the Global Execution Services segment as a result of the acquisition of certain assets and assumption of certain liabilities of the former futures division of Penson (see Footnote 25 “Acquisition” for further discussion).

		DECEMBER 31,
		2012	2011
		(In thousands)
Customer and broker relationships (1)	Gross carrying amount	$67,500	$66,900
	Accumulated amortization	(34,255)	(28,855)

	Net carrying amount	33,245	38,045

Trading rights (2)	Gross carrying amount	15,520	28,520
	Accumulated amortization	(4,139)	(3,237)

	Net carrying amount	11,381	25,283

Trade names (3)	Gross carrying amount	9,800	9,800
	Accumulated amortization	(2,796)	(2,243)

	Net carrying amount	7,004	7,557

Other (4)	Gross carrying amount	13,880	18,761
	Accumulated amortization	(9,856)	(9,607)

	Net carrying amount	4,024	9,154

Total	Gross carrying amount	106,700	123,981
	Accumulated amortization	(51,046)	(43,942)

	Net carrying amount	$55,654	$80,039

(1)	Customer and broker relationships primarily relate to the Donaldson, Direct Trading, Hotspot, EdgeTrade, Urban, Astor and Penson Futures acquisitions. Excluded from intangible assets at December 31, 2012 and 2011 is $9.2 million and $12.9 million, respectively, related to the Company’s institutional fixed income sales and trading business which is included within Assets of business held for sale on the Consolidated Statements of Financial Condition. The weighted average remaining life is approximately 13 years as of December 31, 2012 and 12 years as of December 31, 2011. Lives may be reduced depending upon actual retention rates.
(2)	Trading rights provide the Company with the rights to trade on certain exchanges. The weighted average remaining life is approximately 7 years as of December 31, 2012 and 14 years as of December 31, 2011.
(3)	Trade names relate to the acquisitions of Hotspot, EdgeTrade and Urban. The weighted average remaining life is approximately 13 years as of December 31, 2012 and 14 years as of December 31, 2011.
(4)	Other primarily includes technology and non-compete agreements acquired by the Company. The weighted average remaining life is approximately three years as of December 31, 2012 and two years as of December 31, 2011.

The following table summarizes the Company’s amortization expense from continuing operations relating to Intangible assets (in thousands):

	FOR THE YEAR ENDED DECEMBER 31,
	2012	2011	2010
Amortization expense	$11,262	$12,147	$8,777

As of December 31, 2012, the following table summarizes the Company’s estimated amortization expense from continuing operations for future years (in thousands):

AMORTIZATION EXPENSE
For the year ended December 31, 2013	$7,867
For the year ended December 31, 2014	6,049
For the year ended December 31, 2015	5,730
For the year ended December 31, 2016	4,718
For the year ended December 31, 2017	4,412

Long-Term Debt	12 Months Ended
Dec. 31, 2012
Long-Term Debt
13.	Long-Term Debt

The Company’s Long-term debt is recorded at amortized cost. The carrying value and fair value of such Long-term debt is as follows (in thousands):

	DECEMBER 31, 2012		DECEMBER 31, 2011
	CARRYING AMOUNT	FAIR VALUE	CARRYING AMOUNT	FAIR VALUE
Term Credit Agreement	$100,000	$100,000	$100,000	$100,000
Convertible Notes	338,753	332,003	324,338	287,505

Total	438,753	432,003	424,338	387,505
Less: Current portion recorded in Accrued expenses and other liabilities	50,000	50,000	—	—

Total Long-term debt	$388,753	$382,003	$424,338	$387,505

The carrying value of the Term Credit Agreement approximates fair value as it is not materially sensitive to shifts in interest rates due to its floating interest rate, which also considers changes in the Company’s credit risks and financial condition. The fair value of the Convertible Notes is based upon the value of such debt in the secondary market. The Term Credit Agreement and the Convertible Notes would both be categorized as Level 2 in the fair value hierarchy if they were required to be recorded at fair value.

Credit Agreements

On June 29, 2011, the Company, as borrower, entered into a $100.0 million three-year Term Loan Credit Agreement (the “Term Credit Agreement”) with a consortium of banks. The Company, as guarantor, also entered into a $200.0 million one-year Revolving Credit Agreement (the “Revolving Credit Agreement” and together with the Term Credit Agreement, the “Credit Agreements”) with the same consortium of banks with Knight Execution & Clearing Services LLC (“KECS”) and Knight Capital Americas, L.P., wholly-owned subsidiaries of the Company, as borrowers. The Revolving Credit Agreement was renewed with substantially the same consortium of banks on substantially the same terms and conditions on June 27, 2012 and will expire on June 26, 2013. As a result of the consolidation of Knight Capital Americas, L.P. into KECS as of June 30, 2012, and the subsequent renaming of KECS to Knight Capital Americas LLC (“KCA”), KCA is now the sole borrower under the Revolving Credit Agreement. In December 2012, the Company entered into amendments to the Term Credit Agreement and Revolving Credit Agreement. These amendments were made to clarify the treatment of losses related to securities transactions and amend certain other provisions described therein.

Term Credit Agreement

The proceeds of the Term Credit Agreement are being used for general corporate purposes. As of December 31, 2012, the Company has borrowed all the funds under the Term Credit Agreement. Borrowings under the Term Credit Agreement bear interest at variable rates as determined at the Company’s election, at LIBOR or a base rate, in each case, plus an applicable margin of (a) for each LIBOR loan, 2.50% or 3.00% per annum or (b) for each base rate loan, 1.50% or 2.00% per annum (in each case, depending on the Company’s leverage ratio). As of December 31, 2012, the interest rate was 2.72% per annum, which is based on the one month LIBOR rate plus 2.50%. Interest is paid monthly. The Term Credit Agreement is repayable in three installments as follows: $25.0 million on June 28, 2013, $25.0 million on December 27, 2013 and $50.0 million on June 27, 2014.

Under the Term Credit Agreement, substantially all of the Company’s material subsidiaries (the “Guarantors”), other than its foreign subsidiaries, excluded regulated subsidiaries (which include registered broker-dealer subsidiaries) and subsidiaries thereof, guarantee the repayment of loans made pursuant to the Term Credit Agreement. The Term Credit Agreement is secured by substantially all of the assets of the Company and the Guarantors unless and until the Company obtains an investment grade rating.

Revolving Credit Agreement

The Revolving Credit Agreement comprises two classes of loans: Borrowing Base A and Borrowing Base B both of which are available to KCA and may be used to meet the short-term liquidity needs of KCA arising in the ordinary course of clearing and settlement activity. The proceeds of the Borrowing Base B Loans can only be used to fund National Securities Clearing Corporation (“NSCC”) margin deposits.

Borrowings under the Revolving Credit Agreement bear interest at a rate equal to the greater of the federal funds rate or the one month LIBOR rate plus (a) for each Borrowing Base A Loan, a margin of 1.50% per annum and (b) for each Borrowing Base B Loan a margin of 2.00% per annum. Interest is payable quarterly. On August 6, 2012, the Company drew down $200.0 million under the Revolving Credit Agreement for both a Borrowing Base A and Borrowing Base B Loan and repaid the full amount of each loan on August 7, 2012. As of December 31, 2012 and December 31, 2011, there were no outstanding borrowings under the Revolving Credit Agreement.

The Company is charged an annual commitment fee of 0.25% on the average daily amount of the unused portion of the Revolving Credit Agreement. Depending on each borrowing base, availability under the Revolving Credit Agreement is limited to either (i) a percentage of the market value of temporary positions pledged as collateral in the case of Borrowing Base A Loans, or (ii) a percentage of the margin deposit required by the NSCC in the case of Borrowing Base B Loans.

Among other restrictions, the Credit Agreements include customary representations, warranties, affirmative and negative covenants related to (a) liens, (b) financial covenant requirements for maintaining a consolidated leverage ratio and a liquidity ratio, as well as requirements for maintaining minimum levels of tangible net worth and regulatory capital, and (c) restrictions on investments, dispositions and other restrictions and events of default customary for financings of these types. As of December 31, 2012, the Company was in compliance with all covenants under the Credit Agreements.

In connection with the Credit Agreements, the Company incurred issuance costs of $2.2 million. The issuance costs are recorded within Other assets on the Consolidated Statements of Financial Condition and are being amortized over the term of the Credit Agreements.

Cash Convertible Senior Subordinated Notes

In March 2010, the Company issued $375.0 million of Cash Convertible Senior Subordinated Notes (the “Notes”) due on March 15, 2015 in a private offering exempt from registration under the Securities Act of 1933, as amended. At the same time, the Company entered into hedge transactions effected through the purchase of options and sale of warrants designed to limit shareholder dilution up to a price of $31.50 per share.

The Notes bear interest at a rate of 3.50% per year, payable semi-annually in arrears, on March 15 and September 15 of each year, commencing on September 15, 2010 and will mature on March 15, 2015, subject to earlier repurchase or conversion. In connection with the issuance of the Notes, the Company recognized an original issue discount of $73.8 million which is being accreted to interest expense over the term of the Notes, resulting in an effective annual interest rate of the Notes of approximately 7.90%. The Notes, net of unamortized original issue discount are reported as Long-term debt in the Company’s Consolidated Statements of Financial Condition.

Prior to December 15, 2014, the Notes will be convertible into cash only upon specified events which are based upon the price of the Company’s common shares and of the Notes or upon the occurrence of specified corporate events. On or after December 15, 2014, the Notes will be convertible at any time, based on an initial conversion rate of 47.9185 shares of the Company’s Class A common stock per $1,000 principal amount of Notes, which is equivalent to an initial conversion price of approximately $20.87 or a conversion premium of approximately 32.5% over the closing sale price of $15.75 per share of the Company’s Class A common stock on the Nasdaq Global Select Market on March 15, 2010. The conversion rate and conversion price will be subject to adjustment in certain events, such as distributions of dividends or stock splits. Upon cash conversion, the Company will deliver an amount of cash calculated over the applicable observation period. The Company will not deliver its common stock (or any other securities) upon conversion under any circumstances. In addition, following certain corporate events that occur prior to the maturity date, the Company will pay a cash make-whole premium by increasing the conversion rate for a holder who elects to convert its Notes in connection with such a corporate event in certain circumstances. Subject to certain exceptions, holders may require the Company to repurchase, for cash, all or part of the Notes upon a “fundamental change” at a price equal to 100% of the principal amount of the Notes being repurchased plus any accrued and unpaid interest.

Concurrent with the sale of the Notes, the Company paid $73.7 million to enter into privately negotiated cash convertible note hedge transactions (the “purchased call options”) with affiliates of the initial purchasers of the Notes and another financial institution (the “option counterparties”) that are expected generally to reduce the Company’s exposure to potential cash payments in excess of the principal amount of the Notes that may be required to be made by the Company upon the cash conversion of the Notes under certain conditions. The purchased call options cover, subject to adjustments, approximately 18 million shares of the Company’s Class A common stock at a strike price of $20.87 and are expected to reduce the Company’s economic exposure to potential cash payments in the event that the market price per share of the Company’s Class A common stock is greater than the conversion price of the Notes. The purchased call options were recorded as an asset within Financial instruments owned, at fair value on the Consolidated Statements of Financial Condition and are accounted for as derivative instruments under GAAP. As of December 31, 2012, the fair value of the purchased call options was $0.2 million.

In connection with the sale of the Notes, the Company also entered into separate warrant transactions with the option counterparties whereby the Company sold to the option counterparties, for $15.0 million, warrants (the “warrants”) to purchase shares of the Company’s Class A common stock, subject to adjustments, at a strike price of $24.10 per share, which represents a premium of approximately 100% over the closing price of the Company’s Class A common stock on March 15, 2010. The warrants are net share settled, meaning that the Company will issue a number of shares per warrant having a value equal to the difference between the share price at each warrant expiration date and the strike price; however, at the discretion of the Company, the Company may elect to settle the warrants in cash. If the market price per share of the Company’s Class A common stock exceeds the strike price of the warrants over the warrants’ exercise period and the Company elects net share settlement, the warrants would have a dilutive effect on the Company’s Class A common stock. The warrants may not be exercised prior to the maturity of the Notes. The warrants have been recorded as Additional paid-in capital in the Consolidated Statements of Financial Condition. The warrants also meet the criteria of derivative instruments under GAAP; however, because the warrants are indexed to the Company’s Class A common stock and are recorded within Equity in the Consolidated Statements of Financial Condition, the warrants are exempt from the scope and fair value provisions of GAAP related to accounting for derivative instruments.

The requirement that the Company settle conversions of the Notes entirely in cash gives rise to a bifurcatable derivative instrument under GAAP (the “embedded conversion derivative”). The initial valuation of the embedded conversion derivative was $73.8 million, and was recorded as a liability within Financial instruments sold, not yet purchased, at fair value on the Consolidated Statements of Financial Condition. As of December 31, 2012, the fair value of the embedded conversion derivative was $0.2 million.

Both the purchased call options and the embedded conversion derivative are derivative instruments and as such are marked to fair value each reporting period with any change recognized on the Consolidated Statements of Operations as Investment income (loss) and other, net. The Company expects the gain or loss associated with changes to the valuation of the purchased call options to substantially offset the gain or loss associated with changes to the valuation of the embedded conversion derivative.

In connection with the issuance of the Notes, the Company incurred issuance costs of $8.5 million. The issuance costs are being recorded within Other assets on the Consolidated Statements of Financial Condition and are amortized over the term of the Notes. The Company recorded expenses with respect to the Long-term debt as follows (in thousands):

	FOR THE YEAR ENDED DECEMBER 31,
	2012	2011	2010
Interest expense	$30,340	$27,801	$19,646
Amortization of debt issuance cost (1)	3,041	2,413	1,347
Commitment fee (1)	526	255	—

Total	$33,907	$30,469	$20,993

(1)	Included in Other expense.

If the proposed Merger with GETCO is completed (See Footnote 5 “Merger Agreement with GETCO Holding Company, LLC”) it is intended that the Credit Agreements and the Cash Convertible Senior Subordinated Notes will be paid in full. The amounts that would be payable as of December 31, 2012 comprise $100.0 million for the Credit Agreements, which is equal to the carrying amount of this liability at December 31, 2012, and $375.0 million for the Cash Convertible Senior Subordinated Notes, which is equal to the $338.8 million carrying value of this liability plus $36.2 million of unamortized original issue discount at December 31, 2012.

Related Parties	12 Months Ended
Dec. 31, 2012
Related Parties
14.	Related Parties

As a result of the August 2012 Recapitalization, three investors held more than 10% of the outstanding Class A common stock plus Series A Preferred Stock (on an as-converted basis) as of December 31, 2012 and therefore are considered related parties.

The Company interacts with each of the three investors as part of its normal day-to-day operations. It earns revenues, incurs expenses and maintains balances with these related parties or their affiliates. As of the date and period indicated below, the Company had the following balances and transactions with the related parties or their affiliates as follows (in thousands):

STATEMENT OF OPERATIONS	FOR THE PERIOD AUGUST 6, 2012 TO DECEMBER 31, 2012
Revenues
Commissions and fees	$286
Net trading revenue	406
Interest, net	117

Total revenues from related parties	$809

Expenses
Execution and clearance fees	$20
Interest expense	343
Other expense	7

Total expenses incurred with respect to related parties	$370

STATEMENT OF FINANCIAL CONDITION	DECEMBER 31, 2012
Assets
Securities borrowed	$42,196
Receivable from brokers, dealers and clearing organizations	728
Other assets	1,608

Liabilities
Securities loaned	$3,754
Payable to brokers, dealers and clearing organizations	57
Accrued expenses and other liabilities	359

The Company paid a total of $22.6 million in fees to related parties in connection with the Series A Preferred Stock issuance which was recorded as a reduction of the proceeds from the $400.0 million August 2012 Recapitalization.

In the ordinary course of business, the Company enters into foreign exchange contracts with related parties.

Stock-Based Compensation	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation
15.	Stock-Based Compensation

The Knight Capital Group, Inc. 2010 Equity Incentive Plan (“2010 Plan”) was established to provide long-term incentive compensation to employees and directors of the Company. The 2010 Plan is administered by the Compensation Committee of the Company’s Board of Directors, and allows for the grant of options, stock appreciation rights (“SARs”), restricted stock and restricted stock units (collectively, the “awards”), as defined by the 2010 Plan. In addition to overall limitations on the aggregate number of awards that may be granted, the 2010 Plan also limits the number of awards that may be granted to a single individual. The 2010 Plan replaced prior stockholder-approved equity plans for future equity grants and no additional grants will be made under those historical stock plans. However, the terms and conditions of any outstanding equity grants under the historical stock plans were not affected. As of December 31, 2012, the Company has not issued any SARs. In addition, the Company established the Knight Capital Group, Inc. 2009 Inducement Award Plan (the “Inducement Plan”) (along with the 2010 Plan and the Amended 2010 Plan defined below, the “Stock Plans”) which is used under limited circumstances for equity grants to new hires. In 2010, the Company issued 197,000 restricted shares as inducement awards pursuant to the Inducement Plan. The Company did not issue any awards pursuant to the Inducement Plan in 2012 or 2011.

At a special meeting of the Company’s stockholders on December 27, 2012, the Company’s stockholders approved the Amended and Restated 2010 Equity Incentive Plan (the “Amended 2010 Plan”) to increase the number of shares authorized for grant under the 2010 Plan from 10,580,044 to 64,580,044 and amend certain provisions of the 2010 Plan. Key changes to the 2010 Plan that were adopted in the Amended 2010 Plan included: (i) an amendment to require a qualifying termination of employment before vesting provisions in new awards accelerate in the event of a change-in-control, also known as “double-trigger” accelerated vesting; (ii) an amendment to the modification provision to require stockholder approval before (x) SARs may be repriced, replaced, regranted through cancellation or modified if such change would reduce the exercise price for the shares underlying such SAR and (y) options or SARs may be exchanged for cash if such exchange would reduce the exercise price for the shares underlying such option or SAR; (iii) an amendment to limit the number of shares subject to awards granted to each non-employee member of the Company’s Board during any calendar year to 200,000; and (iv) an extension of the time after which no awards may be granted under the Amended 2010 Plan to ten years from the date the stockholders approved the Amended 2010 Plan.

Unvested awards granted before September 1, 2010 are generally canceled if employment is terminated for any reason before the end of the relevant vesting period. For annual incentive awards granted after September 1, 2010 and up to September 30, 2011, full vesting is given where an employee has been terminated without cause by the Company. For all other awards granted after September 1, 2010 and up to September 30, 2011 unvested awards are generally canceled if employment is terminated for any reason before the end of the relevant vesting period. Effective October 1, 2011, for all awards granted after such date, unless otherwise provided for in the applicable award agreement, full vesting will be given where an employee has been terminated without cause by the Company.

Under the terms of the Company’s prior stockholder-approved equity plans (excluding the 2010 Plan and Amended 2010 Plan), accelerated vesting of unvested equity awards is triggered upon a change-in-control which is generally defined, amongst other things, as the acquisition by any one person of 20% or more of the Company’s voting stock. Subsequent to the Company’s issuance of Series A Preferred Stock pursuant to the August 2012 Recapitalization, one of the investors exceeded the 20% ownership threshold on an as-converted basis, which resulted in the accelerated vesting of unvested grants held by employees under these historical plans. The affected equity awards were generally granted from December 2009 through March 2010, and generally would have vested between December 2012 and March 2013. Each of the Company’s Named Executive Officers and Section 16 reporting persons previously executed letters waiving the acceleration of vesting triggered by this change-in-control for any unvested awards held by them under the prior historical plans as of such date.

If the proposed Merger with GETCO is completed (See Footnote 5 “Merger Agreement with GETCO Holding Company, LLC”) each stock option granted under any Company stock plan on or prior to December 19, 2012 will immediately vest and convert into stock options to purchase common stock of the new publicly traded holding company on the same terms and conditions, with the number of shares subject to the converted option and the per-share exercise price to remain the same as immediately prior to the completion of the Merger. Stock options granted after December 19, 2012 will convert into stock options to acquire common stock of the new publicly traded holding company on the same terms and conditions, including vesting.

Pursuant to the terms of the Stock Plans, awards granted on or prior to December 19, 2012 (except for restricted stock units that vest based upon performance) will automatically vest upon the completion of the Merger. Awards granted after December 19, 2012 (and restricted stock units granted prior to December 19, 2012 that vest based on performance) will continue to vest in accordance with their existing vesting schedule, subject to acceleration under certain circumstances.

Restricted Shares and Restricted Stock Units

Eligible employees and directors may receive restricted shares and/or restricted stock units (collectively “restricted awards”) as a portion of their total compensation. The majority of restricted awards vest ratably over three years. The Company has the right to fully vest employees and directors in their restricted stock units upon retirement and in certain other circumstances.

The Company measures compensation cost related to restricted awards based on the fair value of the Company’s Class A common stock at the date of grant. Compensation expense from continuing operations relating to restricted awards, primarily recorded in Employee compensation and benefits, and the corresponding income tax benefit, which was recorded in income tax benefit on the Consolidated Statements of Operations are presented in the following table (in thousands):

	FOR THE YEAR ENDED DECEMBER 31,
	2012	2011	2010
Stock award compensation expense	$41,636	$41,341	$44,583

Income tax benefit	$14,710	$16,206	$17,833

The following tables summarize restricted awards activity including awards related to employees working in businesses that are included within discontinued operations in 2012, 2011 and 2010 (awards in thousands):

	2012
	RESTRICTED SHARES		RESTRICTED STOCK UNITS
	NUMBER OF SHARES	WEIGHTED- AVERAGE GRANT DATE FAIR VALUE	NUMBER OF UNITS	WEIGHTED- AVERAGE GRANT DATE FAIR VALUE
Outstanding at January 1,	307	$16.20	7,716	$14.33
Granted	21	13.09	5,506	10.33
Vested	(235)	16.33	(3,501)	14.87
Forfeited	(11)	15.74	(1,549)	14.92

Outstanding at December 31,	82	$15.08	8,172	$11.44

	2011
	RESTRICTED SHARES		RESTRICTED STOCK UNITS
	NUMBER OF SHARES	WEIGHTED- AVERAGE GRANT DATE FAIR VALUE	NUMBER OF UNITS	WEIGHTED- AVERAGE GRANT DATE FAIR VALUE
Outstanding at January 1,	1,155	$16.60	6,329	$15.08
Granted	—	—	5,984	13.63
Vested	(830)	16.77	(2,083)	16.21
Forfeited	(17)	15.69	(2,514)	14.92

Outstanding at December 31,	307	$16.20	7,716	$14.33

	2010
	RESTRICTED SHARES		RESTRICTED STOCK UNITS
	NUMBER OF SHARES	WEIGHTED- AVERAGE GRANT DATE FAIR VALUE	NUMBER OF UNITS	WEIGHTED- AVERAGE GRANT DATE FAIR VALUE
Outstanding at January 1,	2,186	$16.92	3,591	$15.60
Granted	397	15.66	3,835	15.28
Vested	(1,208)	17.03	(870)	17.83
Forfeited	(221)	15.76	(227)	16.19

Outstanding at December 31,	1,154	$16.60	6,329	$15.08

Based upon the value at date of vest, the cumulative fair value of restricted shares that vested in 2012, 2011 and 2010 was $2.8 million, $11.0 million and $32.0 million, respectively, and the cumulative fair value of restricted stock units that vested in 2012, 2011 and 2010 was $35.7 million, $27.8 million and $13.4 million, respectively.

There is $53.5 million of unamortized compensation related to the unvested restricted awards outstanding at December 31, 2012. The cost of these unvested restricted shares is expected to be recognized over a weighted average life of 1.7 years.

Stock Options

The Company’s policy is to grant options for the purchase of shares of Class A common stock at not less than market value. Options generally vest ratably over a three or four-year period and expire on the fifth or tenth anniversary of the grant date, pursuant to the terms of the applicable option award agreement. The Company has the right to fully vest employees in their options upon retirement and in certain other circumstances. Options are otherwise canceled if employment is terminated before the end of the relevant vesting period. The Company’s policy is to issue new shares upon share option exercises by its employees and directors.

The fair value of each option granted is estimated as of its respective grant date using the Black-Scholes option-pricing model. Stock options granted have exercise prices equal to the market value of the Company’s common stock at the date of grant as defined by the Stock Plans. The principal assumptions utilized in valuing options and the methodology for estimating such model inputs include: 1) risk-free interest rate – estimate is based on the yield of U.S. zero coupon securities with a maturity equal to the expected life of the option; 2) expected volatility – estimate is based on several factors including implied volatility of market-traded options on the Company’s common stock on the grant date and the volatility of the Company’s common stock; and 3) expected option life – estimate is based on internal studies of historical experience and projected exercise behavior based on different employee groups and specific option characteristics, including the effect of employee terminations. Based on the results of the model, the weighted-average fair value of the stock options granted in 2010 was $4.93. There were no stock options granted in 2012 or 2011.

The weighted-average assumptions used for stock options granted were as follows:

2010
Dividend yield	0.0%
Expected volatility	40.0%
Risk-free interest rate	1.1%
Expected life (in years)	3.5

Compensation expense from continuing operations relating to stock options, all of which was recorded in Employee compensation and benefits, as well as the corresponding income tax benefit, which is recorded in income tax benefit on the Consolidated Statements of Operations are as follows (in thousands):

	FOR THE YEAR ENDED DECEMBER 31,
	2012	2011	2010
Stock option compensation expense	$806	$913	$2,351

Income tax benefit	$285	$358	$940

The following tables summarize stock option activity and stock options exercisable including options related to employees working in businesses that are included within discontinued operations in 2012, 2011 and 2010 (options in thousands):

	NUMBER OF STOCK OPTIONS	WEIGHTED- AVERAGE EXERCISE PRICE	AGGREGATE INTRINSIC VALUE (IN THOUSANDS)	WEIGHTED- AVERAGE REMAINING LIFE (YEARS)
2012
Outstanding at January 1,	2,829	$13.48
Granted at market value	—	—
Exercised	(130)	8.77
Forfeited or expired	(163)	14.32

Outstanding at December 31,	2,536	$13.66	$—	3.73

Exercisable at December 31,	2,500	$13.63	$—	3.68

Available for future grants at December 31, *	61,211

2011
Outstanding at January 1,	3,740	$14.06
Granted at market value	—	—
Exercised	(91)	11.02
Forfeited or expired	(820)	16.39

Outstanding at December 31,	2,829	$13.48	$2,605	4.76

Exercisable at December 31,	2,284	$12.90	$2,605	3.96

Available for future grants at December 31, *	9,476

2010
Outstanding at January 1,	3,554	$13.29
Granted at market value	1,185	15.89
Exercised	(591)	9.81
Forfeited or expired	(409)	18.85

Outstanding at December 31,	3,739	$14.06	$5,292	5.97

Exercisable at December 31,	2,573	$13.17	$5,292	4.63

Available for future grants at December 31, *	10,910

*	Represents both options and awards available for grant

	OPTIONS OUTSTANDING			OPTIONS EXERCISABLE
RANGE OF EXERCISE PRICES	OUTSTANDING AT 12/31/12	WEIGHTED- AVERAGE REMAINING CONTRACTUAL LIFE	WEIGHTED- AVERAGE EXERCISE PRICE	NUMBER EXERCISABLE AT 12/31/12	WEIGHTED- AVERAGE EXERCISE PRICE
$6.06 – $9.81	397	2.29	$8.42	397	$8.42
$10.24 – $10.24	448	1.84	10.24	448	10.24
$10.30 – $15.75	380	1.74	13.27	380	13.27
$15.84 – $15.84	665	6.48	15.84	630	15.84
$16.09 – $17.66	410	4.38	16.80	410	16.80
$17.95 – $19.36	236	4.08	18.03	236	18.03

	2,536	3.73	$13.66	2,501	$13.63

The aggregate intrinsic value is the amount by which the closing price of the Company’s common stock exceeds the exercise price of the stock options multiplied by the number of shares. The total intrinsic value of options exercised in 2012, 2011 and 2010 was $0.5 million, $0.2 million and $2.2 million, respectively. Cash received from the exercise of stock options in 2012, 2011 and 2010 totaled $1.1 million, $1.0 million and $5.8 million, respectively.

There is $10,000 of unamortized compensation related to the unvested stock options outstanding at December 31, 2012. The cost of these unvested awards is expected to be recognized over a weighted average life of 0.1 year.

Employee benefit plan	12 Months Ended
Dec. 31, 2012
Employee benefit plan
16.	Employee benefit plan

The Company sponsors a 401(k) profit sharing plan (the “Plan”) in which substantially all of its employees are eligible to participate. Under the terms of the Plan, the Company is required to make annual contributions to the Plan equal to 100% of the contributions made by its employees, up to annual limits. The total expense, from continuing operations, recognized with respect to the Plan and included in Employee compensation and benefits on the Consolidated Statements of Operations, was as follows (in thousands):

For the year ended December 31, 2012	$6,074
For the year ended December 31, 2011	5,648
For the year ended December 31, 2010	4,943

Income taxes	12 Months Ended
Dec. 31, 2012
Income taxes
17.	Income taxes

The Company and its subsidiaries file a consolidated federal income tax return as well as combined state income tax returns in certain jurisdictions. In other jurisdictions, the Company and its subsidiaries file separate company state and local income tax returns.

The (benefit) provision for income taxes from continuing operations consists of (in thousands):

	2012	2011	2010
Current:
U.S. federal	$(79,834)	$72,739	$49,404
U.S. state and local	$6,896	$6,383	$10,427
Non U.S.	$(1,826)	$819	$219

	$(74,764)	$79,941	$60,050

Deferred:
U.S. federal	$(66,667)	$(915)	$13,578
U.S. state and local	$(5,698)	$4,144	$(1,834)
Non U.S.	$836	$(760)	$(3,344)

	$(71,529)	$2,469	$8,400

Provision for income taxes	$(146,293)	$82,410	$68,450

The following table reconciles income tax (benefit) expense from continuing operations at the U.S. federal statutory rate to the Company’s Income tax (benefit) expense (in thousands):

	2012	2011	2010
U.S. federal income tax expense at statutory rate	$(144,511)	$75,189	$61,850
U.S. state and local income tax expense, net of U.S. federal income tax effect	$779	$6,843	$5,585
Nondeductible charges	$1,893	$828	$783
Dividend received deduction	$(1,403)	$—	$—
Reversal of reserves	$(957)	$—	$—
Other, net	$(2,094)	$(450)	$232

Income tax expense	$(146,293)	$82,410	$68,450

Deferred income taxes reflect the net tax effects of temporary differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when such differences are expected to reverse. Valuation allowances recorded on the balance sheet dates are necessary in cases where management believes that it is more likely than not that some portion or all of the deferred tax assets will not be realized. Significant components of the Company’s deferred tax assets and liabilities are as follows (in thousands):

	2012	2011
Deferred tax assets:
Employee compensation and benefit plans, net	$31,207	$33,344
Fixed assets and other amortizable assets, net	38,489	—
Lease loss and other reserves	4,926	4,626
Tax credit and loss carryforwards	71,450	33,702
Less: Valuation allowance on tax credit and loss carryforwards	(31,274)	(8,867)

Total deferred tax assets	$114,798	$62,805

Deferred tax liabilities
Fixed assets and other amortizable assets, net	$—	$14,936
Valuation of investments, net	265	3,838
Tax credit and loss carryforwards	17,044	17,845

Total deferred tax liabilities	$17,309	$36,619

Net deferred tax assets	$97,489	$26,186

Due to the losses generated in 2012, the Company currently is in a three year cumulative loss position. The Company has a long standing history of sustainable profitability, and based on its forecasts it is expecting to return to profitability. A significant portion of the customer base has remained unchanged and the business has generally demonstrated a return to profitability following the technology related losses of August 1, 2012, and the Company does not expect the loss to recur. The goodwill and intangible asset impairment that the Company recorded in the third quarter of 2012 is related to businesses that have not performed well and is not reflective of any weakness in the Company’s electronic market making business, which has historically been its most profitable business. Based on the weight of the positive and negative evidences considered, management believes that it is more likely than not that it will be able to realize its deferred tax assets in the future and therefore has not established a valuation allowance against its net deferred tax assets for the period ended December 31, 2012.

A significant portion of the Company’s anticipated 2012 U.S. federal net operating loss will be eligible to be carried back against taxable income earned by the Company in 2010 and 2011, which will result in a refund of U. S. federal taxes that the Company previously paid in such years. For the year ended December 31, 2012, the Company estimates its taxable loss to be approximately $377.1 million.

The Company generated taxable income for 2010 and 2011 of approximately $338.0 million and paid U.S. federal income tax of approximately $118.0 million for these years. Based upon the estimated $377.1 million U.S. federal taxable loss for the year ended December 31, 2012, the Company would be able to carry $338.0 million of such loss back to 2010 and 2011 and the Company will be able to obtain a $113.4 million refund of U.S. federal income taxes. This $113.4 million benefit has been recorded within Income taxes receivable on the Company’s Consolidated Statements of Financial Condition as of December 31, 2012. The balance of the $152.5 million Income taxes receivable on the Company’s Consolidated Statements of Financial Condition as of December 31, 2012 also includes $39.1 million of refunds due the Company with respect to estimated taxes paid for the year ending December 31, 2012 and refunds due the Company with respect to earlier periods.

The portion of the $377.1 million taxable loss that could not be carried back, approximately $39.1 million, will generate a U.S. federal net operating loss carryforward related to the year ended December 31, 2012. At December 31, 2012 and 2011, the Company had U.S. federal net operating loss carryforwards of $70.4 million and $31.3 million, respectively, of which $31.3 million resulted from acquisitions in both years. The Company recorded a related deferred income tax asset of $24.6 million and $11.0 million as of December 31, 2012 and 2011 respectively, and an offsetting valuation allowance of $7.0 million at each balance sheet date which represents the portion of these net operating loss carryforwards related to acquisitions that are considered more likely than not to expire unutilized.

In accordance with Section 382 of the Internal Revenue Code of 1986, as amended, a change in equity ownership of greater than 50% of the Company within a three-year period results in an annual limitation on the Company’s ability to utilize its net operating losses (“NOL”) carryforwards that were created during tax periods prior to the change in ownership. As a result of the Series A convertible preferred stock equity issuance, on August 6, 2012, the Company experienced an ownership change under Section 382 and therefore the rate of utilization of a portion of the Company’s NOL carryforwards will be limited. The Company does not believe this limitation will have a significant effect on the Company’s ability to utilize its anticipated federal NOL carryforward. The Company’s U.S. federal NOL carryforwards will begin to expire in 2019.

At December 31, 2012 and 2011, the Company had, in aggregate, state and local net operating loss carryforwards of $1.47 billion and $167.8 million, respectively of which $24.3 million and $25.1 million resulted from acquisitions; $424.8 million and $0, respectively related to New Jersey; $511.1 million and $71.5 million, respectively related to New York; and $510.5 million and $71.2 million, respectively related to New York City. The Company recorded a related deferred income tax asset of $22.9 million and $2.6 million as of December 31, 2012 and 2011, respectively, and offsetting valuation allowances of $22.9 million and $1.5 million, respectively, which represents the portion of these net operating loss carryforwards that are considered more likely than not to expire unutilized. The Company recorded a valuation allowance for substantially all of its anticipated state and local tax loss carryforwards as it is more likely than not that the benefit of such items will not be realized due to limitations on utilization in the particular jurisdictions in which the Company operates. Certain of these carryforwards are subject to annual limitations on utilization and they will begin to expire in 2019.

At December 31, 2012 and 2011, the Company had non U.S. net operating loss carryforwards of $65.5 million and $63.7 million, respectively. The Company recorded a foreign deferred income tax asset of $17.0 million and $17.8 million for these loss carryforwards as of December 31, 2012 and 2011, respectively, along with an offsetting U.S. federal deferred tax liability of $17.0 million and $17.8 million, respectively for the expected future reduction in U.S. foreign tax credits associated with the use of the non U.S. loss carryforwards. These non U.S. net operating losses may be carried forward indefinitely. At December 31, 2012 and 2011, the Company had foreign tax credit carryforwards of $ 3.2 million in both years and an offsetting valuation allowance of $1.6 million and $0.9 million, respectively. The Company also had general business credit carryforwards at December 31, 2012 of $3.7 million.

The following table reconciles the beginning and ending amount of unrecognized tax benefits (in thousands):

	2012	2011	2010
Balance at beginning of period	$2,813	$1,396	$1,590
Increases based on tax positions related to prior periods	536	1,621	1,815
Decreases based on tax positions related to prior periods	(1,831)	—	—
Decreases related to settlements with taxing authorities	—	(204)	(2,009)

Balance at the end of the period	$1,518	$2,813	$1,396

At December 31, 2012, 2011, and 2010 the Company had $1.5 million, $2.8 million, and $1.4 million, respectively, of unrecognized tax benefits, all of which would affect the Company’s effective tax rate if recognized. Interest related to income tax liabilities is recorded in Interest Expense and Interest, net on the Consolidated Statements of Operations. Penalties, if any, are recorded in Other expenses. Net interest expense related to income tax liabilities was $0.2 million, $0.1 million and $0.1 million for the years ended December 31, 2012, 2011 and 2010. No material penalties were accrued.

As of December 31, 2012, the Company is subject to U.S. Federal income tax examinations for the tax years 2008 through 2011, and to non U.S. income tax examinations for the tax years 2007 through 2011. In addition, the Company is subject to state and local income tax examinations in various jurisdictions for the tax years 2003 through 2011. The final outcome of these examinations is not yet determinable. However, the Company anticipates that adjustments to the unrecognized tax benefits, if any, will not result in a material change to the results of operations or financial condition.

Restructuring, Writedown of Assets and Lease Loss Accrual	12 Months Ended
Dec. 31, 2012
Restructuring, Writedown of Assets and Lease Loss Accrual
18.	Restructuring, Writedown of Assets and Lease Loss Accrual

As discussed in Footnote 12 “Goodwill and Intangible Assets”, in the third quarter of 2012 the Company recorded a non-cash impairment charge from continuing operations of $28.7 million, representing $12.1 million of goodwill related to the asset management businesses and $16.7 million of intangible assets related to the Company’s DMM, asset management and reverse mortgage businesses. The Company also recorded $114.3 million pre-tax impairment charge recorded within Loss from discontinued operations, net of tax related to the institutional fixed income sales and trading business in the third quarter of 2012.

In the third quarter of 2011, the Company undertook a corporate restructuring designed to lower operating expenses and improve financial performance. This restructuring comprised a reduction in workforce, a significant downsizing of its Hong Kong presence and discontinuing certain other initiatives. For the year ended December 31, 2011, the Company recorded a Restructuring charge of $24.2 million which affected all segments and comprised the following:

•	Employee severance and other employee benefit costs of $13.7 million;

•	Hong Kong asset writedown, lease and contract termination costs of $2.2 million; and

•	Capitalized software, intangible asset and goodwill writedown of $8.3 million.

The Company also recorded pre-tax restructuring charges of $4.4 million and $12.9 million for the years ended December 31, 2011 and 2010, respectively, primarily related to employee severance and other employee benefits which is recorded within Loss from discontinued operations, net of tax related to the institutional fixed income sales and trading business.

Writedown of assets and lease loss accrual was $1.6 million and $0.7 million for the years ended December 31, 2011 and 2010, respectively primarily related to excess real estate capacity within continuing operations. Recorded in Loss from discontinued operations, net of tax are lease loss accruals and writedown of assets of $1.3 million and $0.3 million for the years ended December 31, 2011 and 2010 respectively.

Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share
19.	Earnings Per Share

Basic loss or earnings per common share (“EPS”) have been calculated by dividing net (loss) income attributable to common stockholders by the weighted average shares of Class A common stock outstanding during each respective period. Diluted EPS reflects the potential reduction in EPS using the treasury stock method to reflect the impact of common stock equivalents if stock options were exercised, restricted awards were to vest and preferred stock were to convert to Class A common stock.

The Series A Preferred Stock are participating securities and as a result the Company is required to calculate EPS under a two class method whereby earnings are allocated to Class A common stock and Series A Preferred Stock as if all of the earnings for the year had been distributed. Since the Company recorded a net loss from continuing operations for the year ended December 31, 2012 the impact of the two class method would be antidilutive. The calculation of diluted EPS excludes the potential conversion of Series A Preferred Stock into Class A common stock and excludes options, restricted awards and Series A Preferred Stock that could potentially dilute EPS in the future but were antidilutive for the periods presented. The number of such options excluded was approximately 2.5 million, 1.9 million and 2.3 million for the years ended December 31, 2012, 2011 and 2010, respectively. The number of such restricted awards and shares of Series A Preferred Stock (on an as converted basis) excluded was approximately 3.9 million and 77.7 million, respectively, for the year ended December 31, 2012. The computation of diluted shares can vary among periods due in part to the change in the average price of the Company’s Class A common stock.

The following is a reconciliation of the numerators and denominators of the basic and diluted (loss) earnings per share computations for the years ended December 31, 2012, 2011 and 2010 (in thousands):

	FOR THE YEAR ENDED DECEMBER 31,
	2012		2011		2010
	NUMERATOR /	DENOMINATOR /	NUMERATOR /	DENOMINATOR /	NUMERATOR /	DENOMINATOR /
	NET (LOSS)	SHARES	NET INCOME	SHARES	NET INCOME	SHARES
Net (loss) income from continuing operations	$(266,596)		$132,416		$108,263
Dividend on convertible preferred shares	(2,268)		—		—
Deemed dividend related to beneficial conversion feature of convertible preferred shares	(373,364)		—		—

Net (loss) income attributable to common stockholders and shares used in basic calculations	$(642,228)	119,376	$132,416	91,490	$108,263	90,167
Effect of dilutive stock based awards		—		3,523		4,280

(Loss) Income and shares used in diluted calculations	$(642,228)	119,376	$132,416	95,013	$108,263	94,447

Basic (loss) earnings per share		$(5.38)		$1.45		$1.20

Diluted (loss) earnings per share		$(5.38)		$1.39		$1.15

Discontinued Operations	12 Months Ended
Dec. 31, 2012
Discontinued Operations
20.	Discontinued Operations

During the first quarter of 2013, the Company announced that it was discontinuing its correspondent clearing business. As a result, this business has been classified as discontinued operations and the results of its operations have been classified in Loss from discontinued operations, net of tax on the Consolidated Statements of Operations for all periods presented.

During the first quarter of 2013, the Company agreed to sell its institutional fixed income sales and trading business which operates in the United States and in the United Kingdom, to Stifel. The Company expects to complete the transaction during the second quarter of 2013. As a result of the Company’s decision to sell the business, it has been classified as a business held for sale on the Consolidated Statements of Financial Condition and the results of its operations have been included in Loss from discontinued operations, net of tax within the Consolidated Statements of Operations for all periods presented. The assets and liabilities related to the business have been recorded as Assets of business held for sale and Liabilities of business held for sale, respectively, on the Consolidated Statements of Financial Condition for all periods presented.

In the first quarter of 2009, Deephaven completed the sale of substantially all of its assets to Stark & Roth, Inc. (together with its affiliates, “Stark”) with Stark agreeing to assume certain limited liabilities of Deephaven. At that time, Deephaven was replaced by Stark as the investment manager, managing member and general partner for the Deephaven Funds and the Company exited the Deephaven business. As a result of this sale, Deephaven was classified as a discontinued operation for the years ended December 31, 2011 and 2010. There were no discontinued operations recorded on the Company’s Consolidated Statements of Financial Condition or Operations for the year ended December 31, 2012.

The revenues and results of operations of the Discontinued Operations are summarized as follows (in thousands):

	FOR THE YEAR ENDED DECEMBER 31,
	2012	2011	2010
Revenues	$145,840	$156,446	$183,655

Expenses:
Compensation	117,921	142,381	166,004
Other Expenses	37,418	36,135	31,384
Restructuring	—	4,449	12,918
Writedown of Assets & Lease loss Accrual	114,301	1,333	325

Total Expenses	269,640	184,298	210,631

Pre-tax loss from discontinued operations	(123,800)	(27,852)	(26,976)
Income tax (expense) benefit	43,330	10,673	10,351

Loss from discontinued operations, net of tax	$(80,470)	$(17,179)	$(16,625)

Assets and liabilities related to discontinued operations which are recorded in Assets of business held for sale, respectively, on the Consolidated Statements of Financial Condition are presented in the following table (in thousands):

	DECEMBER 31,
	2012	2011
Assets:
Financial instruments owned, at fair value, including securities pledged	$138,689	$34,272
Receivable from brokers, dealers and clearing organizations	281,178	75,952
Other assets	29,642	203,566

Total assets	$449,509	$313,790

Liabilities:
Financial instruments sold, not yet purchased, at fair value	199,167	18,252
Financial instruments sold under agreements to repurchase	111,487	60,320
Accrued compensation expense	12,140	22,872
Accrued expenses and other liabilities	34,867	9,587

Total liabilities	$357,661	$111,031

Significant Clients	12 Months Ended
Dec. 31, 2012
Significant Clients
21.	Significant Clients

The Company considers significant clients to be those clients who account for 10% or more of the total U.S. equity dollar value traded or fixed income notional value traded by the Company. No clients accounted for more than 10% of the Company’s U.S. equity dollar value traded or fixed income notional value traded during 2012, 2011 and 2010.

Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2012
Commitments and Contingent Liabilities
22.	Commitments and Contingent Liabilities

Litigation

In the ordinary course of business, the nature of the Company’s business subjects it to claims, lawsuits, regulatory examinations and other proceedings. The Company is subject to several of these matters at the present time. Given the inherent difficulty of predicting the outcome of the litigation and regulatory matters, particularly in cases or proceedings in which substantial or indeterminate damages or fines are sought, or where cases or proceedings are in the early stages, the Company cannot estimate losses or ranges of losses for cases or proceedings where there is only a reasonable possibility that a loss may be incurred. There can be no assurance that these matters will not have a material adverse effect on the Company’s results of operations in any future period and a material judgment could have a material adverse impact on the Company’s financial condition and results of operations. However, it is the opinion of management, after consultation with legal counsel that, based on information currently available, the ultimate outcome of these matters will not have a material adverse impact on the business, financial condition or operating results of the Company although they might be material to the operating results for any particular period, depending, in part, upon operating results for that period.

As noted in Footnote 3 “August 1, 2012 Technology Issue”, the Company experienced a technology issue at the open of trading at the NYSE on August 1, 2012. This issue was related to the installation of trading software and resulted in the Company’s broker dealer subsidiary, KCA, sending numerous erroneous orders in NYSE-listed and NYSE Arca securities into the market. The Company has since been named in two putative class actions and one derivative lawsuit relating to the technology issue and have received several derivative demand letters and/or requests for the inspection or production of certain books and records pursuant to Delaware law related to the technology issue and the August 2012 Recapitalization. In addition, the Company and/or KCA are the subject of regulatory investigations.

Since the announcement on December 19, 2012 of the signing of the Merger Agreement between the Company and GETCO, the Company, GETCO, as well as the individual members of the Company’s Board of Directors (the “Individual Defendants”), have been named as defendants in several lawsuits brought by certain purported Knight stockholders challenging the proposed Merger. The lawsuits generally allege, among other things, that the Merger fails to properly value Knight, that the Individual Defendants breached their fiduciary duties in approving the Merger Agreement and that those breaches were aided and abetted by GETCO. The lawsuits seek, among other things, to enjoin the defendants from completing the proposed Merger on the agreed–upon terms, rescission of the proposed Merger (to the extent it has already been consummated), monetary relief and attorneys’ fees and costs.

While the Company is currently unable to predict the outcome of any possible litigation or investigation related to the technology issue, the August 2012 Recapitalization, or the proposed Merger with GETCO, an unfavorable outcome in one or more of these matters could have a material adverse effect on our financial condition or ongoing operations. In addition, the Company expects to incur additional expenses in defending against litigation and in connection with investigations.

Legal

On August 17, 2012, the Company was named as a defendant in an action entitled Osgood v. Knight Capital Group, Inc. in the U.S. District Court for the Western District of Tennessee. Generally, this putative class action complaint alleged that Knight failed to disclose both its intention to install a new algorithm and the risks associated with such an algorithm. The plaintiff asserted claims under Section 10(b) and Rule 10b-5 of the federal securities laws and Tennessee statutes and common law, claiming that he and a class of Company stockholders who purchased the Company’s Class A common stock between February 29, 2012 and August 1, 2012, paid an inflated price. On December 20, 2012, plaintiff voluntarily dismissed the Osgood action in favor of the Fernandez action, described below.

On October 26, 2012, the Company, its Chairman and Chief Executive Officer, Thomas M. Joyce, and its Executive Vice President, Chief Operating Officer and Chief Financial Officer, Steven Bisgay, were named as defendants in an action entitled Fernandez v. Knight Capital Group, Inc. in the U.S. District Court for the District of New Jersey. Generally, this putative class action complaint alleges that the defendants made material misstatements and/or failed to disclose matters related to the events of August 1, 2012. The plaintiff asserts claims under Sections 10(b) and 20 and Rule 10b-5 of the federal securities laws, claiming that he and a class of the Company’s stockholders who purchased the Company’s Class A common stock between January 19, 2012 and August 1, 2012 paid an inflated price. The parties have entered into a scheduling order and expect plaintiff to file an amended complaint in March 2013.

As noted above, the Company has received several derivative demand letters requesting that it commence a lawsuit against certain directors and officers for alleged breaches of fiduciary duties, waste, wrongdoing, mismanagement and/or demanding that the Company produce certain books and records pursuant to Delaware law concerning the technology issue and the August 2012 Recapitalization.

Merger Litigation

Delaware Litigation. On December 28, 2012, a purported stockholder class action complaint was filed in the Court of Chancery of the State of Delaware, captioned Ann Jimenez McMillan v. Thomas M. Joyce, et al., Case No. 8163-VCP. The complaint names as defendants the Company, each member of the Company’s Board of Directors (the “Individual Defendants”), GETCO, and GA-GTCO, LLC. The complaint generally alleges, among other things, that the Individual Defendants violated their fiduciary duties by accepting an inadequate merger price, approving the transaction despite material conflicts of interest, and agreeing to a number of improper deal protection devices and voting agreements, which allegedly make it less likely that other bidders would make successful competing offers for Knight. The complaint also alleges that the Company, GETCO, and GA-GTCO, LLC aided and abetted these purported breaches of fiduciary duties. The relief sought includes, among other things, an injunction prohibiting consummation of the Merger, rescission of the Merger (to the extent the Merger has already been consummated), and attorneys’ fees and costs.

On December 28, 2012, a purported stockholder class action complaint was filed in the Court of Chancery of the State of Delaware, captioned Chrislaine Dominique v. Thomas M. Joyce, et al., Case No. 8159-VCP. The complaint names as defendants the Company, the Individual Defendants, GETCO, and GA-GTCO, LLC. The complaint generally alleges, among other things, that the Individual Defendants violated their fiduciary duties by accepting an inadequate merger price, approving the transaction despite material conflicts of interest, including that they were appointed by an investor group that included GETCO, and agreeing to a number of improper deal protection devices, which allegedly make it less likely that other bidders would make successful competing offers for Knight. The complaint also alleges that the Company and GETCO aided and abetted these purported breaches of fiduciary duties. The relief sought includes, among other things, an injunction prohibiting consummation of the Merger, rescission of the Merger (to the extent the Merger has already been consummated), and attorneys’ fees and costs. On January 31, 2013, the Court of Chancery consolidated for all purposes the McMillan and Dominique actions into a single action captioned In re Knight Capital Group, Inc. Shareholder Litigation, Consolidated C.A. No. 8159-VCP.

New Jersey Litigation. On December 31, 2012, a purported stockholder class action complaint was filed in the Superior Court of New Jersey, Chancery Division of Hudson County, NJ, captioned Charles Bryan v. Knight Capital, et al., Case No. HUD-C-001-13. The complaint names as defendants the Company, the Individual Defendants, Jefferies & Company, Inc., Jefferies High Yield Trading, LLC, TD Ameritrade Holding Corp., Blackstone Capital Partners VI L.P., Blackstone Family Investment Partnership VI-ESC L.P., Blackstone Family Investment Partnership VI L.P., Stephens Investments Holdings LLC, Stifel Financial Corp., GETCO Strategic Investments, LLC, GETCO Holding Company LLC, and GA-GTCO, LLC. The complaint generally alleges that the Individual Defendants breached their fiduciary duties by accepting an inadequate merger price, agreeing to a number of improper deal protection devices and voting agreements, which allegedly make it less likely that other bidders would make successful competing offers for Knight and approving the transaction despite material conflicts of interest, including that they were appointed by an investor group that included GETCO. The complaint further alleges that the entity defendants (except for Knight and GA-GTCO, LLC) breached alleged fiduciary duties in connection with the Individual Defendants’ approval of the Merger. The complaint also alleges that GETCO and GA-GTCO, LLC aided and abetted the Individual Defendants’ purported breaches of fiduciary duty. The relief sought includes, among other things, an injunction prohibiting the consummation of the Merger, rescission of the Merger (to the extent the Merger has already been consummated) and attorneys’ fees and costs.

On December 31, 2012, a purported stockholder class action complaint was filed in the Superior Court of New Jersey, Chancery Division of Hudson County, NJ, captioned James Ward v. Knight Capital, et al., Case No. HUD-C-0003-13. The complaint names as defendants the Company, the Individual Defendants, Jefferies & Company, Inc., Jefferies High Yield Trading, LLC, TD Ameritrade Holding Corp., Blackstone Capital Partners VI L.P., Blackstone Family Investment Partnership VI-ESC L.P., Blackstone Family Investment Partnership VI L.P., Stephens Investments Holdings LLC, Stifel Financial Corp., GETCO Strategic Investments, LLC, GETCO Holding Company LLC, and GA-GTCO, LLC. The complaint generally alleges that the Individual Defendants breached their fiduciary duties by accepting an inadequate merger price, agreeing to a number of improper deal protection devices and voting agreements, which allegedly make it less likely that other bidders would make successful competing offers for Knight and approving the transaction despite material conflicts of interest, including that they were appointed by an investor group that included GETCO. The complaint further alleges that the entity defendants (except for Knight and GA-GTCO, LLC) breached alleged fiduciary duties in connection with the Individual Defendants’ approval of the Merger. The complaint also alleges that GETCO and GA-GTCO, LLC aided and abetted the Individual Defendants’ purported breaches of fiduciary duty. The relief sought includes, among other things, an injunction prohibiting the consummation of the Merger, rescission of the Merger (to the extent the Merger has already been consummated), and attorneys’ fees and costs.

New York Litigation. On January 15, 2013, the Company, the Individual Defendants, GETCO Holding Company LLC, GA-GTCO, LLC and General Atlantic were named as defendants in an action entitled Joel Rosenfeld v. Thomas M. Joyce, et al., Case No. 6540147/2013, in the Supreme Court of the State of New York (New York County). The plaintiff, Joel Rosenfeld, is one of the shareholders mentioned above who previously sent the Company a derivative demand letter. Generally, this complaint asserts both derivative and class action claims. First, it purports to assert derivative claims, which allege, among other things, that the seven Knight directors who were serving as of August 1, 2012 breached their fiduciary duties and wasted corporate assets by failing to erect and oversee effective safeguards to prevent against trading incidents, such as the one that occurred on August 1, 2012, for which Knight incurred a realized pre-tax loss of approximately $457.6 million. Second, it asserts putative class action claims resulting from the proposed Merger for (1) breach of fiduciary duty against the Individual Defendants; and (2) aiding and abetting the purported breach of fiduciary duty against GETCO, GA-GTCO, LLC, and General Atlantic. In particular, the complaint generally alleges that the Individual Defendants breached their fiduciary duties by approving the Merger at an inadequate price, agreeing to a number of improper deal protection devices and voting agreements, which allegedly make it less likely that other bidders would make successful competing offers for Knight, and that certain of Knight’s directors have conflicts of interest in connection with the transaction, including that certain directors sought to enter into the transaction to avoid potential liability relating to the derivative claims asserted in the complaint. Plaintiff seeks, among other things, to enjoin the proposed Merger, rescission of the proposed Merger (to the extent it has already been consummated), and attorneys’ fees. With respect to the derivative claims, Plaintiff seeks, among other things, an order requiring Knight directors who were serving as of August 1, 2012 to pay restitution and/or compensatory damages in favor of Knight and/or the proposed class of Knight shareholders.

Regulatory

Subsequent to the August 1, 2012 technology issue, the SEC and other regulators commenced on-site examinations of KCA’s capital and liquidity condition. Those onsite examinations have concluded. Further, on or about August 9, 2012, the SEC began an examination of KCA’s compliance with SEC Rule 15c3-5 (the “Market Access Rule”) and other rules and regulations as they relate to the August 1, 2012 technology issue. The SEC issued a formal order of investigation concerning the Company and KCA on August 29, 2012. The investigation is ongoing and the Company is cooperating with the regulators. The Company is engaged in preliminary discussions with the SEC staff concerning a possible resolution of the investigation. The Company currently believes that any financial penalty in connection with a possible resolution of the SEC investigation would not have a material adverse effect on the consolidated long-term financial condition of the Company, although any financial penalty could be material to operating results for a particular period, depending, in part, upon operating results for that period.

Other Legal and Regulatory Matters

The Company owns subsidiaries including regulated entities that are subject to extensive oversight under federal, state and applicable international laws as well as SRO rules. Changes in market structure and the need to remain competitive require constant changes to our systems and order handling procedures. The Company makes these changes while continuously endeavoring to comply with many complex laws and rules. Compliance, surveillance and trading issues common in the securities industry are monitored by, reported to, and/or reviewed in the ordinary course of business by our regulators in the U.S. and abroad. As a major order flow execution destination and reverse mortgage originator, the Company is named from time to time in, or are asked to respond to a number of regulatory matters brought by U.S. regulators, foreign regulators and SROs that arise from our business activities. The Company is currently the subject of various regulatory reviews and investigations. In some instances, these matters may rise to a disciplinary action and/or civil or administrative action.

In the second quarter of 2012, the Company recorded pre-tax trading losses of $35.4 million related to the Facebook IPO. On August 1, 2012 Nasdaq’s proposed voluntary accommodation program (the “Accommodation Program”) was published in the Federal Register by the SEC. The Accommodation Program creates a fund for voluntary accommodations for qualifying Nasdaq members disadvantaged by problems that arose during the Facebook IPO. Under the Accommodation Program as proposed by Nasdaq, the Company would recover a portion of its pre-tax trading losses. The Accommodation Program, however, remains subject to SEC approval, and there can be no assurance that it will be approved by the SEC or that the terms will not change from those proposed. As previously disclosed, there are no assurances that the Company will be able to recover all or a portion of its pre-tax trading losses relating to the Facebook IPO.

The Company leases office space under noncancelable operating leases. Certain office leases contain fixed dollar-based escalation clauses. Rental expense under the office leases was $14.3 million, $14.5 million and $13.9 million for the years ended December 31, 2012, 2011 and 2010, respectively, and is included in Occupancy and equipment rentals on the Consolidated Statements of Operations.

The Company leases certain computer and other equipment under noncancelable operating leases and has entered into guaranteed employment contracts with certain employees. As of December 31, 2012, future minimum rental commitments under all noncancelable office, computer and equipment leases (“Gross Lease Obligations”), Sublease Income and guaranteed employment contracts longer than one year (“Other Obligations”) were as follows (in thousands):

Lease & Contract Obligations

	GROSS LEASE OBLIGATIONS	SUBLEASE INCOME	NET LEASE OBLIGATIONS	OTHER OBLIGATIONS
Year ending December 31, 2013	$22,565	$2,037	$20,528	$12,526
Year ending December 31, 2014	21,563	1,485	20,078	—
Year ending December 31, 2015	20,759	1,300	19,459	—
Year ending December 31, 2016	20,352	1,333	19,019	—
Year ending December 31, 2017	20,178	1,412	18,766	—
Thereafter through August 31, 2023	79,040	194	78,846	—

	$184,457	$7,761	$176,696	$12,526

During the normal course of business, the Company collateralizes certain leases or other contractual obligations through letters of credit or segregated funds held in escrow accounts. At December 31, 2012, the Company did not have any contractual obligations through letters of credit or segregated funds held in escrow accounts. As of December 31, 2011, the Company had provided a letter of credit for $1.0 million, collateralized by U.S. Treasury Bills, as a guarantee for one of the Company’s lease obligations. In the ordinary course of business, Knight Capital Group, Inc. also has provided, and may provide in the future, unsecured guarantees with respect to the payment obligations of certain of its subsidiaries under trading, repurchase, financing and stock loan arrangements, as well as under certain leases.

The Company has floating rate HECMs which the borrowers have additional borrowing capacity of approximately $478.1 million and $185.7 million as of December 31, 2012 and 2011, respectively. This additional borrowing capacity is primarily in the form of undrawn lines of credit, with the balance generally available on a scheduled payments basis.

During the normal course of business, the Company may enter into futures contracts. These financial instruments are subject to varying degrees of risks whereby the fair value of the securities underlying the financial instruments, may be in excess of, or less than, the contract amount. The Company is obligated to post collateral against certain futures contracts.

The following tables summarize the Company’s futures contract activity from continuing operations (in thousands):

	STATEMENTS OF FINANCIAL	FAIR VALUE OF ASSET OR (LIABILITY)
FUTURES CONTRACTS	CONDITION LOCATION	AS OF DECEMBER 31,
		2012	2011
Notional Value	Not Applicable	$(172,302)	$(18,196)

Fair Value	(Payable to) Receivable from brokers, dealers and clearing organizations	$(1,921)	$777

		GAIN (LOSS) RECOGNIZED
	STATEMENTS OF OPERATIONS LOCATION	FOR THE YEAR ENDED DECEMBER 31,
FUTURES CONTRACTS		2012	2011	2010
Unrealized gain (loss)	Net trading revenue	$23,138	$44,258	$(63,110)

Net capital requirements	12 Months Ended
Dec. 31, 2012
Net capital requirements
23.	Net capital requirements

At the beginning of the third quarter of 2012, the Company merged both of its domestic broker-dealers into one broker-dealer, KCA. As a U.S. registered broker-dealer, KCA is subject to the SEC’s Uniform Net Capital Rule, which requires the maintenance of minimum net capital. In 2012, KCA was in compliance with its capital adequacy requirements.

The following table sets forth the net capital levels and requirements for the Company’s U.S. registered broker-dealer subsidiary at December 31, 2012 as filed in its respective regulatory filings (in thousands):

ENTITY	NET CAPITAL	NET CAPITAL REQUIREMENT	EXCESS NET CAPITAL
Knight Capital Americas LLC	$312,005	$20,794	$291,211

The Company’s foreign registered broker-dealers are subject to certain financial resource requirements of either the FSA or the SFC. The following table sets forth the financial resource requirement for the following significant foreign regulated broker-dealer at December 31, 2012 (in thousands):

ENTITY	FINANCIAL RESOURCES	RESOURCE REQUIREMENT	EXCESS FINANCIAL RESOURCES
Knight Capital Europe Limited	$124,329	$37,567	$86,762

Urban must maintain minimum net worth and capitalization levels in accordance with various investor and insurer standards. In 2012, Urban was in compliance with the minimum net worth and capitalization requirements of Government National Mortgage Association (“GNMA”) and the Federal Housing Authority (“FHA”), Urban’s primary oversight authorities in this regard.

Financial instruments with off-balance sheet risk and concentrations of credit risk	12 Months Ended
Dec. 31, 2012
Financial instruments with off-balance sheet risk and concentrations of credit risk
24.	Financial instruments with off-balance sheet risk and concentrations of credit risk

As a market maker of equities and options, the majority of the Company’s securities transactions are conducted as principal or riskless principal with broker-dealers and institutional counterparties primarily located in the United States. The Company self-clears substantially all of its U.S. equity and option securities transactions. The Company clears a portion of its securities transactions through third party clearing brokers. Foreign transactions are settled pursuant to global custody and clearing agreements with major U.S. banks. Substantially all of the Company’s credit exposures are concentrated with its clearing brokers, broker-dealer and institutional counterparties. The Company’s policy is to monitor the credit standing of counterparties with which it conducts business.

Upon the acquisition of the futures business of Penson in June 2012 (see Footnote 25 “Acquisition”), the Company began providing execution, clearing and custody services in futures contracts and options on futures contracts to facilitate customer transactions on major U.S. and European futures and options exchanges. Customer activities may expose the Company to off-balance sheet risk in the event the customer is unable to fulfill its contracted obligation as the Company guarantees the performance of its customers to the respective clearing houses or other brokers. In accordance with regulatory requirements and market practice, the Company requires its customers to meet, at a minimum, the margin requirements established by each of the exchanges at which contracts are traded. Margin is a good faith deposit from the customer that reduces risk to the Company of failure by the customer to fulfill obligations under these contracts. The Company establishes customer credit limits and monitors required margin levels on a daily basis and, pursuant to such guidelines, require customers to deposit additional collateral, or to reduce positions, when necessary. Further, the Company seeks to reduce credit risk by entering into netting agreements with customers, which permit receivables and payables with such customers to be offset in the event of a customer default. Management believes that the margin deposits and collateral held at December 31, 2012 were adequate to minimize the risk of material loss that could be created by positions held at that time.

In the normal course of its operations, the Company enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Company’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company believes the risk of significant loss is minimal.

Financial instruments sold, not yet purchased, at fair value represent obligations to purchase such securities (or underlying securities) at a future date. The Company may incur a loss if the market value of the securities subsequently increases.

The Company currently has no loans outstanding to any former or current executive officer or director.

Acquisition	12 Months Ended
Dec. 31, 2012
Acquisition
25.	Acquisition

Penson Futures

On June 1, 2012, the Company completed the acquisition of certain assets and assumption of certain liabilities of Penson Futures, the futures division of Penson for $5.0 million in cash and a potential earn-out based on future performance of $3.7 million. During the fourth quarter of 2012, the fair value of the earn-out was subsequently adjusted downward to $3.5 million and a $0.2 million benefit to Other expense was recorded in the Company’s Consolidated Statements of Operations.

Goodwill and intangible assets recognized was $5.9 million. All of the goodwill from this transaction is expected to be deductible for income tax purposes. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed (in thousands):

Cash	$5,000
Fair value of earn-out	3,700

Recorded purchase price	$8,700

Cash	$1,732
Segregated cash and securities	120,641
Receivable from brokers, dealers and clearing organizations	360,493
Goodwill	2,417
Intangible assets	3,500
Other assets	4,695
Payable to customers	(472,162)
Accrued expenses and other liabilities	(12,616)

Purchase of business	$8,700

Assuming this transaction had been made at the beginning of any period presented, the consolidated pro forma results would not be materially different from reported results.

Business segments	12 Months Ended
Dec. 31, 2012
Business segments
26.	Business segments

In the first quarter of 2013, the Company changed its operating segments from four operating segments: (i) Market Making, (ii) Institutional Sales and Trading, (iii) Electronic Execution Services and (iv) Corporate and Other to three operating segments: (i) Market Making; (ii) Global Execution Services; and (iii) Corporate and Other. This change was made to better reflect the Company’s client offerings, changes in senior management, the combination of the institutional equities sales teams and how the businesses are managed.

The Market Making segment principally consists of market making in global equities and listed domestic options. Market Making primarily includes client, and to a lesser extent, non-client electronic market making and cash trading activities in which the Company operates as a market maker in equity securities. Market Making also includes the Company’s option market making business which trades on substantially all domestic electronic exchanges.

The Global Execution Services segment offers access via its electronic agency-based platforms to markets and self-directed trading in equities, options, fixed income, foreign exchange and futures. In contrast to Market Making segment, Global Execution Services segment generally does not act as a principal to transactions that are executed within this segment however, it will commit capital on behalf of clients, as needed, and generally earns commissions for acting as agent between the principals to the trade. Global Execution Services includes equity (including ETFs) sales and trading, reverse mortgage origination and securitization and asset management. This segment also facilitates client orders through program, block, and riskless principal trades and provides capital markets services, including equity offerings as well as private placements. The Global Execution Services segment also includes the FCM business, which comprises certain assets and liabilities that the Company acquired or assumed from the futures division of Penson Financial Services, Inc. on June 1, 2012. This business provides execution and clearing services on major U.S. and European futures and options exchanges for clients.

The Corporate and Other segment invests in strategic financial services-oriented opportunities, allocates, deploys and monitors all capital, and maintains corporate overhead expenses and other expenses that are not attributable to the other segments. The Corporate and Other segment houses functions that support Knight’s other segments such as self-clearing services, including stock lending, and other support and overhead.

The Company’s revenues, income (loss) from continuing operations before income taxes (“Pre-tax earnings”) and total assets by segment are summarized in the following table (in thousands):

	MARKET MAKING	GLOBAL EXECUTION SERVICES	CORPORATE AND OTHER	CONSOLIDATED TOTAL
For the year ended December 31, 2012:
Revenues	$60,940	$495,331	$33,980	$590,251
Pre-tax earnings	(368,477)	29,480	(73,893)	(412,890)

Total assets	1,708,617	5,786,687	1,833,633	9,328,938

For the year ended December 31, 2011:
Revenues	$704,471	$524,617	$19,079	$1,248,167
Pre-tax earnings	256,080	32,874	(74,128)	214,826

Total assets	2,103,887	3,063,579	1,671,695	6,839,161

For the year ended December 31, 2010:
Revenues	$549,128	$413,525	$2,728	$965,381
Pre-tax earnings	209,868	44,284	(77,439)	176,713

Total assets	1,801,002	1,692,084	767,483	4,260,570

Included in Market Making revenues for the year ended December 31, 2012 is a trading loss of $457.6 million related to the August 1, 2012 technology issue.

Included in Pre-tax earnings for the year ended December 31, 2012 is a writedown of assets of $28.7 million which includes $11.9 million for Market Making and $16.8 million for Global Execution Services. Additionally, the Corporate and Other segment includes $11.2 million in professional fees related to the August 1, 2012 technology issue and the announced Merger.

Included in revenues for the year ended December 31, 2012 is a Facebook IPO trading loss of $35.4 million which includes $26.0 million for Market Making and $9.4 million for Global Execution Services.

Included in revenues for the year ended December 31, 2012 in the Corporate and Other segment is a writedown of a strategic investment of $11.4 million as well as a gain on a strategic investment of $10.0 million.

Included in Pre-tax earnings for the year ended December 31, 2011 is a Restructuring charge of $24.2 million which includes $0.5 million for Market Making, $19.8 million for Global Execution Services and $3.8 million for Corporate and Other.

Included in Pre-tax earnings for the year ended December 31, 2010 is a Restructuring charge of $3.8 million which includes $1.6 million for Market Making, $1.5 million for Global Execution Services and $0.7 million for Corporate and Other.

Excluded from total revenues for the year ended 2010 are fees of $2.9 million recorded within Loss from discontinued operations, net of tax resulting from the Company acting as joint lead manager in its Note offering (see Footnote 13 “Long-Term Debt”). An offsetting elimination was included in Corporate and Other revenues to eliminate this fee for consolidation purposes.

Total Assets do not include Assets of business held for sale of $449.5 million, $313.8 million and $409.6 million at December 31, 2012, 2011 and 2010, respectively.

Prior year amounts have been recast to conform with current year segment presentation.

The Company operates in the U.S. and internationally, primarily in Europe and Asia. The following table presents Revenues by geographic area (in thousands):

	U.S.	INTERNATIONAL	CONSOLIDATED TOTAL
For the year ended December 31, 2012:
Revenues	$529,143	$61,108	$590,251

For the year ended December 31, 2011:
Revenues	$1,165,867	$82,300	$1,248,167

For the year ended December 31, 2010:
Revenues	$896,051	$69,330	$965,381

Condensed Financial Statements of Knight Capital Group, Inc. (parent only)	12 Months Ended
Dec. 31, 2012
Condensed Financial Statements of Knight Capital Group, Inc. (parent only)
27.	Condensed Financial Statements of Knight Capital Group, Inc. (parent only)

Presented below are the Condensed Statements of Financial Condition, Operations and Cash Flows for the Company on an unconsolidated basis.

Statements of Financial Condition

Knight Capital Group, Inc. (parent only)

	DECEMBER 31,
	2012	2011
	(in thousands)
Assets
Cash and cash equivalents	$320,979	$233,915
Financial instruments owned, at fair value	237	24,802
Receivable from subsidiaries	56,360	119,172
Investments in subsidiaries, equity method	1,334,092	1,454,694
Fixed assets and leasehold improvements, at cost, less accumulated depreciation and amortization	150	216
Investments	52,075	52,102
Intangible assets, less accumulated amortization	11,422	12,933
Income taxes receivable	152,637	1,636
Other assets	58,756	64,962

Total assets	$1,986,708	$1,964,432

Liabilities, convertible preferred stock & equity
Liabilities
Financial instruments sold, not yet purchased, at fair value	$5,505	$17,532
Accrued compensation expense	33,152	37,451
Payable to subsidiaries	—	—
Accrued expenses and other liabilities	76,758	23,086
Long term debt	388,753	424,338

Total liabilities	504,168	502,407
Convertible preferred stock	229,857	—
Total equity	1,252,683	1,462,025

Total liabilities, convertible preferred stock & equity	$1,986,708	$1,964,432

Statements of Operations

Knight Capital Group, Inc. (parent only)

	FOR THE YEAR ENDED DECEMBER 31,
	2012	2011	2010
	(in thousands)
Revenues
Investment (loss) income and other, net	$(8,640)	$2,259	$(9,163)

Total revenues	(8,640)	2,259	(9,163)

Expenses
Employee compensation and benefits	26,556	30,105	27,799
Interest expense	30,374	27,908	20,476
Professional fees	17,505	6,605	7,536
Business development	1,791	2,107	2,802
Other	9,616	8,917	8,029

Total expenses	85,842	75,641	66,642

Loss before income taxes and equity in earnings of subsidiaries	(94,482)	(73,382)	(75,805)
Income tax benefit	(34,826)	(28,808)	(30,342)

Loss before equity in earnings of subsidiaries	(59,656)	(44,574)	(45,463)
Equity in earnings of subsidiaries	(287,411)	159,811	137,101

Net (loss) income	$(347,067)	$115,237	$91,638

The accompanying notes are an integral part of these condensed financial statements.

Statements of Cash Flows

Knight Capital Group, Inc. (parent only)

	FOR THE YEAR ENDED DECEMBER 31,
	2012	2011	2010
	(In thousands)
Cash flows from operating activities
Net (loss) income	$(347,067)	$115,237	$91,638
Adjustments to reconcile income from continuing operations, net of tax to net cash used in operating activities
Equity in earnings of subsidiaries	287,411	(159,811)	(137,101)
Stock-based compensation	4,386	6,126	12,099
Debt discount accretion and other debt related expenses	17,457	15,189	11,453
Depreciation and amortization	1,614	1,652	2,170
Unrealized loss on investments	14,179	3,433	12,348
Writedown of assets and lease loss accrual	418	945	—
Decrease (increase) in operating assets
Financial instruments owned, at fair value	7,270	626	(4,397)
Receivable from brokers and dealers	(5,900)	—	—
Receivable from subsidiaries	62,813	(119,172)	—
Income taxes receivable	(151,001)	(26,911)	30,900
Other assets	9,063	56,508	(50,327)
(Decrease) increase in operating liabilities
Financial instruments sold, not yet purchased, at fair value	5,269	—	—
Payable to subsidiaries	—	(10,150)	(18,867)
Accrued compensation expense	(4,299)	8,623	(34,147)
Accrued expenses and other liabilities	2,089	5,263	11,507

Net cash used in operating activities	(96,298)	(102,442)	(72,724)

Cash flows from investing activities
Distributions from investments	13,639	4,477	37,558
Purchases of investments	(27,790)	(24,641)	(7,997)
Purchases of fixed assets and leasehold improvements	(53)	(7)	(1,035)
Dividends received from subsidiaries	113,091	202,294	118,085
Capital contributions to subsidiaries	(231,783)	(22,334)	(196,337)

Net cash (used in) provided by investing activities	(132,896)	159,789	(49,726)

Cash flows from financing activities
Proceeds of convertible preferred stock offering, net of issuance costs of $40,519	359,480	—	—
Proceeds from term credit agreement	—	97,838	—
Proceeds from issuance of cash convertible notes	—	—	363,808
Repayment of credit facility	—	—	(140,000)
Purchase of call options	—	—	(73,750)
Proceeds from issuance of warrants	—	—	15,000
Stock options exercised	1,140	1,000	5,784
Income tax (provision) benefit related to stock-based compensation	(6,154)	(6,449)	(2,760)
Cost of common stock repurchased	(35,832)	(58,553)	(60,090)
Payment of dividend related to convertible preferred shares	(1,051)	—	—

Net cash provided by financing activities	317,583	33,836	107,992

Effect of exchange rate changes on cash and cash equivalents	(1,325)	(508)	(265)

Increase (decrease) in cash and cash equivalents	87,064	91,183	(14,458)
Cash and cash equivalents at beginning of period	233,915	143,240	157,963

Cash and cash equivalents at end of period	$320,979	$233,915	$143,240

Supplemental disclosure of cash flow information:
Cash paid for interest	$15,479	$14,552	$16,648

Cash paid for income taxes	$44,975	$62,116	$59,384

The accompanying notes are an integral part of these condensed financial statements.

Notes to Condensed Financial Statements

Knight Capital Group, Inc. (parent only)

A. General

The condensed financial statements of Knight Capital Group, Inc. (parent only; the “Parent Company”) should be read in conjunction with the Consolidated Financial Statements of the Company and the notes thereto.

B. Income taxes

As stated in Footnote 17, “Income Taxes”, the Company and its subsidiaries file a consolidated federal income tax return as well as combined state income tax returns in certain jurisdictions. In other jurisdictions, the Company and its subsidiaries file separate income tax returns. As such, both federal and state income taxes attributable to subsidiaries are accrued at the subsidiary level and are therefore, included in Equity in earnings of subsidiaries on the Condensed Financial Statements. Income tax (benefit) expense included on the Parent Company’s Condensed Statements of Operations represents only the income taxes attributable to the Parent Company.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events
28.	Subsequent Events

Corporate restructuring

On January 30, 2013, the Company completed a corporate restructuring designed to lower operating expenses and improve financial performance. As part of the restructuring, the Company will reduce its worldwide workforce by approximately 5%. The restructuring was undertaken in an effort to combine the Company’s voice and electronic sales teams and as a result of the winding-down of the Company’s correspondent clearing initiative. Employees directly affected by the workforce reduction have received notification and will be provided with severance payments and specified benefits.

In connection with the restructuring, the Company expects that it will incur during the first quarter of 2013 a total estimated pre-tax charge between $9.0 million and $11.0 million (across all its operating segments), broken down as follows:

•	Employee severance and other employee benefit costs between $8.0 million and $10.0 million;

•	Capitalized software writedown of approximately $1.0 million.

Of the above amount, it is expected that cash expenditures will be between $4.0 million and $5.0 million. Although the Company believes that these estimates are appropriate and reasonable based on available information, actual results could differ from these estimates.

The Company expects that there will be additional costs related to the winding-down of its correspondent clearing initiative but such costs cannot be determined at this time.

Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Basis of consolidation and form of presentation

Basis of consolidation and form of presentation

The accompanying Consolidated Financial Statements, prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), include the accounts of the Company and its subsidiaries and should be read in conjunction with the audited Consolidated Financial Statements for the year ended December 31, 2011 included in the Company’s Current Report on Form 8-K dated August 6, 2012 which was filed in relation to the Company’s raising of $400.0 million in equity financing. All significant intercompany transactions and balances have been eliminated.

Certain reclassifications have been made to the prior years’ Consolidated Financial Statements in order to conform to the current year presentation. Such reclassifications are immaterial to both current and all previously issued financial statements taken as a whole and had no effect on previously reported Net income.

The Company consolidates all of its wholly-owned subsidiaries as well as any investment in which it is considered to be the primary beneficiary of a variable interest entity (“VIE”). The Company performs a qualitative assessment to determine if a VIE should be consolidated. As described in more detail below, the primary attributes the Company assesses include the entity’s capital structure and power. The Company will consolidate a VIE if it has both i) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and ii) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. As of December 31, 2012 and December 31, 2011, the Company was not considered to be a primary beneficiary of any VIE.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents include money market accounts, which are payable on demand, and short-term investments with an original maturity of less than 90 days. The carrying amount of such cash equivalents approximates their fair value due to the short-term nature of these instruments.

Cash and securities segregated under federal and other regulations

Cash and securities segregated under federal and other regulations

The Company maintains custody of customer funds and, as a result, it is subject to various regulatory rules and regulations. As a result of these customer holdings, the Company is obligated by the U.S. Securities and Exchange Commission (“SEC”) and the Commodities Futures Trading Commission (“CFTC”) to segregate or set aside cash and/or qualified securities to satisfy these regulations, which have been promulgated to protect customer assets. The amounts recognized as Cash and securities segregated under federal and other regulations approximate fair value.

Market making, sales, trading and execution activities

Market making, sales, trading and execution activities

Financial instruments owned and Financial instruments sold, not yet purchased, which relate to market making and trading activities, include listed and OTC equity securities, listed equity options and fixed income securities which are recorded on a trade date basis and carried at fair value. Net trading revenue (trading gains, net of trading losses) is also recorded on a trade date basis.

Commissions (which includes commission equivalents earned on institutional client orders, commissions on futures transactions and home equity conversion mortgage (“HECM”) loan origination and securitization activities) and related expenses are also recorded on a trade date basis. Commissions earned by the Company’s FCM are recorded net of any commissions paid to independent brokers and are recognized on a half-turn basis.

The Company’s third party clearing agreements call for payment or receipt of interest income, net of transaction-related interest charged by clearing brokers, for facilitating the settlement and financing of securities transactions. The Company also nets interest income on its securitized HECM loan inventory against interest expense on its liability to Government National Mortgage Association (“GNMA”) trusts. Interest income and interest expense which have been netted on the Consolidated Statements of Operations are as follows (in thousands):

	FOR THE YEAR ENDED DECEMBER 31,
	2012	2011	2010
Interest Income	$138,489	$39,854	$14,171
Interest Expense	(119,898)	(43,663)	(12,410)

Interest, net	$18,591	$(3,809)	$1,761

Dividend income relating to securities owned and dividend expense relating to securities sold, not yet purchased, derived primarily from the Company’s market making activities are included as a component of Net trading revenue on the Consolidated Statements of Operations. Net trading revenue includes dividend income and expense as follows (in thousands):

	FOR THE YEAR ENDED DECEMBER 31,
	2012	2011	2010
Dividend Income	$24,643	$21,768	$23,987

Dividend Expense	$(20,946)	$(23,210)	$(17,640)

Payments for order flow represent payments to broker-dealer clients, in the normal course of business, for directing their order flow in U.S. equities and options to the Company. Payments for order flow also include fees paid to third party brokers with respect to wholesale loan production at the Company’s reverse mortgage business.

Fair value of financial instruments

Fair value of financial instruments

The Company values its financial instruments using a hierarchy of fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value.

The fair value hierarchy can be summarized as follows:

•	Level 1 – Valuations based on quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

•	Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•	Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Changes in fair value are recognized in earnings each period for financial instruments that are carried at fair value. See Footnote 7 “Fair Value of Financial Instruments” for a description of valuation methodologies applied to the classes of financial instruments at fair value.

Securitization activities

Securitization activities

The Company securitizes HECMs under its GNMA issuance authority. Securitization and transfer of financial assets to a third party are generally accounted for as sales when an issuer has relinquished control over the transferred assets. Based upon the current structure of the GNMA securitization program, the Company believes that it has not met the GAAP criteria for relinquishing control over the transferred assets and therefore its securitizations fail to meet the GAAP criteria for sale accounting. As such, the Company continues to recognize the HECMs in Financial instruments owned, at fair value, and the Company recognizes a corresponding liability in Liability to GNMA trusts, at fair value on the Consolidated Statements of Financial Condition. The associated change in fair value of the securitized HECM loan inventory is recorded in Commissions and fees on the Consolidated Statements of Operations.

Collateralized agreements and financings

Collateralized agreements and financings

Collateralized agreements consist of securities borrowed and collateralized financings include securities loaned, financial instruments sold under agreements to repurchase, other secured financings and liability to GNMA trusts, at fair value.

•

Securities borrowed and securities loaned transactions are recorded at the amount of cash collateral advanced or received. Securities borrowed transactions facilitate the securities settlement process and require the Company to deposit cash or other collateral with the lender. Securities loaned transactions help finance the Company’s securities inventory whereby the Company lends stock to counterparties in exchange for the receipt of cash or other collateral from the borrower. In these transactions, the Company receives or lends cash or other collateral in an amount generally in excess of the market value of the applicable securities borrowed or loaned. The Company monitors the market value of securities borrowed or loaned on a daily basis, with additional collateral obtained or refunded as necessary.

•

Financial instruments sold under agreements to repurchase are used to finance inventories of securities and other financial instruments and are recorded at their contractual amount. The Company has entered into bilateral and tri-party term and overnight repurchase agreements which bear interest at negotiated rates. The Company receives cash and makes delivery of financial instruments to a custodian who monitors the market value of these instruments on a daily basis. The market value of the instruments delivered must be equal to or in excess of the principal amount loaned under the repurchase agreements plus the agreed upon margin requirement. The custodian may request additional collateral, if appropriate.

•

Other secured financings represent contractual agreements used to finance financial instruments and are recorded at their contractual amount. These agreements are short-term in nature with durations of typically less than one month and bear interest at negotiated rates. The Company receives cash and pledges financial instruments to banks and other financial institutions as collateral for these secured financing arrangements. The market value of the collateral delivered must be in excess of the principal amount loaned plus the agreed upon margin requirement under the secured financings. The banks and other financial institutions may request additional collateral, if appropriate.

•	Liability to GNMA trusts, at fair value, represents the liability associated with the Company’s securitization of HECMs where the securitization does not meet the GAAP criteria for sale treatment.

The Company’s securities borrowed, securities loaned, financial instruments sold under agreements to repurchase and other secured financings are recorded at amounts that approximate fair value. These items are recorded based upon their contractual terms and are not materially sensitive to shifts in interest rates because they are short-term in nature and are fully collateralized. These items would be categorized as Level 2 in the fair value hierarchy if they were required to be recorded at fair value.

Investments

Investments

Investments primarily comprise strategic investments and deferred compensation investments. Strategic investments include noncontrolling equity ownership interests held by the Company within its non-broker-dealer subsidiaries, primarily in financial services-related businesses. Strategic investments are accounted for under the equity method or at cost. The equity method of accounting is used when the Company has significant influence, generally considered to be between 20% and 50% equity ownership or greater than 3% to 5% of a partnership interest. Strategic investments are held at cost, less impairment if any, when the Company is not considered to exert significant influence on operating and financial policies of the investee. Deferred compensation investments primarily consist of mutual funds, which are accounted for at fair value.

Strategic investments are reviewed on an ongoing basis to ensure that the carrying values of the investments have not been impaired. If the Company determines that an impairment loss on a strategic investment has occurred due to a decline in fair value or other market conditions, the investment is written down to its estimated fair value.

The Company maintains a non-qualified deferred compensation plan related to certain employees and directors. This plan provides a return to the participants based upon the performance of various investments. In order to hedge its liability under this plan, the Company generally acquires the underlying investments and holds such investments until the deferred compensation liabilities are satisfied. Changes in value of such investments are recorded in Investment income (loss) and other, net, with a corresponding charge or credit to Employee compensation and benefits on the Consolidated Statements of Operations.

Goodwill and intangible assets

Goodwill and intangible assets

The Company tests goodwill and intangible assets with an indefinite useful life for impairment annually or when an event occurs or circumstances change that signifies the existence of an impairment. The Company amortizes other intangible assets on a straight line basis over their estimated useful lives and tests for recoverability whenever events indicate that the carrying amounts may not be recoverable.

Payable to customers

Payable to customers

Payable to customers arise primarily from futures transactions and include amounts due on cash and margin transactions. Due to their short-term nature, such amounts approximate fair value.

Treasury stock

Treasury stock

The Company records its purchases of treasury stock at cost as a separate component of stockholders’ equity. The Company obtains treasury stock through purchases in the open market or through privately negotiated transactions. The Company may re-issue treasury stock, at average cost, for the acquisition of new businesses or, in certain instances, as inducement grants to new hires or grants to consultants.

Foreign currency translation and foreign currency forward contracts

Foreign currency translation and foreign currency forward contracts

The Company’s U.K. subsidiary utilizes the Pound Sterling as its functional currency while the Company’s Hong Kong subsidiary utilizes the Hong Kong dollar as its functional currency. For all other entities, the Company’s functional currency is the U.S. dollar.

Assets and liabilities of foreign subsidiaries having non-U.S. dollar functional currencies are translated at exchange rates at the end of a period. Revenues and expenses are translated at average exchange rates during the period. Gains and losses resulting from translating foreign currency financial statements into U.S. dollars are included in Accumulated other comprehensive loss on the Consolidated Statements of Financial Condition and Cumulative translation adjustment on the Consolidated Statements of Comprehensive Income (Loss). Gains or losses resulting from foreign currency transactions are included in Investment income (loss) and other, net on the Company’s Consolidated Statements of Operations. For years ended December 31, 2012, 2011 and 2010, the Company recorded a loss of $1.6 million, a gain of $0.2 million and a loss of $0.3 million, respectively.

The Company seeks to reduce the impact of fluctuations in foreign exchange rates on its net investment in certain non-U.S. operations through the use of foreign currency forward contracts. For foreign currency forward contracts designated as hedges, the Company assesses its risk management objectives and strategy, including identification of the hedging instrument, the hedged item and the risk exposure and how effectiveness is to be assessed prospectively and retrospectively. The ineffectiveness of the hedge is assessed based on the overall changes in the fair value of the forward contracts. For qualifying net investment hedges, any gains or losses, to the extent effective, are included in Accumulated other comprehensive loss on the Consolidated Statements of Financial Condition and the Consolidated Statements of Comprehensive Income (Loss). The ineffective portion, if any, is recorded in Investment income (loss) and other, net on the Consolidated Statements of Operations.

Stock-based compensation

Stock-based compensation

Stock-based compensation is measured based on the grant date fair value of the awards. These costs are amortized over the requisite service period, which is typically the vesting period.

Expected forfeitures are considered in determining stock-based employee compensation expense. For all periods presented, the Company recorded a benefit for expected forfeitures on all outstanding stock-based awards. The benefit recorded did not have a material impact on the results of operations in any of the periods presented.

The Company applies a non-substantive vesting period approach for stock-based awards whereby the expense is accelerated for those employees and directors that receive options and restricted stock units (“RSUs”) and are eligible to retire prior to the options or RSUs vesting.

Soft dollar expense

Soft dollar expense

Under a commission management program, the Company allows institutional clients to allocate a portion of their gross commissions to pay for research and other services provided by third parties. As the Company acts as an agent in these transactions, it records such expenses on a net basis within Commissions and fees on the Consolidated Statements of Operations.

Depreciation, amortization and occupancy

Depreciation, amortization and occupancy

Fixed assets are depreciated on a straight-line basis over their estimated useful lives of three to seven years. Leasehold improvements are being amortized on a straight-line basis over the shorter of the term of the related office lease or the expected useful life of the assets. The Company capitalizes certain costs associated with the acquisition or development of internal-use software and amortizes the software over its estimated useful life of three years, commencing at the time the software is placed in service. The Company reviews fixed assets and leasehold improvements for impairment whenever events or changes in circumstances indicate that the related carrying amounts may not be recoverable.

The Company recognizes rent expense under operating leases with fixed rent escalations, lease incentives and free rent periods on a straight-line basis over the lease term beginning on the date the Company takes possession of or controls the use of the space, including during free rent periods.

Lease loss accrual

Lease loss accrual

The Company’s policy is to identify excess real estate capacity and where applicable, accrue for related future costs, net of estimated sub-lease income. In the event the Company is able to sublease the excess real estate after recording a lease loss, such accrual is adjusted to the extent the actual terms of sub-leased property differ from the assumptions used in the calculation of the accrual. In the event that the Company concludes that previously determined excess real estate is needed for the Company’s use, such lease loss accrual is adjusted accordingly. Any such adjustments to previous lease loss accruals are recorded in Writedown of assets and lease loss accrual on the Consolidated Statements of Operations.

Income taxes

Income taxes

The Company records deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities and measures them using the enacted tax rates and laws that will be in effect when such differences are expected to reverse. The Company evaluates the recoverability of future tax deductions by assessing the adequacy of future expected taxable income from all sources, including reversal of temporary differences and forecasted operating earnings.

Discontinued operations

Discontinued operations

Revenues and expenses associated with a business line that has been disposed of through closure or held for sale are included in Loss from discontinued operations, net of tax on the Consolidated Statements of Operations. Assets and liabilities of businesses held for sale are included in Assets of business held for sale and Liabilities of business held for sale , respectively, on the Consolidated Statements of Financial Condition. Cash flows from discontinued operations are presented on the Consolidated Statements of Cash Flows within operating, investing and financing activities, as applicable.

Variable interest entities

Variable interest entities

A VIE is an entity that lacks one or more of the following characteristics (i) the total equity investment at risk is sufficient to enable the entity to finance its activities independently and (ii) the equity holders have the power to direct the activities of the entity that most significantly impact its economic performance, the obligation to absorb the losses of the entity and the right to receive the residual returns of the entity. The Company has a controlling financial interest and will consolidate a VIE if it has both (i) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and (ii) the obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

VIEs generally finance the purchase of assets by issuing debt and equity securities that are either collateralized by or indexed to the assets held by the VIE. The debt and equity securities issued by a VIE may include tranches of varying levels of subordination. The Company’s involvement with VIEs includes purchased interests and commitments to VIEs.

The Company is principally involved with VIEs through the following business activities:

•	Mortgage-backed securities (“MBS”) – The Company purchases and sells beneficial interests issued by mortgage-backed VIEs in connection with its trading activities

•	Securitized HECM loan inventory – The Company sells HECM loans to GNMA trusts which have the characteristics of a VIE and retains certain commitments and obligations to these trusts

Nonconsolidated VIEs

Nonconsolidated VIEs

The Company’s exposure to the obligations of VIEs is generally limited to its interests in these entities. Nonconsolidated VIEs are aggregated based on principal business activity.

•	For MBS, the maximum exposure to loss is the carrying value of these interests

•	For Securitized HECM loan inventory, the maximum exposure to loss is the value of the obligations as issuer and servicer to the GNMA trust

The carrying values of the Company’s variable interests in nonconsolidated VIEs are included in the Consolidated Statements of Financial Condition as follows:

•	MBS are included as Debt securities within Assets of business held for sale on the Consolidated Statements of Financial Condition

•	Securitized HECM loan inventory VIEs are captured in the valuation of the Securitized HECM loan inventory and the Liability to GNMA trusts, at fair value

The following table presents the Company’s nonconsolidated VIEs at December 31, 2012 and 2011 (in thousands):

	DECEMBER 31, 2012
	SECURITIZED HECM LOAN INVENTORY	MBS HELD WITHIN ASSETS OF BUSINESS HELD FOR SALE
Assets in VIE
Carrying value of the VIEs
Assets	$—	$108,999
Liabilities	912	—
Maximum exposure to loss in nonconsolidated VIEs
Commitments	29,017	—
Purchased interests	—	108,999

	DECEMBER 31, 2011
	SECURITIZED HECM LOAN INVENTORY	MBS HELD WITHIN ASSETS OF BUSINESS HELD FOR SALE
Assets in VIE
Carrying value of the VIEs
Assets	$—	$16,399
Liabilities	2,299	—
Maximum exposure to loss in nonconsolidated VIEs
Commitments	12,874	—
Purchased interests	—	16,399

Use of estimates

Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

Accounting standards updates

Accounting standards updates

In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standard Update (“ASU”) that requires additional disclosures about financial assets and liabilities that are subject to netting arrangements. Under the ASU, financial assets and liabilities must be disclosed at their respective gross asset and liability amounts, the amounts offset on the balance sheet and a description of the respective netting arrangements. The new disclosures are required for annual reporting periods beginning on or after January 1, 2013, and are to be applied retrospectively. Other than the change in disclosures, the Company has determined that the adoption of this ASU will not have an impact on its Consolidated Financial Statements.

In July 2012, the FASB issued an ASU which allows a company to first assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test of an indefinite-lived intangible asset. This ASU simplifies the guidance for impairment testing of indefinite-lived intangible assets other than goodwill and gives companies the option to assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test. Companies electing to perform a qualitative assessment are no longer required to calculate the fair value of an indefinite-lived intangible asset unless the company determines, based on a qualitative assessment, that it is “more likely than not” that the asset is impaired. This update is effective for annual impairment tests, or more frequently if deemed appropriate, performed in fiscal years beginning after September 15, 2012; however, early adoption is permitted. The Company has determined that the adoption of this ASU will not have an impact on its Consolidated Financial Statements.

Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Interest Income and Interest Expense

Interest income and interest expense which have been netted on the Consolidated Statements of Operations are as follows (in thousands):

	FOR THE YEAR ENDED DECEMBER 31,
	2012	2011	2010
Interest Income	$138,489	$39,854	$14,171
Interest Expense	(119,898)	(43,663)	(12,410)

Interest, net	$18,591	$(3,809)	$1,761

Net Trading Revenue Including Dividend Income and Expense

Net trading revenue includes dividend income and expense as follows (in thousands):

	FOR THE YEAR ENDED DECEMBER 31,
	2012	2011	2010
Dividend Income	$24,643	$21,768	$23,987

Dividend Expense	$(20,946)	$(23,210)	$(17,640)

Company's Nonconsolidated VIEs

The following table presents the Company’s nonconsolidated VIEs at December 31, 2012 and 2011 (in thousands):

	DECEMBER 31, 2012
	SECURITIZED HECM LOAN INVENTORY	MBS HELD WITHIN ASSETS OF BUSINESS HELD FOR SALE
Assets in VIE
Carrying value of the VIEs
Assets	$—	$108,999
Liabilities	912	—
Maximum exposure to loss in nonconsolidated VIEs
Commitments	29,017	—
Purchased interests	—	108,999

	DECEMBER 31, 2011
	SECURITIZED HECM LOAN INVENTORY	MBS HELD WITHIN ASSETS OF BUSINESS HELD FOR SALE
Assets in VIE
Carrying value of the VIEs
Assets	$—	$16,399
Liabilities	2,299	—
Maximum exposure to loss in nonconsolidated VIEs
Commitments	12,874	—
Purchased interests	—	16,399

Segregated Cash and Securities (Tables)	12 Months Ended
Dec. 31, 2012
Cash and Securities Segregated Under U.S. Federal and Other Regulation

Cash and securities segregated under U.S. federal and other regulations primarily relate to the Company’s recently acquired FCM business (see Footnote 25 “Acquisition” for further discussion) and consist of the following (in thousands):

	DECEMBER 31, 2012	DECEMBER 31, 2011
Segregated cash	$163,992	$11,010
Segregated securities	3,000	—

Total Segregated cash and securities	$166,992	$11,010

Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
The following fair value hierarchy table presents information about the Company’s financial assets and liabilities measured at fair value (in thousands):

	ASSETS AND LIABILITIES MEASURED AT
	FAIR VALUE ON A RECURRING BASIS
DECEMBER 31, 2012	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Financial instruments owned, at fair value:
Equities (1)	$1,463,916	$—	$—	$1,463,916
U.S. government and Non-U.S. government obligations	34,339	—	—	34,339
Corporate debt (2)	76,818	—	—	76,818
Listed equity options	202,091	—	—	202,091
Loan inventory	—	191,712	—	191,712
Purchased call options	—	237	—	237
Securitized HECM loan inventory (3)	—	4,054,905	—	4,054,905

Total Financial instruments owned, at fair value	1,777,164	4,246,854	—	6,024,018
Securities segregated under federal and other regulations (4)	3,000	—	—	3,000
Securities on deposit with clearing organizations (4)	182,280	—	—	182,280
Deferred compensation investments (5)	—	21,339	—	21,339
Investment in Deephaven Funds (5)	—	1,342	—	1,342
Assets of business held for sale:
Mortgage-backed securities	—	108,999		108,999
Corporate debt	29,690	—		29,690

Total fair value of financial instrument assets	$1,992,134	$4,378,534	$—	$6,370,668

Liabilities
Financial instruments sold, not yet purchased, at fair value:
Equities (1)	$1,164,999	$—	$—	$1,164,999
U.S. government obligations	71,728	—	—	71,728
Corporate debt (2)	47,263	—	—	47,263
Listed equity options	155,942	—	—	155,942
Embedded conversion derivative	—	237	—	237
Foreign currency forward contracts	—	5,268	—	5,268

Total Financial instruments sold, not yet purchased, at fair value	1,439,932	5,505	—	1,445,437
Liability to GNMA trusts, at fair value (3)	—	4,002,704	—	4,002,704
Liabilities of business held for sale:
Corporate debt	22,858	—	—	22,858
U.S. government obligations	176,309	—	—	176,309

Total fair value of financial instrument liabilities	$1,639,099	$4,008,209	$—	$5,647,308

(1)	Equities of $676.8 million have been netted by their respective long and short positions by CUSIP number.
(2)	Corporate debt of $0.1 million has been netted by respective long and short positions by CUSIP number.
(3)	Represents HECMs that have been securitized into HECM Mortgage Backed Securities (“HMBS”) where the securitization is not accounted for as a sale of the underlying HECMs. See Securitized HECM loan inventory below for full description.
(4)	Securities segregated under federal and other regulations and Securities on deposit with clearing organizations consist of U.S. government obligations. The securities on deposit with clearing organizations are recorded within Receivable from brokers, dealers and clearing organizations on the Consolidated Statements of Financial Condition.
(5)	Deferred compensation investments and investment in the Deephaven Funds are included within Investments on the Consolidated Statements of Financial Condition.

	ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS
DECEMBER 31, 2011	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Financial instruments owned, at fair value:
Equities (1)	$1,416,090	$—	$—	$1,416,090
U.S. government obligations	44,316	—	—	44,316
Corporate debt (2)	73,074	—	—	73,074
Listed equity options	280,384	—	—	280,384
Loan inventory	—	189,541	—	189,541
Purchased call options	—	17,532	—	17,532
Foreign currency forward contracts	—	3,951	—	3,951
Securitized HECM loan inventory (3)	—	1,722,631	—	1,722,631

Total Financial instruments owned, at fair value	1,813,864	1,933,655	—	3,747,519
Deferred compensation investments (4)	—	20,414	—	20,414
Investment in Deephaven Funds (4)	—	1,319	—	1,319
Assets of business held for sale:
Mortgage-backed securities	16,399	—	—	16,399
Corporate debt	842	—	—	842
Loan inventory	—	17,031	—	17,031

Total fair value of financial instrument assets	$1,831,105	$1,972,419	$—	$3,803,524

Liabilities
Financial instruments sold, not yet purchased, at fair value:
Equities (1)	$1,369,750	$—	$—	$1,369,750
U.S. government obligations	10,644	—	—	10,644
Corporate debt (2)	51,208	—	—	51,208
Listed equity options	254,506	—	—	254,506
Embedded conversion derivative	—	17,532	—	17,532

Total Financial instruments sold, not yet purchased, at fair value	$1,686,108	17,532	—	1,703,640
Liability to GNMA trusts, at fair value (3)	—	1,710,627	—	1,710,627
Liabilities of business held for sale:
Corporate debt	1,221	—	—	1,221
Total return swap	—	17,031	—	17,031

Total fair value of financial instrument liabilities	$1,687,329	$1,745,190	$—	$3,432,519

(1)	Equities of $400.6 million have been netted by their respective long and short positions by CUSIP number.
(2)	Corporate debt of $0.4 million has been netted by respective long and short positions by CUSIP number.
(3)	Represents HECMs that have been securitized into HMBS where the securitization is not accounted for as a sale of the underlying HECMs. See Securitized HECM loan inventory below for full description.
(4)	Deferred compensation investments and investment in the Deephaven Funds are included within Investments on the Consolidated Statements of Financial Condition. Excluded from deferred compensation investments is $1.1 million of Level 2 assets which relate to discontinued operations and are included within Other assets on the Consolidated Statements of Financial Condition.

Fair Value of Derivative Instruments in Consolidated Statements of Financial Condition and Effect of Changes in Fair Value on Consolidated Statements of Operations

The following tables summarize the fair value of derivative instruments in the Consolidated Statements of Financial Condition and the gains and losses included in the Consolidated Statements of Operations (in thousands):

	STATEMENTS OF FINANCIAL CONDITION LOCATION	FAIR VALUE AS OF DECEMBER 31,
		2012	2011
Asset Derivatives

Derivative instruments not designated as hedging instruments:	Financial instruments owned, at fair value
Purchased call options		$237	$17,532
Listed equity options (1)		202,091	280,384
Foreign currency forward contracts		—	477

		$202,328	$298,393

Derivative instruments designated as hedging instruments:	Financial instruments owned, at fair value
Foreign currency forward contracts		$—	$3,474

Liability Derivatives

Derivative instruments not designated as hedging instruments:	Financial instruments sold, not yet purchased, at fair value
Embedded conversion derivative		$237	$17,532
Listed equity options (1)		155,942	254,506
Total return swap (2)		—	17,031
Foreign currency forward contracts		822	—

		$157,001	$289,069

Derivative instruments designated as hedging instruments:	Financial instruments sold, not yet purchased, at fair value
Foreign currency forward contracts		$4,446	$—

(1)	As of December 31, 2012, the Company held 0.9 million long and 1.0 million short listed equity option contracts. As of December 31, 2011, the Company held 1.3 million long and 1.5 million short listed equity option contracts. These contracts are not subject to collateral requirements and are not netted.
(2)	As of December 31, 2011, the total return swap liability was offset by an asset of equal value that was included in Financial Instruments owned, at fair value on the Company’s Consolidated Statements of Financial Condition. This total return swap was liquidated during the first quarter of 2012.

Fair Value of Derivative Instruments Gain Loss Recognized
FINANCIAL STATEMENTS LOCATION	GAIN (LOSS) RECOGNIZED FOR THE YEAR ENDED DECEMBER 31,
		2012	2011	2010
Derivative instruments not designated as hedging instruments:
Purchased call options	Investment income (loss) and other, net	$(17,295)	$(16,371)	$(48,134)
Listed equity options (1)	Net trading revenue	3,663	(2,647)	452
Embedded conversion derivative	Investment income (loss) and other, net	17,295	16,371	48,134
Total return swap (2)	Investment income (loss) and other, net	—	(5,531)	—
Foreign currency forward contracts	Investment income (loss) and other, net	(2,192)	1,169	—

		$1,471	$(7,009)	$452

Derivative instruments designated as hedging instruments:
Foreign currency forward contracts	Accumulated other comprehensive (loss)	$(6,454)	$(175)	$(1,078)

(1)	Realized gains and losses on listed equity options relate to the Company’s market making activities in such options. Such market making activities also comprise trading in the underlying equity securities with gains and losses on such securities generally offsetting the gains and losses reported in this table. Gains and losses on such equity securities are also included in Net trading revenue on the Company’s Consolidated Statements of Operations.
(2)	Loss on the total return swap is offset by an equal gain on the underlying position which is recorded in Investment income (loss) and other, net on the Company’s Consolidated Statements of Operations.

Collateralized Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Financial Instruments at Fair Value Received as Collateral that were Permitted to be Delivered or Repledged

The table below presents financial instruments at fair value received as collateral that were permitted to be delivered or repledged and that were delivered or repledged by the Company as well as the fair value of financial instruments which could be further repledged by the receiving counterparty (in thousands):

	DECEMBER 31, 2012	DECEMBER 31, 2011
Collateral permitted to be delivered or repledged	$989,279	$1,450,281
Collateral that was delivered or repledged	933,716	1,383,298
Collateral permitted to be further repledged by the receiving counterparty	65,878	275,912

Financial Instruments Owned and Pledged to Counterparties that Do Not Have Right to Sell or Repledge

The table below presents information about assets pledged by the Company (in thousands):

	DECEMBER 31, 2012	DECEMBER 31, 2011
Financial instruments owned, at fair value, pledged to counterparties that had the right to deliver or repledge (1)	$4,605,155	$2,121,783
Financial instruments owned, at fair value, pledged to counterparties that do not have the right to deliver or repledge (2)	696,495	550,926

(1)	Financial instruments owned, at fair value, pledged to counterparties that had the right to deliver or repledge includes $131.6 million and zero at December 31, 2012 and 2011, respectively, recorded within Assets of business held for sale.
(2)	Financial instruments owned, at fair value, pledged to counterparties that do not have the right to deliver or repledge includes $111.5 million and zero at December 31, 2012 and 2011, respectively, recorded within Assets of business held for sale.

Receivable from and Payable to Brokers, Dealers and Clearing Organizations (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Amounts Receivable from and Payable to Brokers, Dealers and Clearing Organizations

Amounts receivable from and payable to brokers, dealers and clearing organizations consist of the following (in thousands):

	DECEMBER 31,
	2012	2011
Receivable:
Clearing organizations and other	$738,625	$478,327
Securities failed to deliver	130,180	69,618

	$868,805	$547,945

Payable:
Clearing organizations and other	$324,175	$306,728
Securities failed to receive	54,549	15,626

	$378,724	$322,354

Fixed Assets and Leasehold Improvements (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Fixed Assets and Leasehold Improvements

Fixed assets and leasehold improvements comprise the following (in thousands):

	DEPRECIATION PERIOD	DECEMBER 31,
		2012	2011
Computer hardware and software	3 years	$143,991	$126,022
Leasehold improvements	*	105,897	101,018
Telephone systems	5 years	8,540	9,631
Furniture and fixtures	7 years	12,761	11,866

		271,189	248,536
Less – Accumulated depreciation and amortization		176,963	152,245

		$94,226	$96,290

*	- Shorter of life of lease or useful life of assets

Investments (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Investments
Investments consist of the following (in thousands):

	DECEMBER 31, 2012	DECEMBER 31, 2011
Strategic investments:
Investments accounted for under the equity method (including limited partnerships)	$53,878	$59,711
Common stock of companies representing less than 20% equity ownership held at adjusted cost	1,789	1,787

Total Strategic investments	55,667	61,498
Deferred compensation investments	21,339	20,414
Investment in Deephaven Funds	1,342	1,319

Total Investments	$78,348	$83,231

Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Goodwill

The following table summarizes the Company’s Goodwill by segment (in thousands):

	DECEMBER 31,
	2012	2011
Market Making	$24,727	$24,727
Global Execution Services	189,173	198,815

Total	$213,900	$223,542

Finite-Lived Intangible Assets, Net of Accumulated Amortization

The following tables summarize the Company’s Intangible assets, net of accumulated amortization by segment and type (in thousands):

	DECEMBER 31,
	2012	2011
Market Making
Trading rights	$11,381	$25,283
Other	41	—

Total	11,422	25,283

Global Execution Services
Customer and broker relationships	33,245	38,045
Trade names	7,004	7,557
Other	3,983	9,154

Total	44,232	54,756

Consolidated Total	$55,654	$80,039

In 2012, the Company recorded intangible assets of $3.5 million within the Global Execution Services segment as a result of the acquisition of certain assets and assumption of certain liabilities of the former futures division of Penson (see Footnote 25 “Acquisition” for further discussion).

		DECEMBER 31,
		2012	2011
		(In thousands)
Customer and broker relationships (1)	Gross carrying amount	$67,500	$66,900
	Accumulated amortization	(34,255)	(28,855)

	Net carrying amount	33,245	38,045

Trading rights (2)	Gross carrying amount	15,520	28,520
	Accumulated amortization	(4,139)	(3,237)

	Net carrying amount	11,381	25,283

Trade names (3)	Gross carrying amount	9,800	9,800
	Accumulated amortization	(2,796)	(2,243)

	Net carrying amount	7,004	7,557

Other (4)	Gross carrying amount	13,880	18,761
	Accumulated amortization	(9,856)	(9,607)

	Net carrying amount	4,024	9,154

Total	Gross carrying amount	106,700	123,981
	Accumulated amortization	(51,046)	(43,942)

	Net carrying amount	$55,654	$80,039

(1)	Customer and broker relationships primarily relate to the Donaldson, Direct Trading, Hotspot, EdgeTrade, Urban, Astor and Penson Futures acquisitions. Excluded from intangible assets at December 31, 2012 and 2011 is $9.2 million and $12.9 million, respectively, related to the Company’s institutional fixed income sales and trading business which is included within Assets of business held for sale on the Consolidated Statements of Financial Condition. The weighted average remaining life is approximately 13 years as of December 31, 2012 and 12 years as of December 31, 2011. Lives may be reduced depending upon actual retention rates.
(2)	Trading rights provide the Company with the rights to trade on certain exchanges. The weighted average remaining life is approximately 7 years as of December 31, 2012 and 14 years as of December 31, 2011.
(3)	Trade names relate to the acquisitions of Hotspot, EdgeTrade and Urban. The weighted average remaining life is approximately 13 years as of December 31, 2012 and 14 years as of December 31, 2011.
(4)	Other primarily includes technology and non-compete agreements acquired by the Company. The weighted average remaining life is approximately three years as of December 31, 2012 and two years as of December 31, 2011.

Summary of Amortization Expense from Continuing Operations Relating to Intangible Assets

The following table summarizes the Company’s amortization expense from continuing operations relating to Intangible assets (in thousands):

	FOR THE YEAR ENDED DECEMBER 31,
	2012	2011	2010
Amortization expense	$11,262	$12,147	$8,777

Summary of Estimated Amortization Expense from Continuing Operations for Future Years

As of December 31, 2012, the following table summarizes the Company’s estimated amortization expense from continuing operations for future years (in thousands):

AMORTIZATION EXPENSE
For the year ended December 31, 2013	$7,867
For the year ended December 31, 2014	6,049
For the year ended December 31, 2015	5,730
For the year ended December 31, 2016	4,718
For the year ended December 31, 2017	4,412

Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Long-Term Debt

The Company’s Long-term debt is recorded at amortized cost. The carrying value and fair value of such Long-term debt is as follows (in thousands):

	DECEMBER 31, 2012		DECEMBER 31, 2011
	CARRYING AMOUNT	FAIR VALUE	CARRYING AMOUNT	FAIR VALUE
Term Credit Agreement	$100,000	$100,000	$100,000	$100,000
Convertible Notes	338,753	332,003	324,338	287,505

Total	438,753	432,003	424,338	387,505
Less: Current portion recorded in Accrued expenses and other liabilities	50,000	50,000	—	—

Total Long-term debt	$388,753	$382,003	$424,338	$387,505

Recorded Expenses with Respect to Long-Term Debt
The Company recorded expenses with respect to the Long-term debt as follows (in thousands):

	FOR THE YEAR ENDED DECEMBER 31,
	2012	2011	2010
Interest expense	$30,340	$27,801	$19,646
Amortization of debt issuance cost (1)	3,041	2,413	1,347
Commitment fee (1)	526	255	—

Total	$33,907	$30,469	$20,993

(1)	Included in Other expense.

Related Parties (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Balances and Transactions with Related Parties or Their Affiliates
As of the date and period indicated below, the Company had the following balances and transactions with the related parties or their affiliates as follows (in thousands):

STATEMENT OF OPERATIONS	FOR THE PERIOD AUGUST 6, 2012 TO DECEMBER 31, 2012
Revenues
Commissions and fees	$286
Net trading revenue	406
Interest, net	117

Total revenues from related parties	$809

Expenses
Execution and clearance fees	$20
Interest expense	343
Other expense	7

Total expenses incurred with respect to related parties	$370

STATEMENT OF FINANCIAL CONDITION	DECEMBER 31, 2012
Assets
Securities borrowed	$42,196
Receivable from brokers, dealers and clearing organizations	728
Other assets	1,608

Liabilities
Securities loaned	$3,754
Payable to brokers, dealers and clearing organizations	57
Accrued expenses and other liabilities	359

Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Compensation Expense Relating to Restricted Awards
Compensation expense from continuing operations relating to restricted awards, primarily recorded in Employee compensation and benefits, and the corresponding income tax benefit, which was recorded in income tax benefit on the Consolidated Statements of Operations are presented in the following table (in thousands):

	FOR THE YEAR ENDED DECEMBER 31,
	2012	2011	2010
Stock award compensation expense	$41,636	$41,341	$44,583

Income tax benefit	$14,710	$16,206	$17,833

Summary of Restricted Awards Activity

The following tables summarize restricted awards activity including awards related to employees working in businesses that are included within discontinued operations in 2012, 2011 and 2010 (awards in thousands):

	2012
	RESTRICTED SHARES		RESTRICTED STOCK UNITS
	NUMBER OF SHARES	WEIGHTED- AVERAGE GRANT DATE FAIR VALUE	NUMBER OF UNITS	WEIGHTED- AVERAGE GRANT DATE FAIR VALUE
Outstanding at January 1,	307	$16.20	7,716	$14.33
Granted	21	13.09	5,506	10.33
Vested	(235)	16.33	(3,501)	14.87
Forfeited	(11)	15.74	(1,549)	14.92

Outstanding at December 31,	82	$15.08	8,172	$11.44

	2011
	RESTRICTED SHARES		RESTRICTED STOCK UNITS
	NUMBER OF SHARES	WEIGHTED- AVERAGE GRANT DATE FAIR VALUE	NUMBER OF UNITS	WEIGHTED- AVERAGE GRANT DATE FAIR VALUE
Outstanding at January 1,	1,155	$16.60	6,329	$15.08
Granted	—	—	5,984	13.63
Vested	(830)	16.77	(2,083)	16.21
Forfeited	(17)	15.69	(2,514)	14.92

Outstanding at December 31,	307	$16.20	7,716	$14.33

	2010
	RESTRICTED SHARES		RESTRICTED STOCK UNITS
	NUMBER OF SHARES	WEIGHTED- AVERAGE GRANT DATE FAIR VALUE	NUMBER OF UNITS	WEIGHTED- AVERAGE GRANT DATE FAIR VALUE
Outstanding at January 1,	2,186	$16.92	3,591	$15.60
Granted	397	15.66	3,835	15.28
Vested	(1,208)	17.03	(870)	17.83
Forfeited	(221)	15.76	(227)	16.19

Outstanding at December 31,	1,154	$16.60	6,329	$15.08

Weighted-Average Assumptions	The weighted-average assumptions used for stock options granted were as follows:

2010
Dividend yield	0.0%
Expected volatility	40.0%
Risk-free interest rate	1.1%
Expected life (in years)	3.5

Compensation Expense Relating to Stock Options

Compensation expense from continuing operations relating to stock options, all of which was recorded in Employee compensation and benefits, as well as the corresponding income tax benefit, which is recorded in income tax benefit on the Consolidated Statements of Operations are as follows (in thousands):

	FOR THE YEAR ENDED DECEMBER 31,
	2012	2011	2010
Stock option compensation expense	$806	$913	$2,351

Income tax benefit	$285	$358	$940

Summary of Stock Option Activity

The following tables summarize stock option activity and stock options exercisable including options related to employees working in businesses that are included within discontinued operations in 2012, 2011 and 2010 (options in thousands):

	NUMBER OF STOCK OPTIONS	WEIGHTED- AVERAGE EXERCISE PRICE	AGGREGATE INTRINSIC VALUE (IN THOUSANDS)	WEIGHTED- AVERAGE REMAINING LIFE (YEARS)
2012
Outstanding at January 1,	2,829	$13.48
Granted at market value	—	—
Exercised	(130)	8.77
Forfeited or expired	(163)	14.32

Outstanding at December 31,	2,536	$13.66	$—	3.73

Exercisable at December 31,	2,500	$13.63	$—	3.68

Available for future grants at December 31, *	61,211

2011
Outstanding at January 1,	3,740	$14.06
Granted at market value	—	—
Exercised	(91)	11.02
Forfeited or expired	(820)	16.39

Outstanding at December 31,	2,829	$13.48	$2,605	4.76

Exercisable at December 31,	2,284	$12.90	$2,605	3.96

Available for future grants at December 31, *	9,476

2010
Outstanding at January 1,	3,554	$13.29
Granted at market value	1,185	15.89
Exercised	(591)	9.81
Forfeited or expired	(409)	18.85

Outstanding at December 31,	3,739	$14.06	$5,292	5.97

Exercisable at December 31,	2,573	$13.17	$5,292	4.63

Available for future grants at December 31, *	10,910

*	Represents both options and awards available for grant

Schedule of Stock Option Plans, by Exercise Price Range

	OPTIONS OUTSTANDING			OPTIONS EXERCISABLE
RANGE OF EXERCISE PRICES	OUTSTANDING AT 12/31/12	WEIGHTED- AVERAGE REMAINING CONTRACTUAL LIFE	WEIGHTED- AVERAGE EXERCISE PRICE	NUMBER EXERCISABLE AT 12/31/12	WEIGHTED- AVERAGE EXERCISE PRICE
$6.06 – $9.81	397	2.29	$8.42	397	$8.42
$10.24 – $10.24	448	1.84	10.24	448	10.24
$10.30 – $15.75	380	1.74	13.27	380	13.27
$15.84 – $15.84	665	6.48	15.84	630	15.84
$16.09 – $17.66	410	4.38	16.80	410	16.80
$17.95 – $19.36	236	4.08	18.03	236	18.03

	2,536	3.73	$13.66	2,501	$13.63

Employee benefit plan (Tables)	12 Months Ended
Dec. 31, 2012
Total Yearly Expenses of Employee Benefit Plan
The total expense, from continuing operations, recognized with respect to the Plan and included in Employee compensation and benefits on the Consolidated Statements of Operations, was as follows (in thousands):

For the year ended December 31, 2012	$6,074
For the year ended December 31, 2011	5,648
For the year ended December 31, 2010	4,943

Income taxes (Tables)	12 Months Ended
Dec. 31, 2012
(Benefit) Provision for Income Taxes from Continuing Operations

The (benefit) provision for income taxes from continuing operations consists of (in thousands):

	2012	2011	2010
Current:
U.S. federal	$(79,834)	$72,739	$49,404
U.S. state and local	$6,896	$6,383	$10,427
Non U.S.	$(1,826)	$819	$219

	$(74,764)	$79,941	$60,050

Deferred:
U.S. federal	$(66,667)	$(915)	$13,578
U.S. state and local	$(5,698)	$4,144	$(1,834)
Non U.S.	$836	$(760)	$(3,344)

	$(71,529)	$2,469	$8,400

Provision for income taxes	$(146,293)	$82,410	$68,450

Income Tax (Benefit) Expense from Continuing Operations

The following table reconciles income tax (benefit) expense from continuing operations at the U.S. federal statutory rate to the Company’s Income tax (benefit) expense (in thousands):

	2012	2011	2010
U.S. federal income tax expense at statutory rate	$(144,511)	$75,189	$61,850
U.S. state and local income tax expense, net of U.S. federal income tax effect	$779	$6,843	$5,585
Nondeductible charges	$1,893	$828	$783
Dividend received deduction	$(1,403)	$—	$—
Reversal of reserves	$(957)	$—	$—
Other, net	$(2,094)	$(450)	$232

Income tax expense	$(146,293)	$82,410	$68,450

Components of Deferred Tax Assets and Liabilities
Significant components of the Company’s deferred tax assets and liabilities are as follows (in thousands):

	2012	2011
Deferred tax assets:
Employee compensation and benefit plans, net	$31,207	$33,344
Fixed assets and other amortizable assets, net	38,489	—
Lease loss and other reserves	4,926	4,626
Tax credit and loss carryforwards	71,450	33,702
Less: Valuation allowance on tax credit and loss carryforwards	(31,274)	(8,867)

Total deferred tax assets	$114,798	$62,805

Deferred tax liabilities
Fixed assets and other amortizable assets, net	$—	$14,936
Valuation of investments, net	265	3,838
Tax credit and loss carryforwards	17,044	17,845

Total deferred tax liabilities	$17,309	$36,619

Net deferred tax assets	$97,489	$26,186

Schedule of Reconciliation of Unrecognized Tax Benefits

The following table reconciles the beginning and ending amount of unrecognized tax benefits (in thousands):

	2012	2011	2010
Balance at beginning of period	$2,813	$1,396	$1,590
Increases based on tax positions related to prior periods	536	1,621	1,815
Decreases based on tax positions related to prior periods	(1,831)	—	—
Decreases related to settlements with taxing authorities	—	(204)	(2,009)

Balance at the end of the period	$1,518	$2,813	$1,396

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Reconciliation of Numerators and Denominators of Basic and Diluted (Loss) Earnings Per Computations

The following is a reconciliation of the numerators and denominators of the basic and diluted (loss) earnings per share computations for the years ended December 31, 2012, 2011 and 2010 (in thousands):

	FOR THE YEAR ENDED DECEMBER 31,
	2012		2011		2010
	NUMERATOR /	DENOMINATOR /	NUMERATOR /	DENOMINATOR /	NUMERATOR /	DENOMINATOR /
	NET (LOSS)	SHARES	NET INCOME	SHARES	NET INCOME	SHARES
Net (loss) income from continuing operations	$(266,596)		$132,416		$108,263
Dividend on convertible preferred shares	(2,268)		—		—
Deemed dividend related to beneficial conversion feature of convertible preferred shares	(373,364)		—		—

Net (loss) income attributable to common stockholders and shares used in basic calculations	$(642,228)	119,376	$132,416	91,490	$108,263	90,167
Effect of dilutive stock based awards		—		3,523		4,280

(Loss) Income and shares used in diluted calculations	$(642,228)	119,376	$132,416	95,013	$108,263	94,447

Basic (loss) earnings per share		$(5.38)		$1.45		$1.20

Diluted (loss) earnings per share		$(5.38)		$1.39		$1.15

Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Revenues and Results of Operations of Discontinued Operations

The revenues and results of operations of the Discontinued Operations are summarized as follows (in thousands):

	FOR THE YEAR ENDED DECEMBER 31,
	2012	2011	2010
Revenues	$145,840	$156,446	$183,655

Expenses:
Compensation	117,921	142,381	166,004
Other Expenses	37,418	36,135	31,384
Restructuring	—	4,449	12,918
Writedown of Assets & Lease loss Accrual	114,301	1,333	325

Total Expenses	269,640	184,298	210,631

Pre-tax loss from discontinued operations	(123,800)	(27,852)	(26,976)
Income tax (expense) benefit	43,330	10,673	10,351

Loss from discontinued operations, net of tax	$(80,470)	$(17,179)	$(16,625)

Schedule of Discontinued Operations Assets and Liabilities Recorded in Assets of Business Held for Sale

Assets and liabilities related to discontinued operations which are recorded in Assets of business held for sale, respectively, on the Consolidated Statements of Financial Condition are presented in the following table (in thousands):

	DECEMBER 31,
	2012	2011
Assets:
Financial instruments owned, at fair value, including securities pledged	$138,689	$34,272
Receivable from brokers, dealers and clearing organizations	281,178	75,952
Other assets	29,642	203,566

Total assets	$449,509	$313,790

Liabilities:
Financial instruments sold, not yet purchased, at fair value	199,167	18,252
Financial instruments sold under agreements to repurchase	111,487	60,320
Accrued compensation expense	12,140	22,872
Accrued expenses and other liabilities	34,867	9,587

Total liabilities	$357,661	$111,031

Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Lease and Contract Obligations

The Company leases certain computer and other equipment under noncancelable operating leases and has entered into guaranteed employment contracts with certain employees. As of December 31, 2012, future minimum rental commitments under all noncancelable office, computer and equipment leases (“Gross Lease Obligations”), Sublease Income and guaranteed employment contracts longer than one year (“Other Obligations”) were as follows (in thousands):

Lease & Contract Obligations

	GROSS LEASE OBLIGATIONS	SUBLEASE INCOME	NET LEASE OBLIGATIONS	OTHER OBLIGATIONS
Year ending December 31, 2013	$22,565	$2,037	$20,528	$12,526
Year ending December 31, 2014	21,563	1,485	20,078	—
Year ending December 31, 2015	20,759	1,300	19,459	—
Year ending December 31, 2016	20,352	1,333	19,019	—
Year ending December 31, 2017	20,178	1,412	18,766	—
Thereafter through August 31, 2023	79,040	194	78,846	—

	$184,457	$7,761	$176,696	$12,526

Fair Value of Asset or Liability on Futures Contracts Activity from Continuing Operations

The following tables summarize the Company’s futures contract activity from continuing operations (in thousands):

	STATEMENTS OF FINANCIAL	FAIR VALUE OF ASSET OR (LIABILITY)
FUTURES CONTRACTS	CONDITION LOCATION	AS OF DECEMBER 31,
		2012	2011
Notional Value	Not Applicable	$(172,302)	$(18,196)

Fair Value	(Payable to) Receivable from brokers, dealers and clearing organizations	$(1,921)	$777

		GAIN (LOSS) RECOGNIZED
	STATEMENTS OF OPERATIONS LOCATION	FOR THE YEAR ENDED DECEMBER 31,
FUTURES CONTRACTS		2012	2011	2010
Unrealized gain (loss)	Net trading revenue	$23,138	$44,258	$(63,110)

Net capital requirements (Tables)	12 Months Ended
Dec. 31, 2012
Net Capital Levels and Requirements for U.S. Registered Broker-Dealer Subsidiary

The following table sets forth the net capital levels and requirements for the Company’s U.S. registered broker-dealer subsidiary at December 31, 2012 as filed in its respective regulatory filings (in thousands):

ENTITY	NET CAPITAL	NET CAPITAL REQUIREMENT	EXCESS NET CAPITAL
Knight Capital Americas LLC	$312,005	$20,794	$291,211

Financial Resource Requirements on Significant Foreign Regulated Broker-Dealer

The following table sets forth the financial resource requirement for the following significant foreign regulated broker-dealer at December 31, 2012 (in thousands):

ENTITY	FINANCIAL RESOURCES	RESOURCE REQUIREMENT	EXCESS FINANCIAL RESOURCES
Knight Capital Europe Limited	$124,329	$37,567	$86,762

Acquisition (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed
The following table summarizes the estimated fair values of the assets acquired and liabilities assumed (in thousands):

Cash	$5,000
Fair value of earn-out	3,700

Recorded purchase price	$8,700

Cash	$1,732
Segregated cash and securities	120,641
Receivable from brokers, dealers and clearing organizations	360,493
Goodwill	2,417
Intangible assets	3,500
Other assets	4,695
Payable to customers	(472,162)
Accrued expenses and other liabilities	(12,616)

Purchase of business	$8,700

Business segments (Tables)	12 Months Ended
Dec. 31, 2012
Income (Loss) from Continuing Operations Before Income Taxes ("Pre-Tax Earnings") and Total Assets by Segment

The Company’s revenues, income (loss) from continuing operations before income taxes (“Pre-tax earnings”) and total assets by segment are summarized in the following table (in thousands):

	MARKET MAKING	GLOBAL EXECUTION SERVICES	CORPORATE AND OTHER	CONSOLIDATED TOTAL
For the year ended December 31, 2012:
Revenues	$60,940	$495,331	$33,980	$590,251
Pre-tax earnings	(368,477)	29,480	(73,893)	(412,890)

Total assets	1,708,617	5,786,687	1,833,633	9,328,938

For the year ended December 31, 2011:
Revenues	$704,471	$524,617	$19,079	$1,248,167
Pre-tax earnings	256,080	32,874	(74,128)	214,826

Total assets	2,103,887	3,063,579	1,671,695	6,839,161

For the year ended December 31, 2010:
Revenues	$549,128	$413,525	$2,728	$965,381
Pre-tax earnings	209,868	44,284	(77,439)	176,713

Total assets	1,801,002	1,692,084	767,483	4,260,570

Revenues by Geographic Area

The following table presents Revenues by geographic area (in thousands):

	U.S.	INTERNATIONAL	CONSOLIDATED TOTAL
For the year ended December 31, 2012:
Revenues	$529,143	$61,108	$590,251

For the year ended December 31, 2011:
Revenues	$1,165,867	$82,300	$1,248,167

For the year ended December 31, 2010:
Revenues	$896,051	$69,330	$965,381

Condensed Financial Statements of Knight Capital Group, Inc. (parent only) (Tables)	12 Months Ended
Dec. 31, 2012
Statements of Financial Condition (Parent Only)

Statements of Financial Condition

Knight Capital Group, Inc. (parent only)

	DECEMBER 31,
	2012	2011
	(in thousands)
Assets
Cash and cash equivalents	$320,979	$233,915
Financial instruments owned, at fair value	237	24,802
Receivable from subsidiaries	56,360	119,172
Investments in subsidiaries, equity method	1,334,092	1,454,694
Fixed assets and leasehold improvements, at cost, less accumulated depreciation and amortization	150	216
Investments	52,075	52,102
Intangible assets, less accumulated amortization	11,422	12,933
Income taxes receivable	152,637	1,636
Other assets	58,756	64,962

Total assets	$1,986,708	$1,964,432

Liabilities, convertible preferred stock & equity
Liabilities
Financial instruments sold, not yet purchased, at fair value	$5,505	$17,532
Accrued compensation expense	33,152	37,451
Payable to subsidiaries	—	—
Accrued expenses and other liabilities	76,758	23,086
Long term debt	388,753	424,338

Total liabilities	504,168	502,407
Convertible preferred stock	229,857	—
Total equity	1,252,683	1,462,025

Total liabilities, convertible preferred stock & equity	$1,986,708	$1,964,432

Statements of Operations (Parent Only)

Statements of Operations

Knight Capital Group, Inc. (parent only)

	FOR THE YEAR ENDED DECEMBER 31,
	2012	2011	2010
	(in thousands)
Revenues
Investment (loss) income and other, net	$(8,640)	$2,259	$(9,163)

Total revenues	(8,640)	2,259	(9,163)

Expenses
Employee compensation and benefits	26,556	30,105	27,799
Interest expense	30,374	27,908	20,476
Professional fees	17,505	6,605	7,536
Business development	1,791	2,107	2,802
Other	9,616	8,917	8,029

Total expenses	85,842	75,641	66,642

Loss before income taxes and equity in earnings of subsidiaries	(94,482)	(73,382)	(75,805)
Income tax benefit	(34,826)	(28,808)	(30,342)

Loss before equity in earnings of subsidiaries	(59,656)	(44,574)	(45,463)
Equity in earnings of subsidiaries	(287,411)	159,811	137,101

Net (loss) income	$(347,067)	$115,237	$91,638

Statements of Cash Flows (Parent Only)

Statements of Cash Flows

Knight Capital Group, Inc. (parent only)

	FOR THE YEAR ENDED DECEMBER 31,
	2012	2011	2010
	(In thousands)
Cash flows from operating activities
Net (loss) income	$(347,067)	$115,237	$91,638
Adjustments to reconcile income from continuing operations, net of tax to net cash used in operating activities
Equity in earnings of subsidiaries	287,411	(159,811)	(137,101)
Stock-based compensation	4,386	6,126	12,099
Debt discount accretion and other debt related expenses	17,457	15,189	11,453
Depreciation and amortization	1,614	1,652	2,170
Unrealized loss on investments	14,179	3,433	12,348
Writedown of assets and lease loss accrual	418	945	—
Decrease (increase) in operating assets
Financial instruments owned, at fair value	7,270	626	(4,397)
Receivable from brokers and dealers	(5,900)	—	—
Receivable from subsidiaries	62,813	(119,172)	—
Income taxes receivable	(151,001)	(26,911)	30,900
Other assets	9,063	56,508	(50,327)
(Decrease) increase in operating liabilities
Financial instruments sold, not yet purchased, at fair value	5,269	—	—
Payable to subsidiaries	—	(10,150)	(18,867)
Accrued compensation expense	(4,299)	8,623	(34,147)
Accrued expenses and other liabilities	2,089	5,263	11,507

Net cash used in operating activities	(96,298)	(102,442)	(72,724)

Cash flows from investing activities
Distributions from investments	13,639	4,477	37,558
Purchases of investments	(27,790)	(24,641)	(7,997)
Purchases of fixed assets and leasehold improvements	(53)	(7)	(1,035)
Dividends received from subsidiaries	113,091	202,294	118,085
Capital contributions to subsidiaries	(231,783)	(22,334)	(196,337)

Net cash (used in) provided by investing activities	(132,896)	159,789	(49,726)

Cash flows from financing activities
Proceeds of convertible preferred stock offering, net of issuance costs of $40,519	359,480	—	—
Proceeds from term credit agreement	—	97,838	—
Proceeds from issuance of cash convertible notes	—	—	363,808
Repayment of credit facility	—	—	(140,000)
Purchase of call options	—	—	(73,750)
Proceeds from issuance of warrants	—	—	15,000
Stock options exercised	1,140	1,000	5,784
Income tax (provision) benefit related to stock-based compensation	(6,154)	(6,449)	(2,760)
Cost of common stock repurchased	(35,832)	(58,553)	(60,090)
Payment of dividend related to convertible preferred shares	(1,051)	—	—

Net cash provided by financing activities	317,583	33,836	107,992

Effect of exchange rate changes on cash and cash equivalents	(1,325)	(508)	(265)

Increase (decrease) in cash and cash equivalents	87,064	91,183	(14,458)
Cash and cash equivalents at beginning of period	233,915	143,240	157,963

Cash and cash equivalents at end of period	$320,979	$233,915	$143,240

Supplemental disclosure of cash flow information:
Cash paid for interest	$15,479	$14,552	$16,648

Cash paid for income taxes	$44,975	$62,116	$59,384

Organization and Description of Business - Additional Information (Detail)	12 Months Ended	3 Months Ended
	Dec. 31, 2012 Segment	Mar. 31, 2013 Subsequent Event [Member] Segment
Organization And Description Of Business [Line Items]
Number of operating segments	4	3

Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Aug. 06, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Foreign Currency Transactions [Member]	Dec. 31, 2011 Foreign Currency Transactions [Member]	Dec. 31, 2010 Foreign Currency Transactions [Member]	Dec. 31, 2012 Software [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Property, Plant and Equipment [Line Items]
Amount divided by conversion rate in calculation of conversion price	$ 400
Maximum maturity of short-term investments		90 days
Equity ownership		20.00%	20.00%					20.00%	50.00%
Partnership interest								3.00%	5.00%
Investment gain (loss) and other, net				$ 1.6	$ 0.2	$ 0.3
Fixed assets, useful life								3 years	7 years
Amortization period, in years		11 years	12 years				3 years	1 year	17 years

Significant Accounting Policies - Schedule of Interest Income and Interest Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest income (expense)	$ 18,591	$ (3,810)	$ 1,761
Interest Income [Member]
Interest income (expense)	138,489	39,854	14,171
Interest Expense [Member]
Interest income (expense)	$ (119,898)	$ (43,663)	$ (12,410)

Significant Accounting Policies - Net Trading Revenue Including Dividend Income and Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Dividend Income	$ 24,643	$ 21,768	$ 23,987
Dividend Expense	$ (20,946)	$ (23,210)	$ (17,640)

Significant Accounting Policies - Company's Nonconsolidated VIEs (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Securitized HECM Loan Inventory [Member]
Carrying value of the VIEs
Assets
Liabilities	912	2,299
Maximum exposure to loss in nonconsolidated VIEs
Commitments	29,017	12,874
Purchased interests
MBS Held within Assets of Business Held for Sale [Member]
Carrying value of the VIEs
Assets	108,999	16,399
Liabilities
Maximum exposure to loss in nonconsolidated VIEs
Commitments
Purchased interests	$ 108,999	$ 16,399

August 1, 2012 Technology Issue - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Technology Related Issues Line Items
Trading losses	$ 457.6
Legal and professional fees included in professional fees	$ 7

Series A Convertible Preferred Stock - Additional Information (Detail) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Dec. 31, 2012	Aug. 06, 2012
Class of Stock [Line Items]
Minimum trading days required to convert Series A to Class A			60 days
Fees & costs related to issuance of Series A Shares			$ 40,519,000
Increase in Additional paid-in capital of Class A			128,600,000
Description of Conversion Price			Price of $3.00, or 200% of the $1.50 per share Conversion Price.
Total dividend			2,268,000
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Amount divided by conversion rate in calculation of conversion price				400,000,000
Convertible Preferred Stock				400,000
Convertible Preferred Share, par value				$ 0.01
Rate per annum			2.00%
Liquidation value per preference shares			$ 1,000
Minimum share value to redeem Series A			1,000
Fees & costs related to issuance of Series A Shares			40,500,000
Initial balance of equity		359,500,000	359,500,000
Pro-rata based reduction of equity balance			400,000
No. of shares of Series A converted to Class A		156,537	156,537
Percentage of Series A shares converted to Class A		39.00%	39.00%
Series A shares outstanding, total			243,463
Reduction in temporary equity			129,600,000
Equity balance			229,900,000
Issue price of Series A Share			$ 1,000
Non-cash deemed dividend			373,400,000
Total dividend	1,100,000		1,200,000
Series A-1 Cumulative Perpetual Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Amount divided by conversion rate in calculation of conversion price			1,000
Convertible Preferred Stock				79,600
Series A-2 Non-Voting Cumulative Perpetual Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Convertible Preferred Stock				320,400
Class A Common Stock [Member]
Class of Stock [Line Items]
Class A common stock				266,700,000
Convertible Preferred Stock constituting percentage of Class A common stock				73.00%
Conversion Rate (Series A1 to Class A), shares			666.667
Initial Conversion price			$ 1.5
Minimum percentage of Conversion Price required to convert Series A to Class A			200.00%
Minimum trading days required to convert Series A to Class A			60 days
No. of shares of Series A converted to Class A			159,896,077
Increase in Class A common stock			$ 1,000,000
Issuance price of Class A				$ 2.81
Convertible Common Stock [Member]
Class of Stock [Line Items]
No. of shares of Series A converted to Class A			239,844

Merger Agreement with GETCO Holding Company, LLC - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Merger Transaction [Line Items]
Right of Knight shareholders to elect to receive per share value in cash under the agreement	$ 3.75
Right of Knight shareholders to elect to receive share of common stock under the agreement	1
Strategic business combination agreement initiation date	Dec 19, 2012
Maximum cash entitled by shareholders to receive under the agreement	$ 720,000,000
Maximum percentage of shares eligible for pro-ration of cash consideration	66.70%
Jefferies [Member]
Merger Transaction [Line Items]
Maximum cash entitled by shareholders to receive under the agreement	$ 720,000,000
Percentage of cash election	50.00%
GETCO [Member]
Merger Transaction [Line Items]
Number of shares to be received by GETCO members	233,000,000
Number of warrants to acquire shares of common stock	75,000,000
Warrants one [Member]
Merger Transaction [Line Items]
Warrants receivable from holding company	25,000,000
Exercise price of warrant	$ 4
Term of warrant	4 years
Warrants two [Member]
Merger Transaction [Line Items]
Warrants receivable from holding company	25,000,000
Exercise price of warrant	$ 4.5
Term of warrant	5 years
Warrants three [Member]
Merger Transaction [Line Items]
Warrants receivable from holding company	25,000,000
Exercise price of warrant	$ 5
Term of warrant	6 years

Segregated Cash and Securities - Cash and Securities Segregated Under U.S. Federal and Other Regulation (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Segregated cash	$ 163,992	$ 11,010
Segregated securities	3,000
Total Segregated cash and securities	$ 166,992	$ 11,010

Fair Value of Financial Instruments - Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned, at fair value	$ 6,024,018	$ 3,747,519
Securities segregated under federal and other regulations	3,000
Securities on deposit with clearing organizations	182,280
Total fair value of financial instrument assets	6,370,668	3,803,524
Financial instruments sold, not yet purchased, at fair value	1,445,437	1,703,640
Total fair value of financial instrument liabilities	5,647,308	3,432,519
Liabilities of business held for sale	357,661	111,031
Equities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned, at fair value	1,463,916	1,416,090
Financial instruments sold, not yet purchased, at fair value	1,164,999	1,369,750
U.S. government and Non-U.S. government obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned, at fair value	34,339
Corporate debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned, at fair value	76,818	73,074
Assets of business held for sale	29,690	842
Financial instruments sold, not yet purchased, at fair value	47,263	51,208
Liabilities of business held for sale	22,858	1,221
Mortgage-backed securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets of business held for sale	108,999	16,399
Listed equity options [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned, at fair value	202,091	280,384
Financial instruments sold, not yet purchased, at fair value	155,942	254,506
Loan inventory [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned, at fair value	191,712	189,541
Assets of business held for sale		17,031
Purchased call options [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned, at fair value	237	17,532
Securitized HECM loan inventory [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned, at fair value	4,054,905	1,722,631
Deferred compensation investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deferred compensation investments	21,339	20,414
Investment in Deephaven Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fair value of financial instrument assets	1,342	1,319
U.S. government obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned, at fair value		44,316
Financial instruments sold, not yet purchased, at fair value	71,728	10,644
Liabilities of business held for sale	176,309
Embedded conversion derivative [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments sold, not yet purchased, at fair value	237	17,532
Foreign currency forward contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned, at fair value		3,951
Financial instruments sold, not yet purchased, at fair value	5,268
Liability to GNMA trusts, at fair value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fair value of financial instrument liabilities	4,002,704	1,710,627
Total return swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities of business held for sale		17,031
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned, at fair value	1,777,164	1,813,864
Securities segregated under federal and other regulations	3,000
Securities on deposit with clearing organizations	182,280
Total fair value of financial instrument assets	1,992,134	1,831,105
Financial instruments sold, not yet purchased, at fair value	1,439,932	1,686,108
Total fair value of financial instrument liabilities	1,639,099	1,687,329
Level 1 [Member] | Equities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned, at fair value	1,463,916	1,416,090
Financial instruments sold, not yet purchased, at fair value	1,164,999	1,369,750
Level 1 [Member] | U.S. government and Non-U.S. government obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned, at fair value	34,339
Level 1 [Member] | Corporate debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned, at fair value	76,818	73,074
Assets of business held for sale	29,690	842
Financial instruments sold, not yet purchased, at fair value	47,263	51,208
Liabilities of business held for sale	22,858	1,221
Level 1 [Member] | Mortgage-backed securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets of business held for sale		16,399
Level 1 [Member] | Listed equity options [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned, at fair value	202,091	280,384
Financial instruments sold, not yet purchased, at fair value	155,942	254,506
Level 1 [Member] | U.S. government obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned, at fair value		44,316
Financial instruments sold, not yet purchased, at fair value	71,728	10,644
Liabilities of business held for sale	176,309
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned, at fair value	4,246,854	1,933,655
Deferred compensation investments		1,100
Total fair value of financial instrument assets	4,378,534	1,972,419
Financial instruments sold, not yet purchased, at fair value	5,505	17,532
Total fair value of financial instrument liabilities	4,008,209	1,745,190
Level 2 [Member] | Mortgage-backed securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets of business held for sale	108,999
Level 2 [Member] | Loan inventory [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned, at fair value	191,712	189,541
Assets of business held for sale		17,031
Level 2 [Member] | Purchased call options [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned, at fair value	237	17,532
Level 2 [Member] | Securitized HECM loan inventory [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned, at fair value	4,054,905	1,722,631
Level 2 [Member] | Deferred compensation investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deferred compensation investments	21,339	20,414
Level 2 [Member] | Investment in Deephaven Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fair value of financial instrument assets	1,342	1,319
Level 2 [Member] | Embedded conversion derivative [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments sold, not yet purchased, at fair value	237	17,532
Level 2 [Member] | Foreign currency forward contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments owned, at fair value		3,951
Financial instruments sold, not yet purchased, at fair value	5,268
Level 2 [Member] | Liability to GNMA trusts, at fair value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fair value of financial instrument liabilities	4,002,704	1,710,627
Level 2 [Member] | Total return swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities of business held for sale		$ 17,031

Fair Value of Financial Instruments - Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Parenthetical) (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	$ 676,800,000	$ 400,600,000
Long and short listed equity option contracts	100,000	400,000
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deferred compensation investments		$ 1,100,000

Fair Value of Financial Instruments - Additional Information (Detail) In Millions, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2012 GBP (£)	Dec. 31, 2011 EUR (€)	Dec. 31, 2011 GBP (£)
Transfers of financial instruments between levels	$ 0
Notional value of foreign currency forward		€ 10.3	£ 75	€ 6	£ 75

Fair Value of Financial Instruments - Fair Value of Derivative Instruments in Consolidated Statements of Financial Condition and Effect of Changes in Fair Value on Consolidated Statements of Operations (Detail) (USD $)
In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial instruments owned, at fair value	$ 6,024,018	$ 3,747,519
Financial instruments sold, not yet purchased, at fair value	1,445,437	1,703,640
Derivative instruments not designated as hedging instruments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial instruments owned, at fair value	202,328	298,393
Financial instruments sold, not yet purchased, at fair value	157,001	289,069
Derivative instruments not designated as hedging instruments [Member] | Purchased call options [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial instruments owned, at fair value	237	17,532
Derivative instruments not designated as hedging instruments [Member] | Listed equity options [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial instruments owned, at fair value	202,091	280,384
Financial instruments sold, not yet purchased, at fair value	155,942	254,506
Derivative instruments not designated as hedging instruments [Member] | Foreign currency forward contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial instruments owned, at fair value		477
Financial instruments sold, not yet purchased, at fair value	822
Derivative instruments not designated as hedging instruments [Member] | Embedded conversion derivative [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial instruments sold, not yet purchased, at fair value	237	17,532
Derivative instruments not designated as hedging instruments [Member] | Total return swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial instruments sold, not yet purchased, at fair value		17,031
Derivative instruments designated as hedging instruments [Member] | Foreign currency forward contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial instruments owned, at fair value		3,474
Financial instruments sold, not yet purchased, at fair value	$ 4,446

Fair Value of Financial Instruments - Fair Value of Derivative Instruments in Consolidated Statements of Financial Condition and Effect of Changes in Fair Value on Consolidated Statements of Operations (Parenthetical) (Detail) (Derivative instruments not designated as hedging instruments [Member], USD $)
In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative instruments not designated as hedging instruments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long listed equity option contracts	$ 0.9	$ 1.3
Short listed equity option contracts	$ 1	$ 1.5

Fair Value of Financial Instruments - Fair Value of Derivative Instruments Gain Loss Recognized (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net trading revenue	$ 38,841	$ 625,252	$ 486,130
Derivative instruments not designated as hedging instruments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative instruments not designated as hedging instruments, Gain (Loss)	1,471	(7,009)	452
Derivative instruments not designated as hedging instruments [Member] | Purchased call options [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment income (loss) and other, net	(17,295)	(16,371)	(48,134)
Derivative instruments not designated as hedging instruments [Member] | Listed equity options [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net trading revenue	3,663	(2,647)	452
Derivative instruments not designated as hedging instruments [Member] | Embedded conversion derivative [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment income (loss) and other, net	17,295	16,371	48,134
Derivative instruments not designated as hedging instruments [Member] | Total return swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment income (loss) and other, net		(5,531)
Derivative instruments not designated as hedging instruments [Member] | Foreign currency forward contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment income (loss) and other, net	(2,192)	1,169
Derivative instruments designated as hedging instruments [Member] | Foreign currency forward contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Accumulated other comprehensive income (loss)	$ (6,454)	$ (175)	$ (1,078)

Collateralized Transactions - Financial Instruments at Fair Value Received as Collateral that were Permitted to be Delivered or Repledged (Detail) (Fair value of financial instruments received as collateral [Member], USD $)
In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair value of financial instruments received as collateral [Member]
Collateral permitted to be delivered or repledged	$ 989,279	$ 1,450,281
Collateral that was delivered or repledged	933,716	1,383,298
Collateral permitted to be further repledged by the receiving counterparty	$ 65,878	$ 275,912

Collateralized Transaction - Additional Information (Detail)	Dec. 31, 2012
Repurchase agreements and other secured financings, maturity (years)	Within one year

Collateralized Transactions - Financial Instruments Owned and Pledged to Counterparties that Do Not Have Right to Sell or Repledge (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial instruments owned, at fair value, pledged to counterparties that had the right to deliver or repledge	$ 4,605,155	$ 2,121,783
Financial instruments owned, at fair value, pledged to counterparties that do not have the right to deliver or repledge	$ 696,495	$ 550,926

Collateralized Transactions - Financial Instruments Owned and Pledged to Counterparties that Do Not Have Right to Sell or Repledge (Parenthetical) (Detail) (USD $)
In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial instruments owned, at fair value, pledged to counterparties that had the right to deliver or repledge	$ 4,605,155	$ 2,121,783
Financial instruments owned, at fair value, pledged to counterparties that do not have the right to deliver or repledge	696,495	550,926
Assets of Business Held for Sale [Member]
Financial instruments owned, at fair value, pledged to counterparties that had the right to deliver or repledge	131,600	0
Financial instruments owned, at fair value, pledged to counterparties that do not have the right to deliver or repledge	$ 111,500	$ 0

Receivable from and Payable to Brokers, Dealers, and Clearing Organizations - Schedule of Amounts Receivable from and Payable to Brokers, Dealers and Clearing Organizations (Detail) (USD $)
In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Receivable/Payable:
Clearing organizations and other, Receivable	$ 738,625	$ 478,327
Securities failed to deliver, Receivable	130,180	69,618
Receivable from brokers, dealers and clearing organizations	868,805	547,945
Clearing organizations and other, Payable	324,175	306,728
Securities failed to receive, Payable	54,549	15,626
Payable to brokers, dealers and clearing organizations	$ 378,724	$ 322,354

Fixed Assets and Leasehold Improvements - Schedule of Fixed Assets and Leasehold Improvements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Fixed assets and leasehold improvements, gross	$ 271,189	$ 248,536
Less-Accumulated depreciation and amortization	176,963	152,245
Fixed assets and leasehold improvements, at cost, less accumulated depreciation and amortization	94,226	96,290
Computer hardware and software [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
DEPRECIATION PERIOD	3 years
Fixed assets and leasehold improvements, gross	143,991	126,022
Leasehold improvements [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Fixed assets and leasehold improvements, gross	105,897	101,018
Telephone systems [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
DEPRECIATION PERIOD	5 years
Fixed assets and leasehold improvements, gross	8,540	9,631
Furniture and fixtures [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
DEPRECIATION PERIOD	7 years
Fixed assets and leasehold improvements, gross	$ 12,761	$ 11,866

Investments - Summary of Investments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Strategic investments:
Investments accounted for under the equity method (including limited partnerships)	$ 53,878	$ 59,711
Common stock of companies representing less than 20% equity ownership held at adjusted cost	1,789	1,787
Total Strategic investments	55,667	61,498
Deferred compensation investments	21,339	20,414
Investment in Deephaven Funds	1,342	1,319
Total Investments	$ 78,348	$ 83,231

Investments - Summary of Investments (Parenthetical) (Detail)	Dec. 31, 2012	Dec. 31, 2011
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Percentage of equity in common stock of private companies cover under strategic investment	20.00%	20.00%

Investments - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Gain on equity method investment		$ 10,000,000
Investment income (loss) and other, net	$ 11,400,000		$ 8,154,000	$ 18,252,000	$ (3,004,000)

Goodwill and Intangible Assets - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended			12 Months Ended		3 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Penson Futures [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Sep. 30, 2011 Corporate and Other [Member]	Sep. 30, 2012 Trading Rights [Member]	Dec. 31, 2012 Trading Rights [Member]	Dec. 31, 2011 Trading Rights [Member]	Sep. 30, 2012 Customer and Broker Relationships [Member]	Dec. 31, 2012 Customer and Broker Relationships [Member]	Dec. 31, 2011 Customer and Broker Relationships [Member]	Sep. 30, 2012 Other [Member]	Dec. 31, 2012 Other [Member]	Dec. 31, 2011 Other [Member]	Sep. 30, 2012 Asset Management Reporting Unit [Member]	Sep. 30, 2012 Institutional Fixed Income Sales and Trading Reporting Unit [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill impairment charges	$ 12,100,000																$ 12,100,000	$ 114,300,000
Finite lived intangible asset impairment of customer relationships	15,300,000							11,900,000			3,400,000			1,400,000
Goodwill written off							1,000,000
Increase goodwill as result of the acquisition of certain assets and liabilities				2,417,000
Amortization period, in years		11 years	12 years		1 year	17 years			7 years	14 years		13 years	12 years		3 years	2 years
Increase in intangible assets as result of the acquisition of certain assets and liabilities				$ 3,500,000

Goodwill and Intangible Assets - Summary of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Total	$ 55,654	$ 80,039
Market Making [Member]
Goodwill [Line Items]
Goodwill	24,727	24,727
Total	11,422	25,283
Global Execution Services [Member]
Goodwill [Line Items]
Goodwill	189,173	198,815
Total	$ 44,232	$ 54,756

Goodwill and Intangible Assets - Finite-Lived Intangible Assets, Net of Accumulated Amortization (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Net carrying amount	$ 55,654	$ 80,039
Gross carrying amount	106,700	123,981
Accumulated amortization	(51,046)	(43,942)
Net carrying amount	55,654	80,039
Market Making [Member]
Goodwill [Line Items]
Net carrying amount	11,422	25,283
Net carrying amount	11,422	25,283
Global Execution Services [Member]
Goodwill [Line Items]
Net carrying amount	44,232	54,756
Net carrying amount	44,232	54,756
Trading Rights [Member]
Goodwill [Line Items]
Net carrying amount	11,381	25,283
Gross carrying amount	15,520	28,520
Accumulated amortization	(4,139)	(3,237)
Net carrying amount	11,381	25,283
Trading Rights [Member] | Market Making [Member]
Goodwill [Line Items]
Net carrying amount	11,381	25,283
Net carrying amount	11,381	25,283
Trade Names [Member]
Goodwill [Line Items]
Net carrying amount	7,004	7,557
Gross carrying amount	9,800	9,800
Accumulated amortization	(2,796)	(2,243)
Net carrying amount	7,004	7,557
Trade Names [Member] | Global Execution Services [Member]
Goodwill [Line Items]
Net carrying amount	7,004	7,557
Net carrying amount	7,004	7,557
Other [Member]
Goodwill [Line Items]
Net carrying amount	4,024	9,154
Gross carrying amount	13,880	18,761
Accumulated amortization	(9,856)	(9,607)
Net carrying amount	4,024	9,154
Other [Member] | Market Making [Member]
Goodwill [Line Items]
Net carrying amount	41
Net carrying amount	41
Other [Member] | Global Execution Services [Member]
Goodwill [Line Items]
Net carrying amount	3,983	9,154
Net carrying amount	3,983	9,154
Customer and Broker Relationships [Member]
Goodwill [Line Items]
Net carrying amount	33,245	38,045
Gross carrying amount	67,500	66,900
Accumulated amortization	(34,255)	(28,855)
Net carrying amount	33,245	38,045
Customer and Broker Relationships [Member] | Global Execution Services [Member]
Goodwill [Line Items]
Net carrying amount	33,245	38,045
Net carrying amount	$ 33,245	$ 38,045

Goodwill and Intangible Assets - Finite-Lived Intangible Assets, Net of Accumulated Amortization (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Amortization period, in years	11 years	12 years
Gross carrying amount	$ 106,700	$ 123,981
Trading Rights [Member]
Goodwill [Line Items]
Amortization period, in years	7 years	14 years
Gross carrying amount	15,520	28,520
Trade Names [Member]
Goodwill [Line Items]
Amortization period, in years	13 years	14 years
Gross carrying amount	9,800	9,800
Other [Member]
Goodwill [Line Items]
Amortization period, in years	3 years	2 years
Gross carrying amount	13,880	18,761
Customer and Broker Relationships [Member]
Goodwill [Line Items]
Amortization period, in years	13 years	12 years
Gross carrying amount	67,500	66,900
Assets of Business Held for Sale [Member] | Customer and Broker Relationships [Member]
Goodwill [Line Items]
Gross carrying amount	$ 9,200	$ 12,900

Goodwill and Intangible Assets - Summary of Amortization Expense from Continuing Operations Relating to Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Expected Amortization Expense [Line Items]
Amortization expense	$ 11,262	$ 12,147	$ 8,777

Goodwill and Intangible Assets - Summary of Estimated Amortization Expense from Continuing Operations for Future Years (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Expected Amortization Expense [Line Items]
For the year ended December 31, 2013	$ 7,867
For the year ended December 31, 2014	6,049
For the year ended December 31, 2015	5,730
For the year ended December 31, 2016	4,718
For the year ended December 31, 2017	$ 4,412

Long-Term Debt - Summary of Long-Term Debt (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Term Credit Agreement,FAIR VALUE	$ 100,000,000	$ 100,000,000
Convertible Notes, FAIR VALUE	332,003,000	287,505,000
Total, FAIR VALUE	432,003,000	387,505,000
Less: Current portion recorded in Accrued expenses and other liabilities, FAIR VALUE	50,000,000
Total Long-term debt, FAIR VALUE	382,003,000	387,505,000
Term Credit Agreement, CARRYING AMOUNT	100,000,000	100,000,000
Convertible Notes, CARRYING AMOUNT	338,753,000	324,338,000
Total, CARRYING AMOUNT	438,753,000	424,338,000
Less: Current portion recorded in Accrued expenses and other liabilities, CARRYING AMOUNT	50,000,000
Total Long-term debt, CARRYING AMOUNT	$ 388,753,000	$ 424,338,000

Long-Term Debt - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended				12 Months Ended						12 Months Ended					12 Months Ended
	Mar. 15, 2010	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Class A Common Stock [Member]	Dec. 31, 2012 Purchased call options [Member]	Dec. 31, 2012 Loans Payable [Member]	Jun. 29, 2011 Loans Payable [Member]	Dec. 31, 2012 Loans Payable [Member] LIBOR [Member] Minimum [Member]	Dec. 31, 2012 Loans Payable [Member] LIBOR [Member] Maximum [Member]	Dec. 31, 2012 Loans Payable [Member] Base Rate [Member] Minimum [Member]	Dec. 31, 2012 Loans Payable [Member] Base Rate [Member] Maximum [Member]	Dec. 31, 2012 Line of Credit [Member]	Dec. 31, 2011 Line of Credit [Member]	Jun. 29, 2011 Line of Credit [Member]	Dec. 31, 2012 Borrowing Base A Loan [Member]	Dec. 31, 2012 Borrowing Base B Loan [Member]	Dec. 31, 2012 Revolving Credit Facilities [Member]	Dec. 31, 2012 Convertible Senior Subordinated Notes [Member]
Line of Credit Facility [Line Items]
Term Credit Agreement			$ 100,000,000	$ 100,000,000				$ 100,000,000							$ 200,000,000
Borrowings term period								3 years							1 year
Initiation date of term loan credit agreement							Jun 29, 2011						Jun 29, 2011
Interest rate of credit agreement							2.72%		2.50%	3.00%	1.50%	2.00%
Percentage points added to interest rate base							2.50%
Interest rate base							LIBOR
Payment date of term credit Agreement							Jun 28, 2013
Margin rate on borrowings																1.50%	2.00%
Revolving Credit Agreement																		200,000,000
Period of commitment fee charged														annual
Commitment fee percentage of average daily amount unused portion of revolving credit agreement			0.25%
Issuance costs of notes													2,200,000						8,500,000
Issue of cash convertible senior subordinated notes		375,000,000
Cash convertible senior subordinated notes due date		Mar 15, 2015
Shareholder dilution up to a price per share		$ 31.5
Notes bear interest rate per year			3.50%
Date of commencing of notes			Sep 15, 2010
Date of mature of notes			Mar 15, 2015
Recognized original issue discount			73,800,000
Effective annual interest rate of notes			7.90%
Notes convertible based on initial conversion rate of shares			47.9185
Class A common stock per principal amount of notes			1,000
Initial conversion price per share			$ 20.87
Initial conversion premium over closing sale			32.50%
Closing sale price of common stock on NASDAQ			$ 15.75
Percentage of price equal to principal amount of notes			100.00%
Amount paid to enter into privately negotiated cash convertible note hedge transactions			73,700,000
Number of shares subject to adjustment of common stock			18,000,000
Common stock strike price					20.87
Fair value of purchased call options			1,445,437,000	1,703,640,000		200,000
Proceeds from sale of warrant	15,000,000
Common stock subject to adjustments strike price per share	$ 24.1
Percentage of common stock subject to adjustment of premium over closing price	100.00%
Initial valuation of embedded conversion derivative			73,800,000
Fair value of the embedded conversion derivative			200,000
Unamortized original issue discount on debt			36,200,000
Cash convertible senior subordinated notes, carrying value			$ 338,800,000

Long-Term Debt - Recorded Expenses with Respect to Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt [Line Items]
Interest expense	$ 30,340	$ 27,801	$ 19,646
Amortization of debt issuance cost	3,041	2,413	1,347
Commitment fee	526	255
Total	$ 33,907	$ 30,469	$ 20,993

Related Parties - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2012 Investor
Related Party Transaction [Line Items]
Number of investors	3
Outstanding Class A common stock	10.00%
Recapitalization fees	$ 22,600,000
Reduction of the proceeds from convertible series A preferred share issuance	359,480,000
Affiliated entity [Member]
Related Party Transaction [Line Items]
Reduction of the proceeds from convertible series A preferred share issuance	$ 400,000,000

Related Parties - Summary of Balances and Transactions with Related Parties or Their Affiliates (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			5 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Affiliated entity [Member]
Revenues
Commissions and fees	$ 524,665	$ 608,473	$ 480,494	$ 286
Net trading revenue	38,841	625,252	486,130	406
Interest, net				117
Total revenues from related parties				809
Expenses
Execution and clearance fees	195,372	226,222	173,795	20
Interest expense				343
Other expense	28,533	28,929	15,544	7
Total expenses incurred with respect to related parties				370
Assets
Securities borrowed	1,008,720	1,494,647		42,196
Receivable from brokers, dealers and clearing organizations	868,805	547,945		728
Other assets	251,773	77,517		1,608
Liabilities
Securities loaned	504,082	697,998		3,754
Payable to brokers, dealers and clearing organizations	378,724	322,354		57
Accrued expenses and other liabilities				$ 359

Stock-Based Compensation - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 Person	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of any person having specific percentage for voting stock	1
Change-in-control defined as acquisition, percentage of voting stock	20.00%
Minimum percentage of voting stock acquired on fully diluted basis	20.00%
Weighted-average fair value of the stock options granted			$ 4.93
Intrinsic value of options exercised	$ 500,000	$ 200,000	$ 2,200,000
Cash received from the exercise of stock options	1,100,000	1,000,000	5,800,000
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of restricted shares during the period			197,000
Stock options vesting period in years	3 years
Cumulative fair value of restricted shares	2,800,000	11,000,000	32,000,000
Unamortized compensation related to restricted awards outstanding	53,500,000
Cost of unvested awards expected to be recognized over a weighted average life, years	1 year 8 months 12 days
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cumulative fair value of restricted shares	35,700,000
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cumulative fair value of restricted shares		27,800,000	13,400,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unamortized compensation related to restricted awards outstanding	$ 10,000
Cost of unvested awards expected to be recognized over a weighted average life, years	1 month 6 days
Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vesting period in years	3 years
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vesting period in years	4 years
Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock appreciation rights grants
2010 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for grant	10,580,044
Amended 2010 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for grant	64,580,044
Maximum number of shares available for grants to each non-employee member	200,000

Stock-Based Compensation - Compensation Expense Relating to Restricted Awards (Detail) (Restricted Stock [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock award compensation expense	$ 41,636	$ 41,341	$ 44,583
Income tax benefit	$ 14,710	$ 16,206	$ 17,833

Stock-Based Compensation - Summary of Restricted Awards Activity (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
NUMBER OF SHARES, Beginning Balance	307	1,155	2,186
NUMBER OF SHARES, Granted	21		397
NUMBER OF SHARES, Vested	(235)	(830)	(1,208)
NUMBER OF SHARES, Forfeited	(11)	(17)	(221)
NUMBER OF SHARES, Ending Balance	82	307	1,155
WEIGHTED-AVERAGE GRANT DATE FAIR VALUE, Beginning Balance	$ 16.2	$ 16.6	$ 16.92
WEIGHTED-AVERAGE GRANT DATE FAIR VALUE, Granted	$ 13.09		$ 15.66
WEIGHTED-AVERAGE GRANT DATE FAIR VALUE, Vested	$ 16.33	$ 16.77	$ 17.03
WEIGHTED-AVERAGE GRANT DATE FAIR VALUE, Forfeited	$ 15.74	$ 15.69	$ 15.76
WEIGHTED-AVERAGE GRANT DATE FAIR VALUE, Ending Balance	$ 15.08	$ 16.2	$ 16.6
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
NUMBER OF SHARES, Beginning Balance	7,716	6,329	3,591
NUMBER OF SHARES, Granted	5,506	5,984	3,835
NUMBER OF SHARES, Vested	(3,501)	(2,083)	(870)
NUMBER OF SHARES, Forfeited	(1,549)	(2,514)	(227)
NUMBER OF SHARES, Ending Balance	8,172	7,716	6,329
WEIGHTED-AVERAGE GRANT DATE FAIR VALUE, Beginning Balance	$ 14.33	$ 15.08	$ 15.6
WEIGHTED-AVERAGE GRANT DATE FAIR VALUE, Granted	$ 10.33	$ 13.63	$ 15.28
WEIGHTED-AVERAGE GRANT DATE FAIR VALUE, Vested	$ 14.87	$ 16.21	$ 17.83
WEIGHTED-AVERAGE GRANT DATE FAIR VALUE, Forfeited	$ 14.92	$ 14.92	$ 16.19
WEIGHTED-AVERAGE GRANT DATE FAIR VALUE, Ending Balance	$ 11.44	$ 14.33	$ 15.08

Stock-Based Compensation - Weighted-Average Assumptions (Detail)	12 Months Ended
Dec. 31, 2010
Schedule Of Weighted Average Assumptions For Fair Values Of Stock Options [Line Items]
Dividend yield	0.00%
Expected volatility	40.00%
Risk-free interest rate	1.10%
Expected life (in years)	3 years 6 months

Stock-Based Compensation - Compensation Expense Relating to Stock Options (Detail) (Stock Options [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option compensation expense	$ 806	$ 913	$ 2,351
Income tax benefit	$ 285	$ 358	$ 940

Stock-Based Compensation - Summary of Stock Option Activity (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
NUMBER OF STOCK OPTIONS, Beginning Balance	2,829	3,740	3,554
NUMBER OF STOCK OPTIONS, Granted at market value			1,185
NUMBER OF STOCK OPTIONS, Exercised	(130)	(91)	(591)
NUMBER OF STOCK OPTIONS, Forfeited or expired	(163)	(820)	(409)
NUMBER OF STOCK OPTIONS, Ending Balance	2,536	2,829	3,740
NUMBER OF STOCK OPTIONS, Exercisable	2,500	2,284	2,573
NUMBER OF STOCK OPTIONS, Available for future grants	61,211	9,476	10,910
WEIGHTED-AVERAGE EXERCISE PRICE, Beginning Balance	$ 13.48	$ 14.06	$ 13.29
WEIGHTED-AVERAGE EXERCISE PRICE, Granted at market value			$ 15.89
WEIGHTED-AVERAGE EXERCISE PRICE, Exercised	$ 8.77	$ 11.02	$ 9.81
WEIGHTED-AVERAGE EXERCISE PRICE, Forfeited or expired	$ 14.32	$ 16.39	$ 18.85
WEIGHTED-AVERAGE EXERCISE PRICE, Ending Balance	$ 13.66	$ 13.48	$ 14.06
WEIGHTED-AVERAGE EXERCISE PRICE, Exercisable	$ 13.63	$ 12.9	$ 13.17
AGGREGATE INTRINSIC VALUE OF OPTIONS, Outstanding		$ 2,605	$ 5,292
AGGREGATE INTRINSIC VALUE OF OPTIONS, Exercised		$ 2,605	$ 5,292
WEIGHTED-AVERAGE REMAINING LIFE, Outstanding	3 years 8 months 23 days	4 years 9 months 4 days	5 years 11 months 19 days
WEIGHTED-AVERAGE REMAINING LIFE, Exercisable	3 years 8 months 5 days	3 years 11 months 16 days	4 years 7 months 17 days

Stock-Based Compensation - Schedule of Stock Option Plans, by Exercise Price Range (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
OPTIONS OUTSTANDING, NUMBER OF OPTIONS OUTSTANDING	2,536
OPTIONS OUTSTANDING, WEIGHTED-AVERAGE REMAINING CONTRACTUAL LIFE	3 years 8 months 23 days
OPTIONS OUTSTANDING, WEIGHTED-AVERAGE EXERCISE PRICE	$ 13.66
OPTIONS EXERCISABLE, NUMBER EXERCISABLE	2,501
OPTIONS EXERCISABLE, WEIGHTED-AVERAGE EXERCISE PRICE	$ 13.63
$ 6.06 - $ 9.81 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
RANGE OF EXERCISE PRICES, lower range limit	$ 6.06
RANGE OF EXERCISE PRICES, upper range limit	$ 9.81
OPTIONS OUTSTANDING, NUMBER OF OPTIONS OUTSTANDING	397
OPTIONS OUTSTANDING, WEIGHTED-AVERAGE REMAINING CONTRACTUAL LIFE	2 years 3 months 15 days
OPTIONS OUTSTANDING, WEIGHTED-AVERAGE EXERCISE PRICE	$ 8.42
OPTIONS EXERCISABLE, NUMBER EXERCISABLE	397
OPTIONS EXERCISABLE, WEIGHTED-AVERAGE EXERCISE PRICE	$ 8.42
$ 10.24 - $ 10.24 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
RANGE OF EXERCISE PRICES, lower range limit	$ 10.24
RANGE OF EXERCISE PRICES, upper range limit	$ 10.24
OPTIONS OUTSTANDING, NUMBER OF OPTIONS OUTSTANDING	448
OPTIONS OUTSTANDING, WEIGHTED-AVERAGE REMAINING CONTRACTUAL LIFE	1 year 10 months 2 days
OPTIONS OUTSTANDING, WEIGHTED-AVERAGE EXERCISE PRICE	$ 10.24
OPTIONS EXERCISABLE, NUMBER EXERCISABLE	448
OPTIONS EXERCISABLE, WEIGHTED-AVERAGE EXERCISE PRICE	$ 10.24
$10.30 - $15.75 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
RANGE OF EXERCISE PRICES, lower range limit	$ 10.3
RANGE OF EXERCISE PRICES, upper range limit	$ 15.75
OPTIONS OUTSTANDING, NUMBER OF OPTIONS OUTSTANDING	380
OPTIONS OUTSTANDING, WEIGHTED-AVERAGE REMAINING CONTRACTUAL LIFE	1 year 8 months 27 days
OPTIONS OUTSTANDING, WEIGHTED-AVERAGE EXERCISE PRICE	$ 13.27
OPTIONS EXERCISABLE, NUMBER EXERCISABLE	380
OPTIONS EXERCISABLE, WEIGHTED-AVERAGE EXERCISE PRICE	$ 13.27
$15.84 - $15.84 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
RANGE OF EXERCISE PRICES, lower range limit	$ 15.84
RANGE OF EXERCISE PRICES, upper range limit	$ 15.84
OPTIONS OUTSTANDING, NUMBER OF OPTIONS OUTSTANDING	665
OPTIONS OUTSTANDING, WEIGHTED-AVERAGE REMAINING CONTRACTUAL LIFE	6 years 5 months 23 days
OPTIONS OUTSTANDING, WEIGHTED-AVERAGE EXERCISE PRICE	$ 15.84
OPTIONS EXERCISABLE, NUMBER EXERCISABLE	630
OPTIONS EXERCISABLE, WEIGHTED-AVERAGE EXERCISE PRICE	$ 15.84
$16.09 - $17.66 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
RANGE OF EXERCISE PRICES, lower range limit	$ 16.09
RANGE OF EXERCISE PRICES, upper range limit	$ 17.66
OPTIONS OUTSTANDING, NUMBER OF OPTIONS OUTSTANDING	410
OPTIONS OUTSTANDING, WEIGHTED-AVERAGE REMAINING CONTRACTUAL LIFE	4 years 4 months 17 days
OPTIONS OUTSTANDING, WEIGHTED-AVERAGE EXERCISE PRICE	$ 16.8
OPTIONS EXERCISABLE, NUMBER EXERCISABLE	410
OPTIONS EXERCISABLE, WEIGHTED-AVERAGE EXERCISE PRICE	$ 16.8
$17.95 - $19.36 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
RANGE OF EXERCISE PRICES, lower range limit	$ 17.95
RANGE OF EXERCISE PRICES, upper range limit	$ 19.36
OPTIONS OUTSTANDING, NUMBER OF OPTIONS OUTSTANDING	236
OPTIONS OUTSTANDING, WEIGHTED-AVERAGE REMAINING CONTRACTUAL LIFE	4 years 29 days
OPTIONS OUTSTANDING, WEIGHTED-AVERAGE EXERCISE PRICE	$ 18.03
OPTIONS EXERCISABLE, NUMBER EXERCISABLE	236
OPTIONS EXERCISABLE, WEIGHTED-AVERAGE EXERCISE PRICE	$ 18.03

Employee benefit plan - Additional Information (Detail) (Parent Company [Member])	12 Months Ended
Dec. 31, 2012
Parent Company [Member]
Employee Benefit Plans [Line Items]
Employer contribution match to employee contributions	100.00%

Employee benefit plan - Total Yearly Expenses of Employee Benefit Plan (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, annual cost recognized	$ 6,074	$ 5,648	$ 4,943

Income taxes - (Benefit) Provision for Income Taxes from Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
U.S. federal	$ (79,834)	$ 72,739	$ 49,404
U.S. state and local	6,896	6,383	10,427
Non U.S.	(1,826)	819	219
Total	(74,764)	79,941	60,050
Deferred:
U.S. federal	(66,667)	(915)	13,578
U.S. state and local	(5,698)	4,144	(1,834)
Non U.S.	836	(760)	(3,344)
Total	(71,529)	(2,469)	(8,400)
Income tax expense	$ (146,293)	$ 82,410	$ 68,450

Income taxes - Income Tax (Benefit) Expense from Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
U.S. federal income tax expense at statutory rate	$ (144,511)	$ 75,189	$ 61,850
U.S. state and local income tax expense, net of U.S. federal income tax effect	779	6,843	5,585
Nondeductible charges	1,893	828	783
Dividend received deduction	(1,403)
Reversal of reserves	(957)
Other, net	(2,094)	(450)	232
Income tax expense	$ (146,293)	$ 82,410	$ 68,450

Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Employee compensation and benefit plans, net	$ 31,207	$ 33,344
Fixed assets and other amortizable assets, net	38,489
Lease loss and other reserves	4,926	4,626
Tax credit and loss carryforwards	71,450	33,702
Less: Valuation allowance on tax credit and loss carryforwards	(31,274)	(8,867)
Total deferred tax assets	114,798	62,805
Deferred tax liabilities
Fixed assets and other amortizable assets, net		14,936
Valuation of investments, net	265	3,838
Tax credit and loss carryforwards	17,044	17,845
Total deferred tax liabilities	17,309	36,619
Net deferred tax assets	$ 97,489	$ 26,186

Income taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Number of years for cumulative loss position	3 years
Taxable loss	$ 377,100,000
Company generated taxable income		338,000,000	338,000,000
U.S. federal income tax		118,000,000	118,000,000
Income tax receivables	152,576,000	9,788,000
Refund of advance taxes	39,100,000
Federal net operating loss carryforwards	70,400,000	31,300,000
Operating loss resulted from acquisitions	31,300,000	31,300,000
State and Local offsetting valuation allowance	31,274,000	8,867,000
Change in equity ownership	50.00%
State and local net operating loss carryforwards	1,470,000,000	167,800,000
Foreign net operating loss carryforwards	65,500,000	63,700,000
Foreign tax credit carryforwards	3,200,000	3,200,000
General business credit carryforwards	3,700,000
Unrecognized tax benefits that would impact effective tax rate if recognized	1,500,000	2,800,000	1,400,000
Net interest expanse related to income tax liabilities	200,000	100,000	100,000
Valuation Allowance [Member]
Income Taxes [Line Items]
State and Local offsetting valuation allowance	22,900,000	1,500,000
New Jersey [Member]
Income Taxes [Line Items]
State and local net operating loss carryforwards	424,800,000	0
New York [Member]
Income Taxes [Line Items]
State and local net operating loss carryforwards	511,100,000	71,500,000
New York City [Member]
Income Taxes [Line Items]
State and local net operating loss carryforwards	510,500,000	71,200,000
Federal [Member]
Income Taxes [Line Items]
Taxable loss	39,100,000
Income tax receivables	113,400,000
Deferred income tax asset	17,000,000	17,800,000
Federal deferred tax, liability	17,000,000	17,800,000
Foreign Tax Authority [Member]
Income Taxes [Line Items]
State and Local offsetting valuation allowance	1,600,000	900,000
State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Deferred income tax asset	24,600,000	11,000,000
State and Local offsetting valuation allowance	7,000,000	7,000,000
Result from Acquisition [Member]
Income Taxes [Line Items]
Operating loss resulted from acquisitions	24,300,000	25,100,000
Deferred Income Tax Asset [Member]
Income Taxes [Line Items]
State and Local deferred income tax asset	$ 22,900,000	$ 2,600,000

Income Taxes - Schedule of Reconciliation of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Balance at beginning of period	$ 2,813	$ 1,396	$ 1,590
Increases based on tax positions related to prior periods	536	1,621	1,815
Decreases based on tax positions related to prior periods	(1,831)
Decreases related to settlements with taxing authorities		(204)	(2,009)
Balance at the end of the period	$ 1,518	$ 2,813	$ 1,396

Restructuring, Writedown of Assets and Lease Loss Accrual - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Writedown Of Asset And Lease Loss Accrual [Line Items]
Non-cash impairment charge from continuing operations	$ 28,700,000
Impairment of goodwill related to the asset management	12,100,000
Impairment of intangible assets primarily related to the Company's DMM and asset management businesses.	15,300,000
Pre-tax impairment charge	114,300,000
Restructuring Charge			24,175,000	3,812,000
Pre-tax restructuring charges			4,400,000	12,900,000
Writedown of assets and lease loss accrual (benefit), net		28,732,000	1,645,000	707,000
Loss from Discontinued Operations, Net of Tax [Member]
Writedown Of Asset And Lease Loss Accrual [Line Items]
Writedown of assets and lease loss accrual (benefit), net			1,300,000	300,000
Employee Severance [Member]
Writedown Of Asset And Lease Loss Accrual [Line Items]
Restructuring Charge			13,700,000
Writedown Lease and Contract Termination [Member]
Writedown Of Asset And Lease Loss Accrual [Line Items]
Restructuring Charge			2,200,000
Capitalized Software, Intangible Asset and Goodwill [Member]
Writedown Of Asset And Lease Loss Accrual [Line Items]
Restructuring Charge			8,300,000
Excess real estate capacity [Member]
Writedown Of Asset And Lease Loss Accrual [Line Items]
Writedown of assets and lease loss accrual (benefit), net			$ 1,600,000	$ 700,000

Earnings Per Share - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Line Items]
Options excluded	2.5	1.9	2.3
Restricted Stock [Member]
Earnings Per Share [Line Items]
Options excluded	3.9
Series A Preferred Stock [Member]
Earnings Per Share [Line Items]
Options excluded	77.7

Earnings Per Share - Reconciliation of Numerators and Denominators of Basic and Diluted (Loss) Earnings Per Computations (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Line Items]
Net (loss) income from continuing operations	$ (266,597)	$ 132,416	$ 108,263
Dividend on convertible preferred shares	(2,268)
Deemed dividend related to beneficial conversion feature of convertible preferred shares	(373,364)
Net (loss) income attributable to common stockholders	(642,228)	132,416	108,263
(Loss) Income and shares used in diluted calculations	$ (642,228)	$ 132,416	$ 108,263
Shares used in basic calculations	119,376	91,490	90,167
Effect of dilutive stock based awards		3,523	4,280
(Loss) Income and shares used in diluted calculations	119,376	95,013	94,447
Basic (loss) earnings per share	$ (5.38)	$ 1.45	$ 1.2
Diluted (loss) earnings per share	$ (5.38)	$ 1.39	$ 1.15

Discontinued Operations - Summary of Revenues and Results of Operations of Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Expenses:
Compensation	$ 407,326	$ 441,207	$ 381,266
Other Expenses	28,533	28,929	15,544
Restructuring		24,175	3,812
Writedown of Assets & Lease loss Accrual	28,732	1,645	707
Total expenses	1,003,141	1,033,341	788,668
Loss from discontinued operations, net of tax	(80,470)	(17,179)	(16,625)
Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	145,840	156,446	183,655
Expenses:
Compensation	117,921	142,381	166,004
Other Expenses	37,418	36,135	31,384
Restructuring		4,449	12,918
Writedown of Assets & Lease loss Accrual	114,301	1,333	325
Total expenses	269,640	184,298	210,631
Pre-tax loss from discontinued operations	(123,800)	(27,852)	(26,976)
Income tax (expense) benefit	43,330	10,673	10,351
Loss from discontinued operations, net of tax	$ (80,470)	$ (17,179)	$ (16,625)

Discontinued Operations - Schedule of Discontinued Operations Assets and Liabilities Recorded in Assets of Business Held for Sale (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Receivable from brokers, dealers and clearing organizations	$ 868,805	$ 547,945
Total assets	449,509	313,790
Liabilities:
Financial instruments sold, not yet purchased, at fair value	1,445,437	1,703,640
Financial instruments sold under agreements to repurchase	355,000	360,000
Discontinued Operations [Member]
Assets:
Financial instruments owned, at fair value, including securities pledged	138,689	34,272
Receivable from brokers, dealers and clearing organizations	281,178	75,952
Other assets	29,642	203,566
Total assets	449,509	313,790
Liabilities:
Financial instruments sold, not yet purchased, at fair value	199,167	18,252
Financial instruments sold under agreements to repurchase	111,487	60,320
Accrued compensation expense	12,140	22,872
Accrued expenses and other liabilities	34,867	9,587
Total liabilities	$ 357,661	$ 111,031

Significant Clients - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012 Customer	Dec. 31, 2011 Customer	Dec. 31, 2010 Customer
Percentage of dollar value traded	10.00%	10.00%	10.00%
Number of significant clients	0	0	0

Commitments and Contingent liabilities - Additional Information (Detail) (USD $)	12 Months Ended						3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Operating lease expense [Member]	Dec. 31, 2011 Operating lease expense [Member]	Dec. 31, 2010 Operating lease expense [Member]	Jun. 30, 2012 Facebook IPO [Member]	Dec. 31, 2012 Facebook IPO [Member]
Component of Operating Other Cost and Expense [Line Items]
Pre-tax loss settlements realized	$ 457,600,000
Restructuring Charge		24,175,000	3,812,000				35,400,000	35,400,000
Rental expense	22,180,000	21,627,000	20,648,000	14,300,000	14,500,000	13,900,000
Letters of credit held in escrow		1,000,000
Additional borrowing capacity due to issuance of HECMs	$ 478,100,000	$ 185,700,000

Commitments and Contingent liabilities - Schedule of Lease and Contract Obligations (Detail) (USD $)	Dec. 31, 2012
Gross Lease Obligations [Member]
Sale Leaseback Transaction [Line Items]
Year ending December 31, 2013	$ 22,565,000
Year ending December 31, 2014	21,563,000
Year ending December 31, 2015	20,759,000
Year ending December 31, 2016	20,352,000
Year ending December 31, 2017	20,178,000
Thereafter through August 31, 2023	79,040,000
Total Amount Of Lease & Contract Obligations	184,457,000
Sublease Income [Member]
Sale Leaseback Transaction [Line Items]
Year ending December 31, 2013	2,037,000
Year ending December 31, 2014	1,485,000
Year ending December 31, 2015	1,300,000
Year ending December 31, 2016	1,333,000
Year ending December 31, 2017	1,412,000
Thereafter through August 31, 2023	194,000
Total Amount Of Lease & Contract Obligations	7,761,000
Net Lease Obligations [Member]
Sale Leaseback Transaction [Line Items]
Year ending December 31, 2013	20,528,000
Year ending December 31, 2014	20,078,000
Year ending December 31, 2015	19,459,000
Year ending December 31, 2016	19,019,000
Year ending December 31, 2017	18,766,000
Thereafter through August 31, 2023	78,846,000
Total Amount Of Lease & Contract Obligations	176,696,000
Other Obligations [Member]
Sale Leaseback Transaction [Line Items]
Year ending December 31, 2013	12,526,000
Total Amount Of Lease & Contract Obligations	$ 12,526,000

Commitments and Contingent liabilities - Fair Value of Asset or Liability on Futures Contracts Activity from Continuing Operations (Detail) (Futures Contracts [Member], USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Futures Contracts [Member]
Sale Leaseback Transaction [Line Items]
Notional Value	$ (172,302)	$ (18,196)
Fair Value	(1,921)	777
Net trading revenue	$ 23,138	$ 44,258	$ (63,110)

Net capital requirements - Additional Information (Detail)	3 Months Ended
Sep. 30, 2012 BrokerDealer
Net Capital Requirements [Line Items]
Number of broker-dealers	1

Net capital requirements - Net Capital Levels and Requirements for U.S. Registered Broker-Dealer Subsidiary (Detail) (Knight Capital Americas LLC [Member], USD $)
In Thousands, unless otherwise specified	Dec. 31, 2012
Knight Capital Americas LLC [Member]
Net Capital and Net Capital Requirements For Company's Broker Dealer Subsidiaries [Line Items]
NET CAPITAL	$ 312,005
NET CAPITAL REQUIREMENT	20,794
EXCESS NET CAPITAL	$ 291,211

Net capital requirements - Financial Resource Requirements on Significant Foreign Regulated Broker-Dealer (Detail) (Knight Capital Europe Limited [Member], USD $)
In Thousands, unless otherwise specified	Dec. 31, 2012
Knight Capital Europe Limited [Member]
Net Capital Requirements [Line Items]
FINANCIAL RESOURCES	$ 124,329
RESOURCE REQUIREMENT	37,567
EXCESS FINANCIAL RESOURCES	$ 86,762

Acquisition - Additional Information (Detail) (Penson Futures [Member], USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended
	Jun. 01, 2012	Dec. 31, 2012
Penson Futures [Member]
Business Acquisition [Line Items]
Business acquisition, effective date of acquisition	Jun 1, 2012
Business acquisition, cash paid	$ 5,000	$ 5,000
Potential value earn-out based on future performance	3,700	3,700
Revised potential value earn-out		3,500
Gain from earn-out		200
Goodwill and intangible assets		$ 5,900

Acquisition - Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed (Detail) (Penson Futures [Member], USD $)	Dec. 31, 2012	Jun. 01, 2012
Penson Futures [Member]
Business Acquisition [Line Items]
Cash	$ 5,000,000	$ 5,000,000
Fair value of earn-out	3,700,000	3,700,000
Cash	1,732,000
Segregated cash and securities	120,641,000
Receivable from brokers, dealers and clearing organizations	360,493,000
Goodwill	2,417,000
Intangible assets	3,500,000
Other assets	4,695,000
Payable to customers	(472,162,000)
Accrued expenses and other liabilities	(12,616,000)
Purchase of business	$ 8,700,000

Business segments - Additional Information (Detail) (USD $)	12 Months Ended					3 Months Ended	12 Months Ended										3 Months Ended
	Dec. 31, 2012 Segment	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Loss from Discontinued Operations, Net of Tax [Member]	Dec. 31, 2010 Loss from Discontinued Operations, Net of Tax [Member]	Jun. 30, 2012 Facebook IPO [Member]	Dec. 31, 2012 Facebook IPO [Member]	Dec. 31, 2012 Market Making [Member]	Dec. 31, 2011 Market Making [Member]	Dec. 31, 2010 Market Making [Member]	Dec. 31, 2012 Global Execution Services [Member]	Dec. 31, 2011 Global Execution Services [Member]	Dec. 31, 2010 Global Execution Services [Member]	Dec. 31, 2012 Corporate and Other [Member]	Dec. 31, 2011 Corporate and Other [Member]	Dec. 31, 2010 Corporate and Other [Member]	Mar. 31, 2013 Subsequent Event [Member] Segment
Segment Reporting Information [Line Items]
Number of operating segments	4																3
Trading losses	$ 457,600,000							$ 457,600,000
Writedown of assets and lease loss accrual	28,732,000	1,645,000	707,000	1,300,000	300,000			11,900,000			16,800,000
Incremental professional fees	7,000,000													11,200,000
Restructuring Charge		24,175,000	3,812,000			35,400,000	35,400,000	26,000,000	500,000	1,600,000	9,400,000	19,800,000	1,500,000		3,800,000	700,000
Writedown of a strategic investment														11,400,000
Gain related to strategic investment that accounted for under the equity method of accounting	(1,122,000)	(363,000)	(7,720,000)											10,000,000
Fees	524,665,000	608,473,000	480,494,000		2,900,000
Assets held for sale	$ 449,507,000	$ 313,790,000	$ 409,600,000

Business segments - Income (Loss) from Continuing Operations Before Income Taxes ("Pre-Tax Earnings") and Total Assets by Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues	$ 590,251	$ 1,248,167	$ 965,381
Pre-tax earnings	(412,890)	214,826	176,713
Total assets	9,328,938	6,839,161	4,260,570
Market Making [Member]
Segment Reporting Information [Line Items]
Revenues	60,940	704,471	549,128
Pre-tax earnings	(368,477)	256,080	209,868
Total assets	1,708,617	2,103,887	1,801,002
Global Execution Services [Member]
Segment Reporting Information [Line Items]
Revenues	495,331	524,617	413,525
Pre-tax earnings	29,480	32,874	44,284
Total assets	5,786,687	3,063,579	1,692,084
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Revenues	33,980	19,079	2,728
Pre-tax earnings	(73,893)	(74,128)	(77,439)
Total assets	$ 1,833,633	$ 1,671,965	$ 767,483

Business segments - Revenues by Geographic Area (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Entity Wide Disclosure On Geographic Areas Revenue From External Customers Attributed To Entitys Country Of Domicile And Foreign Countries [Line Items]
U.S.	$ 529,143	$ 1,165,867	$ 896,051
INTERNATIONAL	61,108	82,300	69,330
Total revenues	$ 590,251	$ 1,248,167	$ 965,381

Condensed Financial Statements of Knight Capital Group, Inc. (parent only) - Statements of Financial Condition (Parent Only) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and cash equivalents	$ 413,926	$ 467,633	$ 354,129	$ 412,209
Fixed assets and leasehold improvements, at cost, less accumulated depreciation and amortization	94,226	96,290
Investments	78,348	83,231
Intangible assets, less accumulated amortization	55,654	80,039
Other assets	251,773	77,517
Total assets	9,778,447	7,152,951
Liabilities
Financial instruments sold, not yet purchased, at fair value	1,445,437	1,703,640
Accrued compensation expense	141,794	166,068
Accrued expenses and other liabilities	186,746	111,801
Long term debt	388,753	424,338
Total liabilities	8,295,907	5,690,926
Total equity	1,252,683	1,462,025	1,360,858	1,214,122
Total liabilities, convertible preferred stock & equity	9,778,447	7,152,951
Parent Company [Member]
Assets
Cash and cash equivalents	320,979	233,915	143,240	157,963
Financial instruments owned, at fair value	237	24,802
Receivable from subsidiaries	56,360	119,172
Investments in subsidiaries, equity method	1,334,092	1,454,694
Fixed assets and leasehold improvements, at cost, less accumulated depreciation and amortization	150	216
Investments	52,075	52,102
Intangible assets, less accumulated amortization	11,422	12,933
Income taxes receivable	152,637	1,636
Other assets	58,756	64,962
Total assets	1,986,708	1,964,432
Liabilities
Financial instruments sold, not yet purchased, at fair value	5,505	17,532
Accrued compensation expense	33,152	37,451
Payable to subsidiaries
Accrued expenses and other liabilities	76,758	23,086
Long term debt	388,753	424,338
Total liabilities	504,168	502,407
Convertible preferred stock	229,857
Total equity	1,252,683	1,462,025
Total liabilities, convertible preferred stock & equity	$ 1,986,708	$ 1,964,432

Condensed Financial Statements of Knight Capital Group, Inc. (parent only) - Statements of Operations (Parent Only) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Investment (loss) income and other, net	$ 11,400	$ 8,154	$ 18,252	$ (3,004)
Total revenues		590,251	1,248,167	965,381
Expenses
Employee compensation and benefits		407,326	441,207	381,266
Interest expense		51,044	40,405	25,889
Professional fees		29,746	18,460	14,685
Business development		17,486	19,691	15,443
Other		28,533	28,929	15,544
Total expenses		1,003,141	1,033,341	788,668
Loss before income taxes and equity in earnings of subsidiaries		(412,890)	214,826	176,713
Income tax benefit		(146,293)	82,410	68,450
Loss before equity in earnings of subsidiaries		(266,597)	132,416	108,263
Net (loss) income		(347,067)	115,237	91,638
Parent Company [Member]
Revenues
Investment (loss) income and other, net		(8,640)	2,259	(9,163)
Total revenues		(8,640)	2,259	(9,163)
Expenses
Employee compensation and benefits		26,556	30,105	27,799
Interest expense		30,374	27,908	20,476
Professional fees		17,505	6,605	7,536
Business development		1,791	2,107	2,802
Other		9,616	8,917	8,029
Total expenses		85,842	75,641	66,642
Loss before income taxes and equity in earnings of subsidiaries		(94,482)	(73,382)	(75,805)
Income tax benefit		(34,826)	(28,808)	(30,342)
Loss before equity in earnings of subsidiaries		(59,656)	(44,574)	(45,463)
Equity in earnings of subsidiaries		(287,411)	159,811	137,101
Net (loss) income		$ (347,067)	$ 115,237	$ 91,638

Condensed Financial Statements of Knight Capital Group, Inc. (parent only) - Statements of Cash Flows (Parent Only) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net (loss) income	$ (347,067)	$ 115,237	$ 91,638
Adjustments to reconcile income from continuing operations, net of tax to net cash used in operating activities
Stock-based compensation	42,442	39,161	46,934
Debt discount accretion and other debt related expenses	17,457	15,690	11,453
Depreciation and amortization	(43,148)	(47,072)	(37,377)
Unrealized loss on investments	1,122	363	7,720
Writedown of assets and lease loss accrual	28,732	1,645	707
Decrease (increase) in operating assets
Financial instruments owned, at fair value	(2,293,794)	(2,243,475)	(559,943)
Receivable from brokers and dealers	39,633	(144,345)	4,945
Income taxes receivable	142,788	(19,844)	27,105
Other assets	102,823	1,947	(85,800)
(Decrease) increase in operating liabilities
Financial instruments sold, not yet purchased, at fair value	(240,906)	412,495	634,353
Accrued compensation expense	(21,995)	10,705	(27,310)
Accrued expenses and other liabilities	7,072	38,057	7,410
Net cash (used in) provided by operating activities	(339,471)	121,067	(93,080)
Cash flows from investing activities
Purchases of investments	(27,850)	(26,601)	(7,997)
Purchases of fixed assets and leasehold improvements	(29,823)	(26,396)	(42,184)
Net cash used in investing activities	(30,494)	(40,891)	(72,727)
Cash flows from financing activities
Proceeds of convertible preferred stock offering, net of issuance costs of $40,519	359,480
Proceeds from term credit agreement		97,838
Proceeds from issuance of cash convertible notes			363,808
Repayment of credit facility			(140,000)
Purchase of call options			(73,750)
Proceeds from issuance of warrants			15,000
Stock options exercised	1,140	1,000	5,784
Income tax (provision) benefit related to stock-based compensation	(6,154)	(6,449)	(2,760)
Cost of common stock repurchased	(35,832)	(58,553)	(60,090)
Payment of dividend related to convertible preferred shares	(1,051)
Net cash provided by financing activities	317,583	33,836	107,992
Effect of exchange rate changes on cash and cash equivalents	(1,325)	(508)	(265)
Increase (decrease) in cash and cash equivalents	(53,707)	113,504	(58,080)
Cash and cash equivalents at beginning of period	467,633	354,129	412,209
Cash and cash equivalents at end of period	413,926	467,633	354,129
Supplemental disclosure of cash flow information:
Cash paid for interest	50,407	24,237	22,068
Cash paid for income taxes	44,975	62,116	59,384
Parent Company [Member]
Cash flows from operating activities
Net (loss) income	(347,067)	115,237	91,638
Adjustments to reconcile income from continuing operations, net of tax to net cash used in operating activities
Equity in earnings of subsidiaries	287,411	(159,811)	(137,101)
Stock-based compensation	4,386	6,126	12,099
Debt discount accretion and other debt related expenses	17,457	15,189	11,453
Depreciation and amortization	1,614	1,652	2,170
Unrealized loss on investments	14,179	3,433	12,348
Writedown of assets and lease loss accrual	418	945
Decrease (increase) in operating assets
Financial instruments owned, at fair value	7,270	626	(4,397)
Receivable from brokers and dealers	(5,900)
Receivable from subsidiaries	62,813	(119,172)
Income taxes receivable	(151,001)	(26,911)	30,900
Other assets	9,063	56,508	(50,327)
(Decrease) increase in operating liabilities
Financial instruments sold, not yet purchased, at fair value	5,269
Payable to subsidiaries		(10,150)	(18,867)
Accrued compensation expense	(4,299)	8,623	(34,147)
Accrued expenses and other liabilities	2,089	5,263	11,507
Net cash (used in) provided by operating activities	(96,298)	(102,442)	(72,724)
Cash flows from investing activities
Distributions from investments	13,639	4,477	37,558
Purchases of investments	(27,790)	(24,641)	(7,997)
Purchases of fixed assets and leasehold improvements	(53)	(7)	(1,035)
Dividends received from subsidiaries	113,091	202,294	118,085
Capital contributions to subsidiaries	(231,783)	(22,334)	(196,337)
Net cash used in investing activities	(132,896)	159,789	(49,726)
Cash flows from financing activities
Proceeds of convertible preferred stock offering, net of issuance costs of $40,519	359,480
Proceeds from term credit agreement		97,838
Proceeds from issuance of cash convertible notes			363,808
Repayment of credit facility			(140,000)
Purchase of call options			(73,750)
Proceeds from issuance of warrants			15,000
Stock options exercised	1,140	1,000	5,784
Income tax (provision) benefit related to stock-based compensation	(6,154)	(6,449)	(2,760)
Cost of common stock repurchased	(35,832)	(58,553)	(60,090)
Payment of dividend related to convertible preferred shares	(1,051)
Net cash provided by financing activities	317,583	33,836	107,992
Effect of exchange rate changes on cash and cash equivalents	(1,325)	(508)	(265)
Increase (decrease) in cash and cash equivalents	87,064	91,183	(14,458)
Cash and cash equivalents at beginning of period	233,915	143,240	157,963
Cash and cash equivalents at end of period	320,979	233,915	143,240
Supplemental disclosure of cash flow information:
Cash paid for interest	15,479	14,552	16,648
Cash paid for income taxes	$ 44,975	$ 62,116	$ 59,384

Condensed Financial Statements of Knight Capital Group, Inc. (parent only) - Statements of Cash Flows (Parent Only) (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Issuance costs	$ 40,519
Parent Company [Member]
Issuance costs	$ 40,519

Subsequent Events - Additional Information (Detail) (Subsequent Event [Member], USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended
	Jan. 30, 2013	Mar. 31, 2013
Subsequent Event [Line Items]
Reduction in workforce	5.00%
Capitalized software writedown		$ 1
Minimum [Member]
Subsequent Event [Line Items]
Expected restructuring costs		9
Employee severance and other employee benefit costs		8
Cash expenditures for restructuring		4
Maximum [Member]
Subsequent Event [Line Items]
Expected restructuring costs		11
Employee severance and other employee benefit costs		10
Cash expenditures for restructuring		$ 5